SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%
Australia — 4.1%
Allkem Ltd *	236,350	$1,783
ANZ Group Holdings Ltd	1,231,798	19,764
Aristocrat Leisure Ltd	5,907	121
Australian Clinical Labs Ltd	33,971	69
BHP Group Ltd	737,011	22,740
BlueScope Steel Ltd	884,842	10,045
Commonwealth Bank of Australia	20,904	1,446
Computershare Ltd	950,516	16,678
CSL Ltd	31,886	6,193
CSR Ltd	807,866	2,573
Endeavour Group Ltd/Australia	45,838	199
Fortescue Metals Group Ltd	415,541	5,785
Goodman Group ‡	26,150	306
Iluka Resources Ltd	734,403	4,705
Imdex Ltd	106,532	160
Incitec Pivot Ltd	3,074,644	7,796
Jumbo Interactive Ltd	12,841	121
Macquarie Group Ltd	19,697	2,215
Mineral Resources Ltd	67,310	3,517
National Australia Bank Ltd	98,034	1,983
Nufarm Ltd/Australia	30,265	126
OFX Group Ltd *	14,631	24
Orica Ltd	68,673	699
Orora Ltd	1,427,318	2,783
Pilbara Minerals Ltd *	1,937,126	4,886
Propel Funeral Partners Ltd	1,681	5
Qantas Airways Ltd *	126,942	512
Ridley Corp Ltd	80,728	108
Shaver Shop Group Ltd	30,839	24
Sierra Rutile Holdings Ltd *	331,265	50
South32 Ltd	6,209,310	16,956
Wesfarmers Ltd	47,586	1,478
Westpac Banking Corp	58,553	923
Whitehaven Coal Ltd	3,181,754	20,190
Woolworths Group Ltd	22,497	512
		157,475

Austria — 0.5%
ANDRITZ AG	72,724	4,156
OMV AG	230,693	11,843
Raiffeisen Bank International AG *	39,393	645
Verbund AG, Cl A	8,687	729
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,435	178
		17,551

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	159,448	9,575
D'ieteren Group	2,578	493
Elia Group SA/NV	4,570	648
Groupe Bruxelles Lambert NV	3,829	305
Sipef NV	128	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Solvay SA	6,094	$614
Umicore SA	11,167	409
		12,052

Brazil — 1.0%
Ambev SA	7,471,100	20,547
B3 SA - Brasil Bolsa Balcao	2,480,851	6,207
Banco Bradesco SA ADR	309,778	892
Gerdau SA ADR	113,041	626
JBS SA	1,751,200	7,294
Petroleo Brasileiro SA ADR	147,506	1,571
		37,137

Canada — 2.3%
Advantage Energy Ltd *	253,283	1,770
AirBoss of America Corp (A)	13,270	73
Alimentation Couche-Tard Inc	193,377	8,492
Amerigo Resources Ltd	25,300	25
Athabasca Oil Corp *	178,800	318
Birchcliff Energy Ltd	279,660	1,946
Black Diamond Group Ltd	4,100	15
Canadian National Railway Co	113,257	13,444
Canadian Pacific Railway Ltd	130,334	9,722
Canfor Corp *	120,381	1,893
Celestica Inc *	145,600	1,640
Crescent Point Energy Corp	777,000	5,540
Dexterra Group Inc	104	–
Dundee Precious Metals Inc	12,791	62
Empire Co Ltd, Cl A	97,700	2,571
Enerplus Corp	69,631	1,228
Enghouse Systems Ltd	11,200	297
Ensign Energy Services Inc *	37,800	95
Exco Technologies Ltd	9,200	52
Finning International Inc	12,500	311
Gear Energy Ltd	115,938	97
George Weston Ltd	42,700	5,294
iA Financial Corp Inc	33,297	1,948
Kelt Exploration Ltd *	98,529	364
Leon's Furniture Ltd	12,800	162
Magna International Inc, Cl A	137,707	7,732
Martinrea International Inc	80,935	673
MEG Energy Corp *	364,500	5,071
Mullen Group Ltd	79,475	853
NuVista Energy Ltd *	48,900	450
Parex Resources Inc	28,100	418
Pason Systems Inc	7,700	91
Pet Valu Holdings Ltd	4,300	124
Peyto Exploration & Development Corp	209,700	2,147
Pine Cliff Energy Ltd (A)	27,500	34
Pipestone Energy Corp	9,178	20
Power Corp of Canada	52,800	1,241
Primo Water Corp	5,000	78
Russel Metals Inc	31,084	660

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stelco Holdings Inc	44,800	$1,464
Stella-Jones Inc	3,800	136
Thomson Reuters Corp	36,497	4,161
TMX Group Ltd	1,600	160
Torex Gold Resources Inc *	1,008	12
Tourmaline Oil Corp	18,600	938
Uni-Select Inc *	62,513	1,977
Viemed Healthcare Inc *	32,726	248
		86,047

China — 1.5%
Alibaba Group Holding Ltd *	2,199,500	24,306
Beijing Capital International Airport Co Ltd, Cl H *	8,022,000	5,869
STMicroelectronics NV	177,257	6,242
Tencent Holdings Ltd	54,400	2,328
Trip.com Group Ltd ADR *	509,768	17,536
		56,281

Denmark — 3.5%
AP Moller - Maersk A/S, Cl A	530	1,169
AP Moller - Maersk A/S, Cl B	8,375	18,774
Danske Bank A/S *	599,587	11,815
DSV A/S	18,254	2,873
Genmab A/S *	34,007	14,354
ISS A/S *	20,541	434
Novo Nordisk A/S, Cl B	526,762	70,912
Orsted AS	58,214	5,274
Pandora A/S	101,500	7,110
Solar A/S, Cl B	624	56
TORM PLC, Cl A	15,645	445
		133,216

Finland — 1.1%
Kesko Oyj, Cl B	562,237	12,373
Marimekko Oyj	4,590	43
Neste Oyj	18,861	866
Nokia Oyj	4,631,838	21,389
Orion Oyj, Cl B	92,715	5,070
UPM-Kymmene Oyj	43,458	1,620
Uponor Oyj	9,306	165
Vaisala Oyj, Cl A	564	24
		41,550

France — 12.6%
ABC arbitrage	1,721	12
Accor SA *	654,436	16,309
Air Liquide SA	310,493	43,874
AKWEL	279	5
Alstom SA	793,340	19,321
Amundi SA	418,848	23,692
Arkema SA	2,763	247
Aubay	449	23
AXA SA	652,015	18,131

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beneteau SA	30,414	$459
BioMerieux	3,830	400
BNP Paribas SA	122,733	6,975
Bouygues SA	289,608	8,667
Capgemini SE	2,041	340
Carrefour SA	535,221	8,934
Christian Dior SE	387	281
Cie Generale des Etablissements Michelin SCA	910,993	25,264
Danone SA	711,061	37,360
Dassault Aviation SA	39,312	6,637
Derichebourg SA	5,660	33
Engie SA	947,596	13,539
Fnac Darty SA	237	9
Hermes International	9,450	14,573
Ipsen SA	65,178	6,991
IPSOS	18,645	1,164
Jacquet Metals SACA	5,998	107
Lectra	1,640	62
Legrand SA	8,935	713
L'Oreal SA	16,324	5,812
LVMH Moet Hennessy Louis Vuitton SE	7,982	5,792
Orange SA	682,544	6,761
Pernod Ricard SA	72,972	14,310
Publicis Groupe SA	452,008	28,664
Rexel SA	1,765,982	34,755
Sanofi	487,116	46,705
Sartorius Stedim Biotech	34,701	11,203
Savencia SA	539	34
Schneider Electric SE	84,737	11,822
Societe BIC SA	364	25
Societe Generale SA	232,681	5,831
Sodexo SA (A)	202,677	19,355
SPIE SA	21,148	550
Stef SA	602	58
Technip Energies NV	44,546	697
Thales SA	63,012	8,023
TotalEnergies SE (A)	140,103	8,770
Valeo	201,598	3,593
Veolia Environnement SA	15,489	397
Vetoquinol SA	50	5
Vilmorin & Cie SA	1,420	69
Vinci SA (A)	113,454	11,296
Wavestone	3,176	146
Wendel SE	5,144	479
		479,274

Germany — 8.4%
adidas AG	107,630	14,641
Allianz SE	4,268	915
AT&S Austria Technologie & Systemtechnik AG	744	25

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BASF SE	459,533	$22,751
Bayer AG	563,994	29,088
Bayerische Motoren Werke AG	17,820	1,586
BioNTech SE ADR *	8,527	1,281
Brenntag SE	4,179	266
Carl Zeiss Meditec AG	34,097	4,290
Commerzbank AG *	104,294	984
Covestro AG	731,752	28,544
Daimler Truck Holding AG *	722,644	22,324
Deutsche Bank AG	113,539	1,283
Deutsche Boerse AG	117,233	20,194
Deutsche Post AG	61,297	2,301
Deutsche Telekom AG	908,911	18,080
Deutz AG	21,725	94
Duerr AG	18,372	618
E.ON SE	123,380	1,229
Elmos Semiconductor SE	636	36
Fresenius Medical Care AG & Co KGaA	653,689	21,327
GEA Group AG	14,875	606
Hannover Rueck SE	6,396	1,266
HUGO BOSS AG	69,029	3,990
Knorr-Bremse AG	141,550	7,711
Krones AG	5,055	567
Linde PLC	29,763	9,702
Merck KGaA	127,568	24,629
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,263	410
PSI Software AG	31	1
RWE AG	453,254	20,119
SAP SE	412,941	42,480
Siemens AG	82,904	11,470
Siemens Healthineers AG	23,720	1,183
Stabilus SE	4,070	273
Talanx AG	9,167	434
Telefonica Deutschland Holding AG	200,099	492
Vitesco Technologies Group AG *	5,387	312
Wacker Chemie AG	20,170	2,570
		320,072

Hong Kong — 1.2%
AIA Group Ltd	455,600	5,067
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	9
Galaxy Entertainment Group Ltd *	2,402,000	15,880
HKT Trust & HKT Ltd	327,000	401
Jardine Matheson Holdings Ltd	9,100	463
Johnson Electric Holdings Ltd	68,837	86
Li Ning Co Ltd	463,000	4,019
Orient Overseas International Ltd	110,000	1,987
PAX Global Technology Ltd	51,000	44
Power Assets Holdings Ltd	116,000	635
Sands China Ltd *	3,298,800	10,947
SITC International Holdings Co Ltd	1,721,000	3,828

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WH Group Ltd	2,179,000	$1,268
		44,634

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	49,088	340

India — 0.1%
ICICI Bank Ltd ADR	240,511	5,265
Kewal Kiran Clothing Ltd	5,821	36
		5,301

Indonesia — 0.1%
Adaro Energy Indonesia Tbk PT	1,080,400	268
Bank Rakyat Indonesia Persero Tbk PT	16,717,598	5,301
Delta Dunia Makmur Tbk PT	6,958,800	136
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,706,500	111
Sumber Tani Agung Resources Tbk PT	710,100	48
Triputra Agro Persada PT	677,010	27
		5,891

Ireland — 1.5%
Accenture PLC, Cl A	44,184	11,790
Bank of Ireland Group PLC	1,267,412	12,039
Experian PLC	197,983	6,699
ICON PLC *	55,525	10,786
Ryanair Holdings PLC ADR *	210,516	15,738
		57,052

Israel — 0.8%
Bank Hapoalim BM	1,076,546	9,656
Bank Leumi Le-Israel BM	1,233,000	10,231
Check Point Software Technologies Ltd *	61,327	7,737
FIBI Holdings Ltd	10,858	449
Isracard Ltd	–	–
Israel Discount Bank Ltd, Cl A	179,511	939
YH Dimri Construction & Development Ltd	33	2
		29,014

Italy — 3.0%
Assicurazioni Generali SpA	88,359	1,567
Azimut Holding SpA	122,503	2,736
Banca IFIS SpA	4,498	64
Banca Mediolanum SpA	65,271	543
CNH Industrial NV	627,604	10,024
Danieli & C Officine Meccaniche SpA	3,674	56
Enel SpA	8,153,492	43,770
Ferrari NV	35,996	7,691
FinecoBank Banca Fineco SpA	40,607	673
Intesa Sanpaolo SpA	317,884	705
Leonardo SpA	343,912	2,958
Piaggio & C SpA	50,833	152
Prysmian SpA	17,137	634
Recordati Industria Chimica e Farmaceutica SpA	28,710	1,187

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saras SpA *	647,843	$795
Snam SpA	124,499	602
Stellantis NV	105,991	1,500
Tenaris SA	419,565	7,292
Terna - Rete Elettrica Nazionale	138,019	1,016
UniCredit SpA	2,230,690	31,597
		115,562

Japan — 13.3%
77 Bank Ltd/The	55,964	937
A&D HOLON Holdings Co Ltd	14,200	109
Adastria Co Ltd	12,100	215
Advantest Corp	111,100	7,140
Adways Inc	16,000	61
AEON Financial Service Co Ltd	172,700	1,832
Ai Holdings Corp	6,100	97
Aidma Holdings Inc *	7,500	228
Aisan Industry Co Ltd	12,100	63
Alps Alpine Co Ltd	63,900	580
Amada Co Ltd	38,000	298
Anest Iwata Corp	4,800	31
Anritsu Corp	85,000	826
AOKI Holdings Inc	5,200	27
Arcs Co Ltd	22,300	371
ARTERIA Networks Corp	4,200	40
Asahi Co Ltd	3,900	41
Asahi Group Holdings Ltd (A)	121,700	3,799
Astellas Pharma Inc	53,100	807
Ateam Inc	5,700	31
Awa Bank Ltd/The	7,800	126
Axell Corp	3,000	38
Axial Retailing Inc	3,200	82
Bandai Namco Holdings Inc	11,200	706
Bank of Iwate Ltd/The	4,200	63
Base Co Ltd	3,500	93
Benefit One Inc	4,900	72
BIPROGY Inc	179,900	4,561
Boutiques Inc *	1,300	35
BrainPad Inc *	9,900	56
Bridgestone Corp (A)	123,400	4,387
Brother Industries Ltd	100,500	1,529
Business Brain Showa-Ota Inc	2,600	37
BuySell Technologies Co Ltd (A)	1,500	61
Canon Inc (A)	114,400	2,476
Canon Marketing Japan Inc (A)	94,900	2,150
Capcom Co Ltd	33,100	1,056
Careerlink Co Ltd	1,900	41
Central Glass Co Ltd	2,100	45
Chiba Kogyo Bank Ltd/The	13,000	45
Chino Corp	2,700	36
Chori Co Ltd	3,400	56
Chubu Shiryo Co Ltd	2,800	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CKD Corp	3,600	$51
COLOPL Inc *	9,800	47
Cosel Co Ltd	2,600	20
Daihen Corp	1,400	41
Dai-ichi Life Holdings Inc	386,200	8,763
Daiichi Sankyo Co Ltd	21,000	676
Daisue Construction Co Ltd	5,900	52
Daito Trust Construction Co Ltd	74,800	7,676
Daiwa House Industry Co Ltd	26,300	606
DeNA Co Ltd *	9,800	131
Dentsu Group Inc (A)	26,700	839
Digital Arts Inc	3,000	127
Disco Corp	4,500	1,287
Double Standard Inc	4,500	76
Dowa Holdings Co Ltd	12,400	390
Earth Corp	800	31
Eiken Chemical Co Ltd	12,500	162
Eisai Co Ltd	6,600	435
Eizo Corp	3,400	88
Elecom Co Ltd	5,800	59
en Japan Inc	77,800	1,429
Enigmo Inc	20,500	99
ESPEC Corp	4,900	70
Exedy Corp	8,300	102
FANUC Corp	189,900	28,547
Financial Partners Group Co Ltd	38,300	323
FINDEX Inc	9,100	34
FJ Next Holdings Co Ltd	5,100	37
Forum Engineering Inc	5,100	33
Frontier Management Inc *	2,900	28
Fuji Corp/Aichi	35,600	521
Fujitsu Ltd	93,500	12,482
Fukuoka Financial Group Inc	345,300	7,864
Funai Soken Holdings Inc (A)	8,800	181
Furyu Corp	21,300	176
Futaba Industrial Co Ltd	10,000	27
Gakken Holdings Co Ltd	6,700	47
Gakujo Co Ltd	4,000	42
Giken Ltd	6,100	134
Glory Ltd	93,100	1,548
GungHo Online Entertainment Inc *	60,200	973
Gunze Ltd	1,600	51
Hamee Corp	9,300	50
Hankyu Hanshin Holdings Inc	14,100	419
Heiwa Corp	26,400	497
Heiwado Co Ltd	15,000	244
Himaraya Co Ltd	3,000	21
Hino Motors Ltd *	43,400	165
Hioki EE Corp	1,200	58
Hirose Electric Co Ltd	5,500	692
Hito Communications Holdings Inc	5,800	67
Hodogaya Chemical Co Ltd	700	15

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Honda Motor Co Ltd	153,800	$3,534
Hoosiers Holdings Co Ltd	6,200	35
Horiba Ltd	20,500	890
Hoya Corp	4,400	424
IBJ Inc	5,900	44
Ichikoh Industries Ltd	7,800	21
Iida Group Holdings Co Ltd	240,900	3,653
Infocom Corp	2,600	42
Inpex Corp (A)	31,900	337
Insource Co Ltd	66,000	778
Intelligent Wave Inc	7,400	40
Inter Action Corp	4,400	51
I-PEX Inc	19,400	175
IR Japan Holdings Ltd	11,700	160
Isuzu Motors Ltd	977,900	11,465
ITOCHU Corp	44,300	1,392
Iwaki Co Ltd	3,800	35
JAC Recruitment Co Ltd	8,800	162
Japan Aviation Electronics Industry Ltd	13,600	217
Japan Electronic Materials Corp	5,100	52
Japan Exchange Group Inc	364,800	5,246
Japan Lifeline Co Ltd	13,000	90
Japan Post Insurance Co Ltd	352,500	6,201
Japan Tobacco Inc (A)	50,600	1,020
JCU Corp	3,900	91
Jeol Ltd	16,500	449
JP-Holdings Inc	19,300	44
JSR Corp	8,400	165
JTEKT Corp	52,300	368
Justsystems Corp	8,200	175
JVCKenwood Corp	26,100	73
Kanematsu Corp	13,600	155
Kao Corp (A)	360,400	14,354
KAWADA TECHNOLOGIES Inc	1,000	25
Kawasaki Heavy Industries Ltd	37,600	881
KDDI Corp	217,300	6,558
Kenko Mayonnaise Co Ltd	3,000	31
Keyence Corp	27,901	10,873
KeyHolder Inc	7,500	41
Kimura Unity Co Ltd	6,200	37
Kirin Holdings Co Ltd (A)	42,100	642
Kitz Corp	10,100	60
Kokuyo Co Ltd (A)	202,900	2,857
Komatsu Ltd	1,048,200	22,848
Komori Corp	12,000	73
Konica Minolta Inc	610,400	2,438
Konoike Transport Co Ltd	2,500	30
Koshidaka Holdings Co Ltd	14,200	107
Kubota Corp (A)	151,900	2,092
Kumagai Gumi Co Ltd	10,100	201
Kurita Water Industries Ltd	14,700	608
Kyocera Corp	10,600	526

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lasertec Corp (A)	34,300	$5,653
Lawson Inc	76,300	2,909
Lifedrink Co Inc	2,100	42
M&A Research Institute Inc *(A)	14,900	708
Maezawa Kasei Industries Co Ltd	3,700	37
Makita Corp	426,800	9,963
Mandom Corp	6,200	69
Marubeni Corp	264,800	3,040
Maruzen Showa Unyu Co Ltd	3,400	78
Maxell Ltd	3,300	34
Mazda Motor Corp	773,600	5,892
MCJ Co Ltd	4,700	34
Media Do Co Ltd *	7,400	97
Medical System Network Co Ltd, Cl A	12,800	42
Megachips Corp *	2,400	45
Megmilk Snow Brand Co Ltd	25,400	347
Meidensha Corp	13,300	189
MEIJI Holdings Co Ltd	500	26
Meitec Corp	3,000	54
METAWATER Co Ltd	5,200	64
Micronics Japan Co Ltd (A)	21,100	208
Mimasu Semiconductor Industry Co Ltd	11,200	199
MIRAIT ONE corp	7,600	88
Mitsubishi Corp	22,300	724
Mitsubishi Electric Corp	1,484,400	14,777
Mitsubishi Shokuhin Co Ltd	15,200	359
Mitsui & Co Ltd	181,100	5,288
Mitsui OSK Lines Ltd	17,100	426
MIXI Inc	70,200	1,312
Mizuho Medy Co Ltd	6,200	176
Mizuno Corp	48,400	1,032
Monogatari Corp/The	5,300	263
Morinaga Milk Industry Co Ltd	5,500	208
Morita Holdings Corp	2,600	23
Morito Co Ltd	4,300	24
MS&AD Insurance Group Holdings Inc	122,300	3,915
Murata Manufacturing Co Ltd	232,300	11,599
Musashino Bank Ltd/The	3,300	52
Nachi-Fujikoshi Corp	1,100	30
Nagaileben Co Ltd	5,200	79
Nagano Keiki Co Ltd	6,100	52
Naigai Trans Line Ltd	5,300	85
NEC Corp	19,600	689
NEOJAPAN Inc	3,500	26
Nexon Co Ltd	26,900	604
NexTone Inc *	1,600	54
Nihon Chouzai Co Ltd	16,300	150
Nihon Denkei Co Ltd	4,400	49
Nihon M&A Center Holdings Inc	12,300	152
Nihon Trim Co Ltd	5,200	107
Nikon Corp	232,600	2,073
Nippon Concept Corp	4,100	45

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Road Co Ltd/The	1,300	$58
Nippon Seisen Co Ltd	1,400	45
Nippon Shinyaku Co Ltd	1,000	57
Nippon Steel Corp	32,100	558
Nippon Thompson Co Ltd	13,600	53
Nippon Yusen KK	110,700	2,609
Nissei ASB Machine Co Ltd	900	29
Nisshinbo Holdings Inc (A)	128,400	948
Nissin Electric Co Ltd	4,000	38
Nisso Corp	3,900	17
Nitto Kohki Co Ltd	2,200	25
Nittoc Construction Co Ltd	10,000	70
Nittoku Co Ltd	6,200	110
Noda Corp	2,900	25
Nohmi Bosai Ltd	7,400	89
NS United Kaiun Kaisha Ltd	4,800	141
NTT Data Corp	26,800	392
Obara Group Inc	5,000	136
OBIC Business Consultants Co Ltd	5,300	172
Ohsho Food Service Corp	2,100	95
Okabe Co Ltd	8,200	43
Okamura Corp	10,600	114
OKUMA Corp	1,800	64
Okuwa Co Ltd	81,900	551
Olympus Corp	18,400	328
One Career Inc *	1,300	36
Ono Pharmaceutical Co Ltd	243,000	5,678
Onward Holdings Co Ltd	83,900	197
Optorun Co Ltd	29,000	493
Oracle Corp Japan *	8,200	530
Oriental Land Co Ltd/Japan	3,100	450
ORIX Corp	415,290	6,668
Oro Co Ltd	2,100	30
PC Depot Corp	16,700	34
Pegasus Sewing Machine Manufacturing Co Ltd	8,800	52
Persol Holdings Co Ltd	163,600	3,506
Pickles Holdings Co Ltd	6,100	52
Pronexus Inc	7,100	52
Proto Corp	4,400	41
QB Net Holdings Co Ltd	2,400	24
Qol Holdings Co Ltd	14,100	125
Recruit Holdings Co Ltd	422,400	13,372
Renesas Electronics Corp *	47,300	424
Resona Holdings Inc	2,936,400	16,095
Resorttrust Inc	12,400	221
Ricoh Co Ltd	40,700	311
Ride On Express Holdings Co Ltd	6,000	49
Riken Technos Corp	7,100	26
Riken Vitamin Co Ltd	2,600	38
Riso Kagaku Corp	4,600	73
Rohm Co Ltd	5,500	397

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RS Technologies Co Ltd	3,200	$86
Ryohin Keikaku Co Ltd	62,900	747
Sakai Heavy Industries Ltd	1,000	26
Sakai Moving Service Co Ltd	3,300	108
Sangetsu Corp	17,800	290
Sanken Electric Co Ltd	1,400	69
Sankyo Co Ltd	125,700	5,125
Sanwa Holdings Corp	202,900	1,878
Sanyo Denki Co Ltd	1,000	43
Sanyo Shokai Ltd	11,200	119
Sato Holdings Corp	7,000	101
SCREEN Holdings Co Ltd	22,200	1,423
Scroll Corp	42,800	231
Secom Co Ltd	14,600	835
Seiko Epson Corp	260,300	3,800
Seino Holdings Co Ltd	33,500	298
SERAKU Co Ltd	3,000	26
Seven & i Holdings Co Ltd	131,800	5,654
Shibaura Machine Co Ltd	13,000	258
Shibaura Mechatronics Corp	6,300	477
Shibuya Corp	2,900	51
Shimadzu Corp	38,000	1,079
Shimamura Co Ltd	57,100	5,669
Shimojima Co Ltd	3,600	25
Shindengen Electric Manufacturing Co Ltd	10,600	241
Shinnihon Corp	3,900	22
Shinnihonseiyaku Co Ltd	2,500	26
Shofu Inc	1,600	28
SIGMAXYZ Holdings Inc	15,200	149
Sinfonia Technology Co Ltd	4,200	47
Sinko Industries Ltd	2,200	24
SMK Corp	1,300	23
SMS Co Ltd *	7,600	193
SoftBank Corp	222,600	2,510
Soliton Systems KK	5,500	44
Sompo Holdings Inc	76,900	3,415
Sony Group Corp	73,665	5,603
Sprix Inc	1,500	10
Step Co Ltd	1,900	26
Strike Co Ltd	3,500	119
Subaru Corp	943,600	14,500
SUMCO Corp	25,100	334
Sumitomo Corp	32,300	538
Sumitomo Mitsui Financial Group Inc	460,600	18,488
Sumitomo Pharma Co Ltd	16,800	127
Sun Corp	1,900	30
Sun-Wa Technos Corp	2,600	31
Suzuki Motor Corp	13,500	437
Syuppin Co Ltd	3,600	34
T&D Holdings Inc	781,600	11,267
Takaoka Toko Co Ltd	7,700	104
Takara & Co Ltd	2,600	40

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Takara Holdings Inc	15,200	$120
Takeda Pharmaceutical Co Ltd	1,018,900	31,746
Takuma Co Ltd	4,300	40
TechMatrix Corp	3,400	47
Temairazu Inc	5,700	216
TIS Inc	123,000	3,244
Tocalo Co Ltd	4,500	39
Tochigi Bank Ltd/The	12,400	29
Toho Co Ltd/Kobe	2,700	35
Tokio Marine Holdings Inc	286,400	6,137
Tokyo Electron Ltd	33,000	9,724
Tokyo Gas Co Ltd	16,600	325
Tokyo Seimitsu Co Ltd	65,800	2,129
Tokyotokeiba Co Ltd	12,400	356
Tomy Co Ltd	119,000	1,140
Tonami Holdings Co Ltd	800	22
Topcon Corp	49,000	569
Toray Industries Inc	1,859,000	10,378
Toshiba TEC Corp	3,500	96
Tosho Co Ltd	14,200	121
Toyo Engineering Corp *	26,300	112
Transcosmos Inc *	5,100	126
Trend Micro Inc/Japan *(A)	15,400	717
Tri Chemical Laboratories Inc	2,500	38
Trusco Nakayama Corp	7,900	122
Tsubakimoto Chain Co	8,600	194
Tsukuba Bank Ltd	19,500	35
Tsuruha Holdings Inc	2,700	209
Ulvac Inc	2,600	110
United Arrows Ltd	13,700	192
Ushio Inc	9,900	122
USS Co Ltd	30,200	480
UT Group Co Ltd	19,300	331
V Technology Co Ltd	4,600	88
Valor Holdings Co Ltd	20,700	286
ValueCommerce Co Ltd	10,900	150
VINX Corp	2,300	26
Visional Inc *	1,400	93
Warabeya Nichiyo Holdings Co Ltd	29,400	411
Waseda Academy Co Ltd	3,100	26
WingArc1st Inc	19,600	301
Xebio Holdings Co Ltd	7,200	50
YAMABIKO Corp	11,600	97
Yamaha Motor Co Ltd (A)	48,500	1,106
Yamaichi Electronics Co Ltd	6,300	81
Yamazen Corp	10,200	78
Yokogawa Electric Corp	24,500	391
Yokowo Co Ltd	2,900	48
Yossix Holdings Co Ltd	4,600	75
ZIGExN Co Ltd	12,900	37
Zuken Inc	5,000	115
		506,226

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Jordan — 0.0%
Hikma Pharmaceuticals PLC	60,113	$1,122

Malaysia — 0.0%
Genting Plantations Bhd	31,100	45
Power Root Bhd	61,500	29
Taliworks Corp Bhd	151,400	30
		104

Malta — 0.0%
BGP Holdings *(B)	198,683	–

Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	62

Netherlands — 6.3%
ABN AMRO Bank NV	42,905	592
Adyen NV *	3,790	5,211
Aegon NV	244,753	1,238
Akzo Nobel NV	274,433	18,323
ArcelorMittal SA	750,883	19,694
ASM International NV	17,116	4,304
ASML Holding NV, Cl G	9,369	5,119
EXOR NV *	33,291	2,427
HAL Trust	421	54
Heineken Holding NV	58,192	4,475
Heineken NV	4,564	428
IMCD NV	1,259	179
ING Groep NV	2,932,281	35,638
Koninklijke Ahold Delhaize NV	1,049,809	30,072
Koninklijke DSM NV	4,561	556
Koninklijke Philips NV	795,271	11,886
NN Group NV	142,668	5,810
Pharming Group NV *	52,412	61
Randstad NV	627,614	38,153
RELX PLC	321,560	8,868
Shell PLC	791,779	22,376
Unibail-Rodamco-Westfield *‡	10,445	542
Wolters Kluwer NV	225,304	23,507
		239,513

New Zealand — 0.0%
Mainfreight Ltd	2,737	117

Norway — 0.5%
Aker BP ASA	14,722	454
Bouvet ASA	9,949	61
Equinor ASA	419,829	14,993
Kongsberg Gruppen ASA	13,555	572
Mowi ASA	177	3
Norsk Hydro ASA	107,904	803
Sparebanken Vest	1,610	15
Stolt-Nielsen Ltd	1,480	41
Yara International ASA	57,751	2,524
		19,466

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Poland — 0.0%
Enea SA *	63,733	$87
PGE Polska Grupa Energetyczna SA *	75,850	119
Tim SA/Siechnice	5,020	33
		239

Portugal — 0.3%
Altri SGPS SA	37,111	198
Jeronimo Martins SGPS SA	589,544	12,697
		12,895

Qatar — 0.0%
Mekdam Holding Group	22,573	48
Ooredoo QPSC	171,417	435
		483

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets Co	4,658	129
Alamar Foods	1,628	60
Arab National Bank	12,123	103
Bupa Arabia for Cooperative Insurance Co	3,283	125
Dar Al Arkan Real Estate Development Co *	1,983,104	6,126
Elm Co	6,101	542
Etihad Etisalat Co *	220,984	2,043
Kingdom Holding Co	13,200	27
Mobile Telecommunications Co Saudi Arabia *	565,674	1,511
Najran Cement Co	49,115	159
Sahara International Petrochemical Co	46,809	428
Saudi Basic Industries Corp	260,129	6,223
Saudi Electricity Co	969,527	5,993
Saudi Investment Bank/The	153,302	707
Saudi Paper Manufacturing Co *	16,127	100
Saudi Telecom Co	73,143	712
Savola Group/The	8,485	62
United Wire Factories Co	10,536	68
		25,118

Singapore — 0.3%
DBS Group Holdings Ltd	417,600	10,561
Keppel Corp Ltd	153,300	830
Oversea-Chinese Banking Corp Ltd	41,300	375
		11,766

South Africa — 0.1%
DataTec Ltd	100,188	183
Investec PLC	634,672	4,016
		4,199

South Korea — 1.6%
BNK Financial Group Inc	691,155	3,561
JLS Co Ltd	3,880	22
LG Electronics Inc	361	25
Samsung Electronics Co Ltd	824,762	36,201
Shinhan Financial Group Co Ltd	353,824	9,850

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SK Hynix Inc	165,479	$9,873
		59,532

Spain — 3.2%
Acciona SA	1,790	329
Aena SME SA *	107,661	13,478
Amadeus IT Group SA, Cl A *	826,900	42,846
Applus Services SA	6,001	41
Banco Bilbao Vizcaya Argentaria SA	674,399	4,055
CaixaBank SA	5,122,555	20,075
Cia de Distribucion Integral Logista Holdings SA	8,716	219
Corp ACCIONA Energias Renovables SA	105,187	4,057
Iberdrola SA	742,842	8,665
Industria de Diseno Textil SA	1,065,203	28,250
Laboratorios Farmaceuticos Rovi SA	11,284	434
Naturgy Energy Group SA	7,438	193
Repsol SA	45,158	716
		123,358

Sweden — 1.8%
Atlas Copco AB, Cl A	266,781	3,152
Betsson AB, Cl B	44,087	359
Electrolux AB, Cl B (A)	155,912	2,106
EQT AB	212,915	4,508
Essity AB, Cl B	628,090	16,475
Evolution AB	68,568	6,682
Fenix Outdoor International AG	374	30
H & M Hennes & Mauritz AB, Cl B (A)	644,610	6,944
International Petroleum Corp *	81,800	918
New Wave Group AB, Cl B	27,957	554
Nordea Bank Abp	128,029	1,372
Securitas AB, Cl B	2,173,142	18,137
SkiStar AB	5,679	60
Swedbank AB, Cl A	515,965	8,780
		70,077

Switzerland — 7.7%
ABB Ltd	92,968	2,820
Alcon Inc	178,854	12,214
Burckhardt Compression Holding AG	197	117
Cie Financiere Richemont SA, Cl A	102,085	13,229
Coca-Cola HBC AG	116,681	2,769
Comet Holding AG	930	197
Credit Suisse Group AG	1,004,802	3,002
dormakaba Holding AG	3,839	1,404
Geberit AG	4,905	2,309
Georg Fischer AG	1,517	93
Implenia AG *	1,932	79
Julius Baer Group Ltd	156,694	9,122
Kuehne + Nagel International AG	51,712	12,028
Lonza Group AG	17,632	8,635
Mobilezone Holding AG	16,721	277
Nestle SA	277,638	32,151

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novartis AG	236,339	$21,353
Partners Group Holding AG	8,005	7,067
Roche Holding AG	302,026	94,832
Sika AG	24,316	5,827
Sonova Holding AG	17,398	4,124
Straumann Holding AG	30,978	3,536
Swatch Group AG/The	99,704	28,342
u-blox Holding AG	871	104
UBS Group AG	996,742	18,535
Zurich Insurance Group AG	18,189	8,695
		292,861

Taiwan — 0.6%
Evergreen Marine Corp Taiwan Ltd	781,600	4,131
Hon Hai Precision Industry Co Ltd	6,231,000	20,196
Taiwan FU Hsing Industrial Co Ltd	21,000	28
		24,355

Thailand — 0.1%
Banpu PCL NVDR	10,532,000	4,163
Lanna Resources PCL NVDR (A)	155,400	79
Star Petroleum Refining PCL NVDR (A)	909,600	281
		4,523

United Kingdom — 16.8%
4imprint Group PLC	103	5
Admiral Group PLC	26,083	671
AG Barr PLC	22,151	142
Anglo American PLC	569,071	22,155
Aon PLC, Cl A	25,543	7,666
Aptiv PLC *	59,301	5,523
Ashtead Group PLC	91,853	5,215
AstraZeneca PLC	231,673	31,262
Aviva PLC	1,530,127	8,150
B&M European Value Retail SA	1,084,580	5,366
BAE Systems PLC	869,700	8,955
Barclays PLC	13,336,223	25,430
Berkeley Group Holdings PLC	87,365	3,965
BP PLC	1,438,179	8,216
BP PLC ADR	90,464	3,160
British American Tobacco PLC	170,017	6,711
Burberry Group PLC	23,586	576
Cairn Homes PLC	50,448	48
Centrica PLC	3,866,133	4,489
Clarkson PLC	734	29
Coca-Cola Europacific Partners PLC	169,062	9,353
Compass Group PLC	994,938	22,949
Computacenter PLC	78,102	1,795
Croda International PLC	10,092	802
Devro PLC	1,895	7
Diageo PLC	568,123	24,944
FDM Group Holdings PLC	4,079	37
Ferguson PLC	79,664	10,005

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ferrexpo PLC	524,939	$993
Firstgroup PLC	265,755	323
Frasers Group PLC *	75,852	648
Glencore PLC	2,058,898	13,681
Greggs PLC	85,192	2,404
GSK PLC	1,474,242	25,494
GSK PLC ADR	273,696	9,618
Gulf Keystone Petroleum Ltd	18,572	45
Haleon PLC *	317,170	1,249
Hays PLC	953,090	1,326
Howden Joinery Group PLC	245,483	1,658
HSBC Holdings PLC	2,535,154	15,727
IG Group Holdings PLC	322,479	3,033
Imperial Brands PLC	188,156	4,687
Inchcape PLC	290,147	2,862
Indivior PLC *	40,930	912
International Distributions Services PLC	97,790	251
Intertek Group PLC	244,980	11,888
Investec PLC	779,649	4,796
J Sainsbury PLC	7,358,763	19,271
Just Group PLC	553,597	543
London Stock Exchange Group PLC	61,111	5,246
Man Group PLC/Jersey	834,115	2,144
Mitie Group PLC	134,935	121
MP Evans Group PLC	1,232	12
National Grid PLC	30,116	361
NatWest Group PLC	5,855,746	18,680
Ninety One PLC	500,336	1,124
Numis Corp PLC	1,540	4
Pagegroup PLC	299,458	1,661
Pearson PLC	41,774	472
Playtech Plc *	7,860	48
Plus500 Ltd	130,443	2,831
Polar Capital Holdings PLC	163	1
Prudential PLC	2,392,494	32,449
QinetiQ Group PLC	90,352	388
Reckitt Benckiser Group PLC	470,240	32,548
RELX PLC	506,570	13,942
Rio Tinto PLC	223,237	15,570
Rio Tinto PLC ADR	3,335	237
Rolls-Royce Holdings PLC *	30,392,964	34,074
Sage Group PLC/The	158,909	1,425
Segro PLC ‡	93,113	855
Severn Trent PLC	19,268	614
Smith & Nephew PLC	1,550,450	20,693
Smiths Group PLC	19,456	374
Speedy Hire PLC	272,398	130
SSE PLC	73,855	1,521
Standard Chartered PLC	1,910,500	14,304
STERIS PLC	27,380	5,057
TechnipFMC PLC *	375,169	4,573
Telecom Plus PLC	4,583	121

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tesco PLC	5,596,580	$15,094
Thungela Resources Ltd	3,967	65
Travis Perkins PLC	1,453,029	15,545
Unilever PLC	872,301	43,882
United Utilities Group PLC	18,986	226
Vodafone Group PLC	4,943,242	5,009
WH Smith PLC	542,813	9,693
WPP PLC	77,164	761
		640,890

United States — 1.2%
Atlassian Corp Ltd, Cl A *	89,708	11,544
EPAM Systems Inc *	16,831	5,516
Globant SA *	29,117	4,896
Inmode Ltd *	7,559	270
Lululemon Athletica Inc *	12,750	4,085
Mettler-Toledo International Inc *	3,252	4,700
QIAGEN NV *	139,497	6,957
ResMed Inc	17,707	3,685
STMicroelectronics NV, Cl Y	9,356	333
Waste Connections Inc	28,515	3,780
		45,766

Total Common Stock
(Cost $3,619,735) ($ Thousands)		3,681,121

PREFERRED STOCK — 0.9%
Brazil — 0.3%
Itau Unibanco Holding ADR *(C)	1,184,198	5,578
Petroleo Brasileiro SA (C)	1,334,900	6,194
		11,772

Germany — 0.6%
Bayerische Motoren Werke AG (C)	15,816	1,343
Jungheinrich AG (C)	2,571	73
Sartorius AG (C)	13,807	5,443
Schaeffler AG (C)	228,253	1,550
Volkswagen AG (C)	105,076	13,056
		21,465

Total Preferred Stock
(Cost $38,510) ($ Thousands)		33,237

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF *	48,110	3,163

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND (continued)

Total Exchange Traded Fund
(Cost $2,946) ($ Thousands)		$3,163

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, LP
4.240% **†(D)	91,598,396	91,642

Total Affiliated Partnership
(Cost $91,607) ($ Thousands)		91,642

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	15,833,703	15,834

Total Cash Equivalent
(Cost $15,834) ($ Thousands)		15,834

Total Investments in Securities — 100.3%
(Cost $3,768,632) ($ Thousands)		$3,824,997

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	159	Mar-2023	$6,743	$6,423	$(336)
FTSE 100 Index	44	Mar-2023	4,094	3,952	(18)
Hang Seng Index	4	Jan-2023	507	510	4
SPI 200 Index	21	Mar-2023	2,589	2,489	(70)
TOPIX Index	40	Mar-2023	5,853	5,734	(244)
			$19,786	$19,108	$(664)

Percentages are based on Net Assets of $3,812,534 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $86,008 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $91,642 ($ Thousands).

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Liquidity Fund, LP	$113,836	$162,315	$(184,521)	$-	$12	$91,642	$169	$-
SEI Daily Income Trust, Government Fund, Cl F	68,913	136,459	(189,538)	-	-	15,834	345	-
Totals	$182,749	$298,774	$(374,059)	$-	$12	$107,476	$514	$-

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%
Austria — 0.3%
Erste Group Bank AG *	122,261	$3,901

Brazil — 4.7%
Ambev SA	583,700	1,605
Ambev SA ADR	328,654	894
Arcos Dorados Holdings Inc, Cl A	302,072	2,525
Arezzo Industria e Comercio SA *	82,700	1,226
B3 SA - Brasil Bolsa Balcao	1,358,922	3,400
Banco Bradesco SA ADR	665,129	1,916
Banco do Brasil SA	816,013	5,368
Banco Santander Brasil SA	854,800	4,564
BB Seguridade Participacoes SA	631,608	4,033
Cia Brasileira de Aluminio	588,000	1,286
Cia Energetica de Minas Gerais ADR	394,546	801
Cia Siderurgica Nacional SA	572,900	1,579
CPFL Energia SA	616,295	3,875
Gerdau SA ADR	161,022	892
Hapvida Participacoes e Investimentos S/A *	1,694,600	1,630
Hypera SA *	39,698	340
JBS SA	166,515	693
Klabin SA	726,485	2,748
MercadoLibre Inc *	2,627	2,223
Multiplan Empreendimentos Imobiliarios SA *	486,700	2,019
Pagseguro Digital Ltd, Cl A *	145,046	1,268
Petro Rio SA *	358,100	2,524
Petroleo Brasileiro SA ADR *	245,204	2,611
Sendas Distribuidora SA	1,588,400	5,857
SLC Agricola SA	71,097	632
Suzano SA	44,183	404
TIM SA/Brazil *	962,200	2,260
TIM SA/Brazil ADR *	46,719	544
TOTVS SA *	68,775	360
Vale SA	31,900	537
Vale SA ADR, Cl B	257,551	4,371
Vibra Energia SA	568,859	1,675
WEG SA	93,153	679
		67,339

Canada — 0.2%
Ivanhoe Mines Ltd, Cl A *	131,354	1,038
Parex Resources Inc	163,882	2,437
		3,475

Chile — 0.4%
Banco de Chile	6,309,255	652
Banco Santander Chile ADR	16,764	266
Cencosud SA	357,172	585
Enel Chile SA	36,649,931	1,677
Sociedad Quimica y Minera de Chile SA ADR	39,836	3,180
		6,360

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China — 20.3%
Agricultural Bank of China Ltd, Cl H	12,473,000	$4,283
Alibaba Group Holding Ltd *	3,904,859	43,151
Aluminum Corp of China Ltd, Cl A	551,082	354
Anhui Conch Cement Co Ltd, Cl H (A)	878,889	3,074
ANTA Sports Products Ltd	55,000	721
Autohome Inc ADR	92,917	2,843
Baidu Inc ADR *	30,950	3,540
Bank of China Ltd, Cl H	14,858,801	5,407
Bank of Communications Co Ltd, Cl H	4,675,707	2,690
Bank of Jiangsu Co Ltd, Cl A	734,392	770
Bank of Nanjing Co Ltd, Cl A	472,937	709
Bank of Ningbo Co Ltd, Cl A	473,300	2,209
BeiGene Ltd ADR *	2,680	589
Bosideng International Holdings Ltd (A)	5,522,486	2,625
BYD Co Ltd, Cl H	123,256	3,042
BYD Electronic International Co Ltd (A)	127,000	408
China CITIC Bank Corp Ltd, Cl H	1,145,276	508
China Construction Bank Corp, Cl H	12,984,513	8,135
China Lesso Group Holdings Ltd	2,955,714	3,086
China Merchants Bank Co Ltd, Cl H (A)	167,378	936
China Merchants Securities Co Ltd, Cl A	175,276	335
China National Building Material Co Ltd, Cl H	866,263	711
China Pacific Insurance Group Co Ltd, Cl H	276,937	617
China Petroleum & Chemical Corp, Cl H	8,606,981	4,158
China Shenhua Energy Co Ltd, Cl H	187,124	541
China Tourism Group Duty Free Corp Ltd, Cl A	126,500	3,931
Chongqing Brewery Co Ltd, Cl A	100,800	1,847
Chongqing Zhifei Biological Products Co Ltd, Cl A	45,700	577
CMOC Group Ltd, Cl A	2,499,000	1,636
Contemporary Amperex Technology Co Ltd, Cl A	8,084	458
Daqin Railway Co Ltd, Cl A	526,000	505
Daqo New Energy Corp ADR *	6,689	258
Dongfeng Motor Group Co Ltd, Cl H	3,584,000	2,057
ENN Energy Holdings Ltd	43,683	613
G-bits Network Technology Xiamen Co Ltd, Cl A	59,983	2,700
GigaDevice Semiconductor Inc, Cl A	145,632	2,147
Great Wall Motor Co Ltd, Cl H	2,015,000	2,623
Gree Electric Appliances Inc of Zhuhai, Cl A	117,926	548
H World Group Ltd ADR *	9,893	420
Haier Smart Home Co Ltd, Cl A	986,261	3,470
Haier Smart Home Co Ltd, Cl H (A)	2,228,059	7,593
Heilongjiang Agriculture Co Ltd, Cl A	334,924	663
Henan Shenhuo Coal & Power Co Ltd, Cl A	247,141	532
Huayu Automotive Systems Co Ltd, Cl A	206,779	516
Industrial & Commercial Bank of China Ltd, Cl H	19,604,804	10,098

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inner Mongolia ERDOS Resources Co Ltd, Cl A	122,800	$268
JD.com Inc ADR *	62,777	3,524
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	2,318,292	2,518
Jointown Pharmaceutical Group Co Ltd, Cl A	267,058	501
KE Holdings Inc ADR *	37,829	528
Kingsoft Corp Ltd	311,000	1,040
Kweichow Moutai Co Ltd, Cl A	19,300	4,794
LB Group Co Ltd, Cl A	322,700	878
Li Auto Inc ADR *	53,043	1,082
Longfor Group Holdings Ltd (A)	304,561	948
LONGi Green Energy Technology Co Ltd, Cl A *	456,696	2,776
Lufax Holding Ltd ADR	792,159	1,537
Luxi Chemical Group Co Ltd, Cl A	227,016	405
Montage Technology Co Ltd, Cl A	184,597	1,662
NARI Technology Co Ltd, Cl A	615,180	2,159
NetEase Inc ADR	19,301	1,402
NIO Inc ADR *	56,108	547
PetroChina Co Ltd, Cl H	2,811,728	1,286
PICC Property & Casualty Co Ltd, Cl H	7,735,207	7,344
Pinduoduo Inc ADR *	37,661	3,071
Ping An Insurance Group Co of China Ltd, Cl A	813,800	5,502
Ping An Insurance Group Co of China Ltd, Cl H	2,391,406	15,825
Poly Developments and Holdings Group Co Ltd, Cl A	264,338	575
Shanghai International Port Group Co Ltd, Cl A	372,757	286
Shanghai Rural Commercial Bank Co Ltd, Cl A	349,477	296
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	130,600	317
Shenzhen Overseas Chinese Town Co Ltd, Cl A	414,700	318
Shenzhen Topband Co Ltd, Cl A	1,352,500	2,018
Shenzhou International Group Holdings Ltd	41,100	462
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	665,998	2,550
Sinotrans Ltd, Cl A	943,347	521
TAL Education Group ADR *	55,136	389
Tencent Holdings Ltd	864,782	37,007
Tencent Music Entertainment Group ADR *	162,720	1,347
Tongling Nonferrous Metals Group Co Ltd, Cl A	1,126,600	506
TravelSky Technology Ltd, Cl H	107,298	227
Trip.com Group Ltd ADR *	133,077	4,578
Tsingtao Brewery Co Ltd, Cl A	41,216	637
Tsingtao Brewery Co Ltd, Cl H	255,000	2,519
Uni-President China Holdings Ltd	445,726	446

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vipshop Holdings Ltd ADR *	629,052	$8,580
Weichai Power Co Ltd, Cl A	469,273	687
Weichai Power Co Ltd, Cl H (A)	984,000	1,321
Wingtech Technology Co Ltd, Cl A	278,100	2,104
Wuchan Zhongda Group Co Ltd, Cl A	438,000	303
Wuxi NCE Power Co Ltd, Cl A	171,200	1,911
Xianhe Co Ltd, Cl A	615,475	2,698
Yifeng Pharmacy Chain Co Ltd, Cl A	466,317	4,282
Yum China Holdings Inc	26,524	1,450
Zhejiang Expressway Co Ltd, Cl H (A)	3,948,000	3,040
Zhejiang HangKe Technology Inc Co, Cl A	223,932	1,410
Zhejiang Juhua Co Ltd, Cl A	565,906	1,263
Zhejiang Semir Garment Co Ltd, Cl A	465,246	351
Zhejiang Supor Co Ltd, Cl A	106,600	758
Zhongsheng Group Holdings Ltd (A)	524,500	2,698
Zhuzhou CRRC Times Electric Co Ltd, Cl H	59,388	295
Zijin Mining Group Co Ltd, Cl H	1,799,800	2,440
ZTE Corp, Cl H	276,780	610
ZTO Express Cayman Inc ADR *	37,519	1,008
		290,439

Colombia — 0.0%
Bancolombia SA ADR, Cl R	21,248	606

Greece — 0.7%
Alpha Services and Holdings SA *	4,632,430	4,944
Eurobank Ergasias Services and Holdings SA *	2,901,404	3,267
Hellenic Telecommunications Organization SA	9,331	145
National Bank of Greece SA *	149,718	599
OPAP SA	50,079	707
		9,662

Hong Kong — 9.8%
3SBio Inc	694,092	738
BeiGene Ltd *	118,382	2,035
Beijing Enterprises Holdings Ltd	760,173	2,435
Budweiser Brewing Co APAC Ltd	1,485,700	4,673
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	7
China Cinda Asset Management Co Ltd, Cl H	673,414	93
China Everbright Bank Co Ltd, Cl H	4,381,900	1,336
China Feihe Ltd	2,790,000	2,374
China High Precision Automation Group Ltd *(B)	1,385,624	–
China Hongqiao Group Ltd	468,664	443
China International Capital Corp Ltd, Cl H (A)	1,874,000	3,578
China Medical System Holdings Ltd	2,717,000	4,275
China Meidong Auto Holdings Ltd	512,000	1,051
China Mengniu Dairy Co Ltd	827,000	3,751
China Merchants Port Holdings Co Ltd	878,000	1,287
China Overseas Land & Investment Ltd	987,000	2,605
China Resources Beer Holdings Co Ltd	90,000	629

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Resources Land Ltd	3,789,881	$17,359
China Resources Pharmaceutical Group Ltd	689,572	558
China Tower Corp Ltd, Cl H	6,790,000	731
Chinasoft International Ltd	482,601	420
CITIC Ltd	460,560	486
Country Garden Services Holdings Co Ltd	528,064	1,315
CSPC Pharmaceutical Group Ltd	294,911	310
Galaxy Entertainment Group Ltd *(A)	742,000	4,905
Geely Automobile Holdings Ltd (A)	2,104,721	3,074
Guangzhou Automobile Group Co Ltd, Cl H	4,446,000	2,996
Haidilao International Holding Ltd *	1,141,000	3,275
Hengan International Group Co Ltd (A)	51,323	273
Hong Kong Exchanges & Clearing Ltd	73,900	3,193
JD Health International Inc *(A)	61,450	562
JD Logistics Inc *	164,000	318
JD.com Inc, Cl A *	450,645	12,714
Jiumaojiu International Holdings Ltd (A)	1,130,000	3,019
JS Global Lifestyle Co Ltd	115,373	130
Kingboard Holdings Ltd	180,454	574
Kuaishou Technology, Cl B *	88,500	806
Kunlun Energy Co Ltd	6,932,000	4,947
Lenovo Group Ltd	3,432,000	2,819
Li Ning Co Ltd	276,288	2,398
Meituan, Cl B *	575,552	12,883
NetEase Inc	404,430	5,933
New Oriental Education & Technology Group Inc *	79,964	292
Nongfu Spring Co Ltd, Cl H (A)	95,200	538
People's Insurance Co Group of China Ltd/The, Cl H	2,346,934	779
Postal Savings Bank of China Co Ltd, Cl H (A)	908,000	564
Powerlong Real Estate Holdings Ltd (A)	1,839,000	370
Shandong Weigao Group Medical Polymer Co Ltd, Cl H (A)	1,720,969	2,827
Shenzhen International Holdings Ltd	17,532	17
Sunny Optical Technology Group Co Ltd	35,500	422
Super Hi International Holding Ltd *	114,100	145
Topsports International Holdings Ltd	830,484	659
Vinda International Holdings Ltd (A)	499,000	1,470
WH Group Ltd	1,206,329	702
Wuxi Biologics Cayman Inc *	189,359	1,452
Xiaomi Corp, Cl B *(A)	527,958	740
Xinyi Glass Holdings Ltd	344,000	641
Xinyi Solar Holdings Ltd	4,028,458	4,459
Yadea Group Holdings Ltd	3,424,000	5,729
Yuexiu Property Co Ltd	662,165	802
ZhongAn Online P&C Insurance Co Ltd, Cl H *	240,300	662
		140,578

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	688,953	$4,778
OTP Bank Nyrt	182,918	4,929
Richter Gedeon Nyrt	325,878	7,208
		16,915

India — 12.4%
Aditya Birla Fashion and Retail Ltd *	13,732	48
Ambuja Cements Ltd	106,881	677
Apollo Hospitals Enterprise Ltd	59,979	3,246
Apollo Tyres Ltd	684,442	2,683
Aptus Value Housing Finance India Ltd	642,472	2,359
Ashok Leyland Ltd	857,554	1,486
Asian Paints Ltd	10,784	403
Avenue Supermarts Ltd *	6,658	327
Axis Bank Ltd	90,141	1,017
Bajaj Finance Ltd	7,470	594
Best Agrolife Ltd	62,129	1,144
Bharat Electronics Ltd	2,154,860	2,602
Bharti Airtel Ltd	227,070	2,213
Bosch Ltd	630	131
Britannia Industries Ltd	5,308	276
Campus Activewear Ltd *	166,321	831
Cartrade Tech Ltd *	88,701	502
Cholamandalam Investment and Finance Co Ltd	59,027	516
Cipla Ltd/India	53,836	700
Coal India Ltd	291,642	793
Container Corp Of India Ltd	272,084	2,430
Coromandel International Ltd	39,593	425
DLF Ltd	179,081	812
Dr Reddy's Laboratories Ltd ADR	5,532	286
EPL Ltd	798,497	1,647
Exide Industries Ltd	95,977	209
GAIL India Ltd	609,348	707
GMM Pfaudler Ltd	83,218	1,576
Grasim Industries Ltd	30,041	626
HCL Technologies Ltd	656,080	8,242
HDFC Bank Ltd	406,282	7,996
Hero MotoCorp Ltd	103,815	3,437
Hindalco Industries Ltd	67,089	384
Hindustan Aeronautics Ltd	21,194	648
Hindustan Petroleum Corp Ltd	216,896	617
Hindustan Unilever Ltd	40,827	1,264
Housing Development Finance Corp Ltd	387,031	12,339
ICICI Bank Ltd	1,049,379	11,300
ICICI Bank Ltd ADR	523,343	11,456
Indraprastha Gas Ltd	147,567	738
Indus Towers Ltd	130,438	300
IndusInd Bank Ltd	257,073	3,791
Infosys Ltd	299,352	5,457
Infosys Ltd ADR	253,046	4,557

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IRB Infrastructure Developers Ltd	650,652	$2,287
ITC Ltd	146,347	587
JB Chemicals & Pharmaceuticals Ltd	74,971	1,762
Jindal Steel & Power Ltd	91,654	643
Kotak Mahindra Bank Ltd	20,497	453
KPIT Technologies Ltd	257,808	2,195
Larsen & Toubro Ltd	38,474	970
LTIMindtree Ltd	32,757	1,729
Mahindra & Mahindra Financial Services Ltd	211,277	599
Mahindra & Mahindra Ltd	43,694	660
Marico Ltd	162,368	1,001
Maruti Suzuki India Ltd	25,344	2,572
Motherson Sumi Wiring India Ltd	973,775	686
NTPC Ltd	471,238	948
Oil & Natural Gas Corp Ltd	3,028,535	5,372
Petronet LNG Ltd	1,060,898	2,763
Power Finance Corp Ltd	369,119	630
Power Grid Corp of India Ltd	1,713,743	4,427
PVR Ltd *	109,941	2,286
Rainbow Children's Medicare Ltd	168,457	1,505
Redington Ltd	276,252	604
Reliance Industries Ltd	462,781	14,249
SBI Life Insurance Co Ltd	46,571	693
State Bank of India	811,523	6,020
Sun Pharmaceutical Industries Ltd	195,564	2,367
Tata Consultancy Services Ltd	117,053	4,608
Tata Steel Ltd	397,329	541
Titan Co Ltd	12,065	379
Torrent Pharmaceuticals Ltd	117,849	2,209
Torrent Power Ltd	235,878	1,404
Tube Investments of India Ltd	8,788	295
UltraTech Cement Ltd	5,869	494
United Breweries Ltd	78,906	1,621
UPL Ltd	359,680	3,114
Vedanta Ltd	156,931	585
WNS Holdings Ltd ADR *	7,788	623
		177,673

Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	1,258,809	312
Aneka Tambang Tbk	18,648,300	2,373
Astra International Tbk PT	840,752	308
Bank Central Asia Tbk PT	5,139,626	2,818
Bank Mandiri Persero Tbk PT	1,883,067	1,201
Bank Negara Indonesia Persero Tbk PT	5,743,596	3,403
Bank Rakyat Indonesia Persero Tbk PT	41,855,709	13,270
Indofood Sukses Makmur Tbk PT	191,585	83
Kalbe Farma Tbk PT	5,835,717	783
Merdeka Copper Gold Tbk PT *	8,475,377	2,239
Telkom Indonesia Persero Tbk PT	8,370,089	2,016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Tractors Tbk PT	171,899	$288
		29,094

Kuwait — 0.2%
Agility Public Warehousing Co KSC	679,033	1,599
National Bank of Kuwait SAKP	465,022	1,638
		3,237

Malaysia — 0.8%
AMMB Holdings Bhd	867,184	815
CIMB Group Holdings Bhd	3,530,302	4,648
Hong Leong Bank Bhd	114,935	536
Kuala Lumpur Kepong Bhd	194,000	985
Malayan Banking Bhd	1,528,800	3,019
Petronas Chemicals Group Bhd	161,878	316
Public Bank Bhd	681,670	669
Sime Darby Bhd	525,803	275
Sime Darby Plantation Bhd	354,443	374
		11,637

Mexico — 2.1%
Alfa SAB de CV, Cl A	804,516	513
America Movil SAB de CV ADR, Cl L	56,508	1,029
Arca Continental SAB de CV	102,481	831
Fibra Uno Administracion SA de CV ‡	232,974	275
Fomento Economico Mexicano SAB de CV	108,000	844
Fomento Economico Mexicano SAB de CV ADR	10,702	836
Gruma SAB de CV, Cl B	61,850	826
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	219,000	1,684
Grupo Aeroportuario del Sureste SAB de CV, Cl B	34,364	801
Grupo Financiero Banorte SAB de CV, Cl O	1,900,449	13,676
Grupo Mexico SAB de CV, Ser B	686,153	2,419
Orbia Advance Corp SAB de CV	389,456	691
Sitios Latinoamerica SAB de CV *	59,924	28
Wal-Mart de Mexico SAB de CV	1,387,367	4,904
		29,357

Panama — 0.1%
Copa Holdings SA, Cl A *	19,935	1,658

Peru — 0.3%
Credicorp Ltd	28,249	3,832

Philippines — 0.3%
BDO Unibank Inc	1,666,031	3,168
International Container Terminal Services Inc	111,915	402
		3,570

Poland — 0.6%
Dino Polska SA *	56,258	4,814
KGHM Polska Miedz SA	133,800	3,866

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PGE Polska Grupa Energetyczna SA *	93,064	$146
		8,826

Portugal — 0.1%
Jeronimo Martins SGPS SA	61,355	1,321

Qatar — 0.4%
Commercial Bank PSQC/The	202,381	278
Ooredoo QPSC	148,479	377
Qatar Islamic Bank SAQ	168,044	860
Qatar National Bank QPSC	703,081	3,485
		5,000

Russia — 0.0%
Alrosa PJSC (B)	605,728	–
Gazprom PJSC	279,264	–
Gazprom PJSC ADR *	35,029	–
LUKOIL PJSC	109,206	–
Magnit PJSC GDR *	83,607	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC	230,389	–
Sberbank of Russia PJSC *	417,388	–
Sberbank of Russia PJSC ADR *	58,444	–
Surgutneftegas PJSC ADR *(A)	501,658	–
		—

Saudi Arabia — 2.0%
Al Rajhi Bank *	93,015	1,860
Alinma Bank	55,667	482
Americana Restaurants International PLC *	1,727,937	1,402
Arabian Drilling Co *	22,400	671
Bank Al-Jazira	120,888	612
Banque Saudi Fransi	82,065	885
Bupa Arabia for Cooperative Insurance Co	7,425	283
Elm Co	4,641	412
Etihad Etisalat Co *	75,060	694
Jarir Marketing Co	32,320	1,290
Riyad Bank	37,796	321
SABIC Agri-Nutrients Co	75,007	2,928
Sahara International Petrochemical Co	32,481	297
Saudi Arabian Oil Co	638,702	5,483
Saudi Basic Industries Corp	37,615	900
Saudi British Bank/The	50,895	524
Saudi Electricity Co	125,866	778
Saudi National Bank/The	518,118	6,974
Saudi Tadawul Group Holding Co	23,280	1,127
Saudi Telecom Co	144,312	1,404
		29,327

Singapore — 0.3%
Sea Ltd ADR *	27,427	1,427
Yangzijiang Shipbuilding Holdings Ltd	2,250,304	2,282
		3,709

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Africa — 4.3%
Absa Group Ltd	369,645	$4,212
African Rainbow Minerals Ltd	28,717	486
Anglo American Platinum Ltd	5,927	496
Bid Corp Ltd	198,868	3,855
Bidvest Group Ltd/The	247,142	3,114
Cie Financiere Richemont SA	122,052	1,601
Exxaro Resources Ltd	21,261	272
FirstRand Ltd	498,793	1,821
Foschini Group Ltd/The	868	5
Gold Fields Ltd	155,736	1,612
Gold Fields Ltd ADR	351,456	3,638
Growthpoint Properties Ltd ‡	678,103	580
Impala Platinum Holdings Ltd	87,736	1,099
Kumba Iron Ore Ltd	52,274	1,512
Mr Price Group Ltd	210,176	1,963
MTN Group Ltd	98,423	736
Naspers Ltd, Cl N	133,447	22,151
Nedbank Group Ltd	364,183	4,550
Sanlam Ltd	184,065	527
Shoprite Holdings Ltd	180,913	2,403
Sibanye Stillwater Ltd	942,038	2,476
Standard Bank Group Ltd	48,012	474
Vodacom Group Ltd	259,607	1,872
Woolworths Holdings Ltd/South Africa	201,764	788
		62,243

South Korea — 12.6%
Amorepacific Corp	3,075	337
BGF retail Co Ltd	32,642	5,463
BH Co Ltd	30,706	547
Celltrion Inc	5,695	727
Cheil Worldwide Inc	144,416	2,638
CJ CheilJedang Corp	24,306	7,312
CJ Corp	16,609	1,109
Coway Co Ltd	74,885	3,325
DB HiTek Co Ltd	14,187	418
DB Insurance Co Ltd	18,338	951
Doosan Bobcat Inc	22,194	607
GS Holdings Corp	22,601	784
Hana Financial Group Inc	523,435	17,430
Hankook Tire & Technology Co Ltd	80,996	2,000
Hanmi Pharm Co Ltd	3,153	747
Hanwha Solutions Corp *	40,283	1,378
HD Hyundai Co Ltd	7,449	337
Hyundai Glovis Co Ltd	4,512	586
Hyundai Marine & Fire Insurance Co Ltd	26,594	620
Hyundai Mobis Co Ltd	5,358	850
Hyundai Motor Co	5,056	605
Hyundai Steel Co	25,123	612
Industrial Bank of Korea	77,564	603
Kakao Corp	7,294	311

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KB Financial Group Inc	10,911	$418
Kia Corp	211,215	9,938
Korea Aerospace Industries Ltd	9,255	374
Korean Air Lines Co Ltd *	14,991	273
KT&G Corp	13,002	940
Kumho Petrochemical Co Ltd	29,074	2,897
L&F Co Ltd *(A)	1,969	271
LG Chem Ltd	24,780	11,833
LG Corp	14,002	867
LG Electronics Inc	73,518	5,054
LG Energy Solution Ltd *	1,225	422
LG Uplus Corp	550,766	4,823
Lotte Shopping Co Ltd	219	16
NAVER Corp	2,281	324
NCSoft Corp	8,317	2,971
NICE Information Service Co Ltd	12,867	125
Orion Corp/Republic of Korea	75,595	7,696
Pan Ocean Co Ltd	90,896	414
POSCO Holdings Inc	1,363	298
Samsung Biologics Co Ltd *	880	572
Samsung C&T Corp	1,634	147
Samsung Electronics Co Ltd	1,317,008	57,808
Samsung SDI Co Ltd	6,644	3,120
Samsung SDS Co Ltd	7,655	746
Shinhan Financial Group Co Ltd	24,820	691
Shinsegae Inc	1,815	317
SK Hynix Inc	189,053	11,280
SK Telecom Co Ltd	64,433	2,417
Soulbrain Co Ltd	10,146	1,763
Woori Financial Group Inc	85,699	783
Youngone Corp	18,344	685
		180,580

Taiwan — 13.1%
Accton Technology Corp	132,200	1,004
ASE Technology Holding Co Ltd	355,608	1,080
ASPEED Technology Inc	39,189	2,139
Catcher Technology Co Ltd	153,677	844
Chailease Holding Co Ltd	370,780	2,612
China Development Financial Holding Corp	738,000	302
Chroma ATE Inc	364,000	2,138
Chunghwa Telecom Co Ltd	953,426	3,506
CTBC Financial Holding Co Ltd	15,698,817	11,265
Delta Electronics Inc	787,000	7,295
E Ink Holdings Inc	46,000	241
Far Eastern New Century	511,000	530
Feng TAY Enterprise Co Ltd	88,000	590
First Financial Holding Co Ltd	587,000	506
Formosa Plastics Corp	194,501	549
Fubon Financial Holding Co Ltd	2,126,857	3,890
Globalwafers Co Ltd	36,000	499
Hiwin Technologies Corp	385,119	2,279

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hon Hai Precision Industry Co Ltd	622,947	$2,019
Keystone Microtech Corp	158,000	920
Largan Precision Co Ltd	13,364	883
Lite-On Technology Corp	160,887	333
Lotus Pharmaceutical Co Ltd *	263,000	2,099
Macronix International Co Ltd	3,998,000	4,378
Makalot Industrial Co Ltd	28,000	212
MediaTek Inc	81,339	1,645
Micro-Star International Co Ltd	1,139,000	4,417
momo.com Inc	170,600	3,550
Nan Ya Plastics Corp	265,209	612
Nien Made Enterprise Co Ltd	183,000	1,749
Parade Technologies Ltd	76,000	1,904
Pegatron Corp	280,673	579
Pou Chen Corp	711,000	790
President Chain Store Corp	37,471	331
Radiant Opto-Electronics Corp	204,351	696
Shanghai Commercial & Savings Bank Ltd/The	219,133	314
Silergy Corp	118,160	1,669
SinoPac Financial Holdings Co Ltd	1,814,048	987
Taiwan Semiconductor Manufacturing Co Ltd	5,344,498	77,620
Taiwan Semiconductor Manufacturing Co Ltd ADR	148,030	11,027
Tong Hsing Electronic Industries Ltd	350,381	2,166
Unimicron Technology Corp	651,000	2,527
Uni-President Enterprises Corp	3,219,875	6,969
United Microelectronics Corp	3,873,884	5,090
Winbond Electronics Corp	264,000	168
Wiwynn Corp	215,000	5,561
Yageo Corp	214,369	3,124
Yuanta Financial Holding Co Ltd	2,081,800	1,467
Zhen Ding Technology Holding Ltd	187,712	639
		187,714

Thailand — 2.8%
Bangchak Corp PCL NVDR	38,574	35
Bangkok Dusit Medical Services PCL NVDR	899,616	752
Bumrungrad Hospital PCL NVDR	85,163	521
Central Pattana PCL	1,781,100	3,646
Central Retail Corp PCL NVDR	356,800	476
Charoen Pokphand Foods PCL NVDR	720,557	515
Chularat Hospital PCL NVDR (A)	3,712,403	394
CP ALL PCL NVDR	170,200	335
Home Product Center PCL	14,707,154	6,575
Indorama Ventures PCL NVDR	653,901	768
Kasikornbank PCL NVDR	1,569,300	6,672
Kiatnakin Phatra Bank PCL NVDR	329,128	700
Krung Thai Bank PCL NVDR	1,494,237	763
Land & Houses PCL NVDR	2,958,278	846
PTT Exploration & Production PCL	974,900	4,965

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTT Exploration & Production PCL NVDR	133,802	$681
PTT PCL NVDR	7,440,500	7,140
Siam Global House PCL	774,849	501
Supalai PCL NVDR	660,915	464
Thai Oil PCL NVDR	270,519	439
Thai Union Group PCL, Cl F	3,493,400	1,704
Thanachart Capital PCL NVDR	591,689	726
		39,618

Turkey — 0.6%
BIM Birlesik Magazalar AS	689,563	5,043
Haci Omer Sabanci Holding AS	280,158	675
KOC Holding AS	167,300	748
Tofas Turk Otomobil Fabrikasi AS	45,433	402
Turk Hava Yollari AO *	114,305	860
Turkiye Petrol Rafinerileri AS *	18,431	522
		8,250

United Arab Emirates — 1.4%
Abu Dhabi Islamic Bank PJSC	256,334	636
Borouge PLC	2,500,700	1,723
Dubai Islamic Bank PJSC	3,272,509	5,079
Emaar Properties PJSC	5,487,511	8,756
Emirates NBD Bank PJSC	436,582	1,545
Emirates Telecommunications Group Co PJSC	81,939	510
Fertiglobe plc	1,261,657	1,453
First Abu Dhabi Bank PJSC	79,876	372
		20,074

United Kingdom — 0.7%
Anglo American PLC	190,997	7,441
Network International Holdings PLC *	602,217	2,159
		9,600

Vietnam — 0.4%
Hoa Phat Group JSC	538,217	411
Vincom Retail JSC *	655,545	731
Vinhomes JSC	2,438,600	4,965
		6,107

Total Common Stock
(Cost $1,290,229) ($ Thousands)		1,361,702

PREFERRED STOCK — 2.7%
Brazil — 1.7%
Centrais Eletricas Brasileiras SA (C)	36,571	299
Cia Energetica de Minas Gerais (C)	1,283,340	2,708
Itau Unibanco Holding SA *(C)	1,023,729	4,847
Itau Unibanco Holding SA ADR *(C)	1,678,894	7,908
Itausa SA *(C)	272,488	439
Petroleo Brasileiro SA ADR, Cl A (C)	627,171	5,826

Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
Petroleo Brasileiro SA (C)		525,286	$2,438
			24,465

South Korea — 1.0%
Hyundai Motor Co (C)		67,157	3,932
LG Chem Ltd (C)		11,840	2,612
LG Electronics Inc (C)		29,217	975
Samsung Electronics Co Ltd (C)		162,739	6,521
			14,040

Total Preferred Stock
(Cost $45,632) ($ Thousands)			38,505

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
0.000% (C)(D)(E)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

		Number of Rights
RIGHTS — 0.0%
Thailand — 0.0%
Thai Union Group PCL *‡‡		99,059	–
Total Rights
(Cost $—) ($ Thousands)			–

	Shares
AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, LP
4.240% **†(F)		27,844,999	27,851

Total Affiliated Partnership
(Cost $27,848) ($ Thousands)			27,851

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†		7,131,981	7,132

Total Cash Equivalent
(Cost $7,132) ($ Thousands)			7,132

Total Investments in Securities — 100.2%
(Cost $1,370,841) ($ Thousands)			$1,435,191

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
MSCI Emerging Markets	145	Mar-2023	$7,058	$6,956	$(102)

Percentages are based on Net Assets of $1,431,692 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $25,496 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $27,851 ($ Thousands).

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Liquidity Fund, LP	$8,462	$88,954	$(69,570)	$2	$3	$27,851	$46	$-
SEI Daily Income Trust, Government Fund, Cl F	19,914	51,316	(64,098)	-	-	7,132	103	-
Totals	$28,376	$140,270	$(133,668)	$2	$3	$34,983	$149	$-

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.8%
Australia — 2.6%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	$511
Australia Government Bond
4.750%, 04/21/2027		1,070	757
4.500%, 04/21/2033		2,313	1,627
3.750%, 04/21/2037		393	252
3.250%, 04/21/2025		843	569
3.000%, 03/21/2047		1,125	606
2.750%, 11/21/2027		3,982	2,587
2.750%, 05/21/2041		1,042	563
2.500%, 05/21/2030		1,401	864
2.250%, 05/21/2028		33	21
1.750%, 06/21/2051		1,210	476
0.500%, 09/21/2026		2,364	1,432
Commonwealth Bank of Australia
0.125%, 10/15/2029	EUR	270	230
Glencore Capital Finance DAC MTN
0.750%, 03/01/2029		450	369
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	115
National Australia Bank
5.000%, 03/11/2024	AUD	750	511
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	214
Westpac Banking MTN
1.250%, 01/14/2033		310	267
			11,971

Austria — 1.1%
JAB Holdings BV
1.000%, 12/20/2027		400	367
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		561	664
2.400%, 05/23/2034		110	109
2.100%, 09/20/2117		50	39
1.850%, 05/23/2049		545	451
0.850%, 06/30/2120		87	38
0.750%, 10/20/2026		865	859
0.023%, 02/20/2031		730	609
0.000%, 04/20/2025 (B)		647	647
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		927	1,135
			4,918

Belgium — 1.3%
Ageas
1.875%, 11/24/2051 (C)		200	152
Anheuser-Busch InBev MTN
9.750%, 07/30/2024	GBP	250	323

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)	EUR	470	$558
3.750%, 06/22/2045		419	474
3.000%, 06/22/2034 (A)		580	604
1.700%, 06/22/2050 (A)		250	188
1.600%, 06/22/2047 (A)		351	267
1.400%, 06/22/2053 (A)		315	213
1.000%, 06/22/2026 (A)		370	373
1.000%, 06/22/2031 (A)		490	445
0.350%, 06/22/2032 (A)		920	760
0.007%, 10/22/2031 (A)		266	218
0.000%, 10/22/2027 (A)(B)		1,133	1,057
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	80
			5,712

Brazil — 0.0%
OEC Finance
7.125%, 12/26/2046		$185	4
4.375%, 10/25/2029		115	3
			7

Canada — 7.2%
Bank of Nova Scotia
1.950%, 02/01/2023		850	848
0.010%, 03/18/2025	EUR	326	322
Bell Telephone of Canada or Bell Canada MTN
4.700%, 09/11/2023	CAD	80	59
3.000%, 03/17/2031		651	413
Canada Housing Trust No. 1
2.250%, 12/15/2025 (A)		1,325	933
Canadian Government Bond
5.750%, 06/01/2033		621	554
3.500%, 12/01/2045		218	165
2.750%, 12/01/2048		400	267
2.750%, 12/01/2048		19	13
2.500%, 06/01/2024		1,270	916
2.250%, 06/01/2029		3,329	2,313
1.500%, 06/01/2026		6,646	4,581
1.500%, 06/01/2031		268	172
1.000%, 06/01/2027		1,375	918
0.500%, 12/01/2030		1,028	612
Canadian Pacific Railway
1.350%, 12/02/2024		$805	750
Canadian When Issued Government Bond
2.750%, 09/01/2027	CAD	881	632
2.000%, 12/01/2051		501	281
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	1,033
CPPIB Capital
3.250%, 06/15/2027 (A)		$565	536

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
CPPIB Capital MTN
0.250%, 04/06/2027	EUR	1,765	$1,657
Enbridge Pipelines MTN
2.820%, 05/12/2031	CAD	400	247
OMERS Finance Trust
3.500%, 04/19/2032 (A)		$555	500
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		1,914	1,572
1.850%, 05/03/2032 (A)	EUR	444	408
0.500%, 05/06/2025		1,066	1,063
Ontario Teachers' Finance Trust MTN
0.900%, 05/20/2041		707	486
Province of Alberta Canada
0.500%, 04/16/2025		400	401
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,161
2.750%, 06/18/2052		835	463
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,047
4.650%, 06/02/2041		540	413
2.800%, 06/02/2048		2,200	1,245
2.400%, 06/02/2026		585	411
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	2,337	2,371
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	621
3.500%, 12/01/2048		520	336
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	376
Province of Saskatchewan Canada
3.250%, 06/08/2027		$295	281
PSP Capital
1.625%, 10/26/2028 (A)		617	525
Royal Bank of Canada MTN
1.125%, 12/15/2025	GBP	230	247
TELUS
5.250%, 11/15/2032	CAD	482	353
TransCanada PipeLines
5.330%, 05/12/2032		241	177
			32,679

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (D)		$311	–

China — 10.2%
Agricultural Development Bank of China
3.740%, 07/12/2029	CNY	8,500	1,277
China Development Bank
4.880%, 02/09/2028		10,600	1,670
3.700%, 10/20/2030		9,430	1,417
3.660%, 03/01/2031		4,680	703
3.650%, 05/21/2029		18,120	2,708

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.480%, 01/08/2029	CNY	23,680	$3,506
3.400%, 01/08/2028		7,190	1,060
3.390%, 07/10/2027		16,630	2,436
3.230%, 01/10/2025		11,360	1,658
3.120%, 09/13/2031		9,540	1,379
China Government Bond
3.810%, 09/14/2050		19,820	3,130
3.720%, 04/12/2051		39,170	6,111
3.530%, 10/18/2051		1,480	224
3.020%, 05/27/2031		15,490	2,253
2.850%, 06/04/2027		10,790	1,563
2.800%, 03/24/2029		39,910	5,744
2.750%, 02/17/2032		16,390	2,326
2.690%, 08/12/2026		16,200	2,334
2.370%, 01/20/2027		10,830	1,541
2.180%, 06/25/2024		17,530	2,516
Export-Import Bank of China
3.180%, 03/11/2032		4,450	646
Prosus NV MTN
2.031%, 08/03/2032	EUR	245	184
1.985%, 07/13/2033 (A)		320	230
			46,616

Colombia — 0.9%
Colombian TES
10.000%, 07/24/2024	COP	2,757,800	554
9.250%, 05/28/2042		828,200	123
7.750%, 09/18/2030		5,638,800	873
7.500%, 08/26/2026		1,565,300	276
7.250%, 10/18/2034		3,974,900	539
7.000%, 03/26/2031		1,906,700	277
7.000%, 06/30/2032		3,506,900	491
6.250%, 07/09/2036		481,100	57
6.000%, 04/28/2028		2,966,000	457
5.750%, 11/03/2027		1,919,300	300
			3,947

Czech Republic — 0.2%
Czech Republic Government Bond
2.500%, 08/25/2028	CZK	14,630	560
1.200%, 03/13/2031		8,010	261
			821

Denmark — 0.2%
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,040	365
0.000%, 11/15/2031 (B)		2,049	231
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	174
			770

Finland — 0.4%
Finland Government Bond (A)
2.625%, 07/04/2042		139	138

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.875%, 09/15/2025	EUR	355	$361
0.125%, 09/15/2031		610	509
0.125%, 04/15/2052		135	67
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388% (C)(E)		$200	194
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	480	466
			1,735

France — 5.1%
BNP Paribas
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340% (C)(E)		$240	185
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	553
BNP Paribas Home Loan SFH
0.375%, 05/07/2025	EUR	400	399
BPCE
1.000%, 01/20/2026 (A)		$950	833
BPCE MTN
2.000%, 06/05/2025	AUD	440	274
Caisse d'Amortissement de la Dette Sociale MTN
1.750%, 11/25/2027	EUR	1,100	1,097
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	105
0.500%, 01/19/2026		500	491
Cie de Financement Foncier
0.375%, 12/11/2024		300	302
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	475
CNP Assurances MTN
2.500%, 06/30/2051 (C)	EUR	200	173
Credit Agricole Assurances
4.750%, 09/27/2048 (C)		200	206
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	273
0.500%, 02/19/2026		300	293
0.250%, 02/23/2024		700	722
Dexia Credit Local MTN
0.625%, 02/03/2024		200	208
0.500%, 01/17/2025		300	303
0.000%, 05/29/2024 (B)		1,200	1,224
Electricite de France
5.625%, USD Swap Semi 30/360 10 Yr Curr + 3.041% (A)(C)(E)		$200	189
Electricite de France MTN
5.375%, EUR Swap Annual 12 Yr + 3.794% (C)(E)	EUR	200	202
4.000%, 11/12/2025		350	376

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Faurecia
2.750%, 02/15/2027	EUR	230	$207
French Republic Government Bond OAT
5.750%, 10/25/2032		271	355
4.500%, 04/25/2041		389	484
4.000%, 04/25/2055 (A)		139	169
2.500%, 05/25/2030		442	461
1.750%, 06/25/2039 (A)		256	223
1.750%, 05/25/2066 (A)		84	61
1.500%, 05/25/2050 (A)		1,786	1,305
1.250%, 05/25/2036 (A)		240	201
1.000%, 05/25/2027		4,748	4,695
0.750%, 05/25/2052		202	116
0.500%, 06/25/2044 (A)		1,380	858
0.000%, 02/25/2027 (B)		2,107	2,008
0.000%, 11/25/2029 (B)		504	444
SNCF Reseau MTN
4.250%, 10/07/2026		200	221
2.250%, 12/20/2047		300	242
2.000%, 02/05/2048		300	226
1.125%, 05/19/2027		300	293
1.125%, 05/25/2030		200	184
Societe Nationale SNCF
1.000%, 05/25/2040		700	476
TotalEnergies MTN
1.625% (C)(E)		270	234
TotalEnergies Capital International MTN
2.500%, 03/25/2026		400	417
Westfield America Management
2.625%, 03/30/2029	GBP	155	143
2.125%, 03/30/2025		210	226
			23,132

Germany — 4.1%
Bundesobligation
0.000%, 10/09/2026 (B)	EUR	3,135	3,047
Bundesrepublik Deutschland Bundesanleihe
3.250%, 07/04/2042		840	994
1.250%, 08/15/2048		898	745
0.000%, 05/15/2035 (B)		547	426
0.000%, 05/15/2036 (B)		1,061	804
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	178
Deutsche Bank MTN
1.000%, 11/19/2025 (C)		400	398
Deutsche Telekom MTN
1.750%, 12/09/2049		100	69
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		5	5

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
E.ON MTN
0.000%, 12/18/2023 (B)	EUR	550	$570
HeidelbergCement Finance Luxembourg MTN
1.625%, 04/07/2026		400	401
HOCHTIEF MTN
1.750%, 07/03/2025		400	404
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	2,215
0.500%, 09/15/2027	EUR	510	485
0.125%, 06/07/2023		1,020	1,078
Kreditanstalt fuer Wiederaufbau MTN
0.875%, 09/15/2026	GBP	2,600	2,763
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	217
0.000%, 12/13/2028 (B)		1,085	970
Mercedes-Benz Finance North America
5.375%, 11/26/2025 (A)		$290	292
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		775	691
Volkswagen Bank GmbH MTN
1.875%, 01/31/2024	EUR	400	418
1.250%, 12/15/2025		416	409
Volkswagen International Finance
3.875% (C)(E)		300	265
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	536
ZF Europe Finance BV
2.000%, 02/23/2026		200	183
			18,563

Hungary — 0.2%
Hungary Government Bond
4.750%, 11/24/2032	HUF	65,060	125
4.500%, 03/23/2028		101,260	209
1.500%, 08/23/2023		183,970	454
			788

Indonesia — 1.3%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	540
8.375%, 03/15/2034		31,922,000	2,244
7.500%, 06/15/2035		2,199,000	146
7.375%, 05/15/2048		13,040,000	844
7.000%, 09/15/2030		11,991,000	778
6.500%, 06/15/2025		2,225,000	144
6.500%, 02/15/2031		17,235,000	1,074
5.500%, 04/15/2026		5,153,000	324
			6,094

Ireland — 0.6%
AerCap Ireland Capital DAC
1.150%, 10/29/2023		$1,000	962

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (A)(C)		$250	$255
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	326
Ireland Government Bond
1.500%, 05/15/2050		250	185
1.100%, 05/15/2029		670	641
1.000%, 05/15/2026		285	288
0.113%, 10/18/2031		304	250
			2,907

Israel — 0.1%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	675	244
2.000%, 03/31/2027		925	245
1.000%, 03/31/2030		593	141
			630

Italy — 5.1%
doValue
5.000%, 08/04/2025	EUR	230	235
Eni
3.375% (C)(E)		135	119
Eni MTN
0.375%, 06/14/2028		130	115
Intesa Sanpaolo MTN
0.750%, 12/04/2024		350	354
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,065	1,168
4.000%, 04/30/2035 (A)		2,330	2,312
3.500%, 03/01/2030 (A)		527	539
3.100%, 03/01/2040 (A)		472	406
3.000%, 08/01/2029		853	852
2.800%, 12/01/2028		123	123
2.800%, 03/01/2067 (A)		292	210
2.700%, 03/01/2047 (A)		55	43
2.500%, 12/01/2032		355	317
2.450%, 09/01/2033 (A)		552	480
2.150%, 03/01/2072 (A)		76	45
2.000%, 02/01/2028		1,046	1,020
1.800%, 03/01/2041 (A)		247	171
1.750%, 05/30/2024		1,930	2,017
1.700%, 09/01/2051 (A)		507	301
1.500%, 04/30/2045 (A)		1,034	624
1.450%, 03/01/2036 (A)		529	388
1.100%, 04/01/2027		82	78
0.950%, 12/01/2031 (A)		2,340	1,863
0.950%, 06/01/2032		1,166	913
0.500%, 07/15/2028		2,352	2,075
0.019%, 04/01/2026		3,907	3,705
0.000%, 04/15/2024 (B)		1,429	1,466

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Rimini Bidco
7.296%, Euribor 3 Month + 5.250%, 12/14/2026 (A)(C)	EUR	200	$189
Societa Cattolica Di Assicurazione SPA
4.250%, 12/14/2047 (C)		200	205
UniCredit MTN
4.875%, EUAMDB05 + 4.739%, 02/20/2029 (C)		220	232
1.250%, 06/16/2026 (C)		460	453
			23,018

Japan — 18.1%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,445
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,140
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027		720	670
Japan Government Forty Year Bond
0.400%, 03/20/2056	JPY	444,450	2,320
Japan Government Ten Year Bond
0.600%, 09/20/2023		644,100	4,903
0.500%, 09/20/2024		945,600	7,223
0.400%, 06/20/2025		487,900	3,729
0.100%, 12/20/2026		731,450	5,531
0.100%, 09/20/2027		642,900	4,842
Japan Government Thirty Year Bond
2.300%, 03/20/2040		214,950	1,908
1.400%, 09/20/2052		98,900	716
1.000%, 03/20/2052		28,350	186
0.800%, 09/20/2047		520,550	3,406
0.400%, 12/20/2049		343,300	1,977
0.300%, 06/20/2046		74,600	440
0.300%, 06/20/2046		51,800	305
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		133,650	1,203
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		448,100	3,981
Japan Government Thirty Year Bond, Ser 33
2.000%, 09/20/2040		416,300	3,544
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		427,900	3,645
Japan Government Thirty Year Bond, Ser 37
1.900%, 09/20/2042		36,550	306
Japan Government Thirty Year Bond, Ser 38
1.800%, 03/20/2043		158,250	1,306
Japan Government Twenty Year Bond
1.800%, 09/20/2031		316,950	2,664
1.700%, 06/20/2033		810,150	6,821
1.400%, 09/20/2034		503,250	4,092
1.000%, 12/20/2035		34,400	265

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.900%, 06/20/2042	JPY	97,550	$692
0.700%, 03/20/2037		38,450	281
0.600%, 09/20/2037		81,600	584
0.500%, 09/20/2036		557,400	3,992
0.200%, 06/20/2036		206,200	1,423
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		21,450	178
Japan Treasury Discount Bill
0.000%, 01/06/2023 (D)		355,700	2,696
0.000%, 01/30/2023 (D)		197,150	1,494
0.000%, 03/10/2023 (D)		267,700	2,030
Nissan Motor
2.652%, 03/17/2026	EUR	165	163
NTT Finance
1.162%, 04/03/2026 (A)		$345	305
			82,406

Luxembourg — 0.1%
Altice Financing
2.250%, 01/15/2025	EUR	215	210
Vivion Investments Sarl
3.000%, 08/08/2024		200	165
			375

Malaysia — 1.2%
Malaysia Government Bond
4.392%, 04/15/2026	MYR	2,816	652
4.232%, 06/30/2031		2,626	604
4.065%, 06/15/2050		908	188
3.955%, 09/15/2025		2,751	628
3.885%, 08/15/2029		2,790	629
3.828%, 07/05/2034		3,332	732
3.757%, 05/22/2040		1,747	366
3.733%, 06/15/2028		2,316	519
3.502%, 05/31/2027		4,824	1,079
2.632%, 04/15/2031		1,040	213
			5,610

Mexico — 2.5%
Mexican Bonos
8.000%, 11/07/2047	MXN	24,285	1,111
7.750%, 11/23/2034		22,761	1,055
7.750%, 11/13/2042		44,492	1,992
7.500%, 06/03/2027		4,666	226
5.750%, 03/05/2026		15,641	726
5.500%, 03/04/2027		11,009	493
Mexican Bonos, Ser M20
10.000%, 12/05/2024		11,942	614
8.500%, 05/31/2029		10,038	501
7.750%, 05/29/2031		43,706	2,075
Mexican Bonos, Ser M30
10.000%, 11/20/2036		41,137	2,259
8.500%, 11/18/2038		3,530	171

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	$216
			11,439

Netherlands — 2.4%
ASR Nederland
3.375%, 05/02/2049 (C)		255	232
BNG Bank MTN
0.250%, 02/22/2023		1,260	1,341
0.000%, 01/20/2031 (B)		900	747
Cooperatieve Rabobank UA
4.375% (C)(E)		200	190
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	226
4.625%, 05/23/2029		290	318
1.250%, 05/31/2032	EUR	300	268
Heineken MTN
1.000%, 05/04/2026		335	330
ING Groep
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)		$505	486
ING Groep MTN
2.125%, 05/26/2031 (C)	EUR	300	290
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	235
0.625%, 01/18/2027		225	218
0.000%, 11/16/2026 (B)		1,067	1,012
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	283
2.500%, 01/15/2033		874	904
0.750%, 07/15/2027		511	502
0.500%, 07/15/2026		390	386
0.240%, 01/15/2038		1,479	1,034
0.118%, 01/15/2052		421	218
0.000%, 01/15/2027 (B)		685	657
0.000%, 07/15/2031 (B)		1,014	856
VZ Secured Financing BV
3.500%, 01/15/2032		234	195
			10,928

New Zealand — 1.5%
New Zealand Government Bond
3.500%, 04/14/2033	NZD	1,948	1,133
3.000%, 04/20/2029		345	200
2.750%, 04/15/2025		4,260	2,569
2.750%, 04/15/2037		80	41
2.750%, 05/15/2051		1,214	550
2.000%, 05/15/2032		2,248	1,156
1.750%, 05/15/2041		77	31
1.500%, 05/15/2031		1,712	862

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027	NZD	803	$493
			7,035

Norway — 1.4%
DNB Boligkreditt MTN
0.375%, 11/20/2024	EUR	795	803
Equinor MTN
6.875%, 03/11/2031	GBP	185	252
Norway Government Bond (A)
2.000%, 04/26/2028	NOK	2,972	286
1.750%, 03/13/2025		268	26
1.750%, 02/17/2027		10,007	965
1.750%, 09/06/2029		6,471	603
1.500%, 02/19/2026		14,341	1,388
1.375%, 08/19/2030		9,406	839
1.250%, 09/17/2031		14,924	1,295
			6,457

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		$10	9

Poland — 0.8%
Republic of Poland Government Bond
3.750%, 05/25/2027	PLN	3,382	678
2.750%, 04/25/2028		2,890	540
2.750%, 10/25/2029		3,091	546
2.500%, 07/25/2026		1,354	266
1.750%, 04/25/2032		3,543	530
1.250%, 10/25/2030		3,666	561
0.250%, 10/25/2026		2,272	404
			3,525

Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037	EUR	452	498
1.950%, 06/15/2029		492	490
0.700%, 10/15/2027		735	708
			1,696

Romania — 0.2%
Romania Government Bond
6.700%, 02/25/2032	RON	625	122
4.250%, 06/28/2023		2,655	565
3.650%, 07/28/2025		1,540	305
			992

Singapore — 3.2%
Singapore Government Bond
3.500%, 03/01/2027	SGD	2,801	2,143
3.375%, 09/01/2033		528	403
3.000%, 09/01/2024		6,631	4,935
2.875%, 09/01/2030		347	255

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.750%, 04/01/2042	SGD	301	$229
2.750%, 03/01/2046		200	155
2.625%, 08/01/2032		214	153
2.375%, 06/01/2025		4,769	3,508
2.250%, 08/01/2036		1,467	994
2.125%, 06/01/2026		1,790	1,303
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	494
			14,572

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027	EUR	556	549

South Africa — 0.2%
Anglo American Capital MTN
1.625%, 09/18/2025		415	418
1.625%, 03/11/2026		230	228
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	206
			852

South Korea — 1.3%
Export-Import Bank of Korea
0.829%, 04/27/2025	EUR	399	400
Korea Housing Finance
0.010%, 06/29/2026 (A)		150	141
Korea Treasury Bond
3.375%, 06/10/2032	KRW	872,000	666
2.625%, 09/10/2035		700,180	489
2.000%, 06/10/2031		2,084,740	1,435
1.875%, 06/10/2029		496,110	350
1.500%, 12/10/2026		738,360	535
1.500%, 12/10/2030		1,797,120	1,198
1.250%, 03/10/2026		101,780	75
1.125%, 09/10/2025		1,184,330	874
			6,163

Spain — 3.6%
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024	EUR	200	210
Banco de Sabadell
0.625%, 11/07/2025 (C)		400	397
Banco Santander
5.294%, 08/18/2027		$200	195
CaixaBank
3.500%, GUKG1 + 2.100%, 04/06/2028 (C)	GBP	300	320
1.250%, 01/11/2027	EUR	500	489
CaixaBank MTN
1.500%, GUKG1 + 1.320%, 12/03/2026 (C)	GBP	300	315
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)	EUR	100	89

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Iberdrola International BV
1.874% (C)(E)	EUR	400	$380
Spain Government Bond
6.000%, 01/31/2029		80	99
4.700%, 07/30/2041 (A)		699	832
3.450%, 07/30/2066 (A)		272	259
2.550%, 10/31/2032 (A)		1,052	1,028
2.350%, 07/30/2033 (A)		658	626
1.950%, 07/30/2030 (A)		188	182
1.900%, 10/31/2052 (A)		580	396
1.850%, 07/30/2035 (A)		862	749
1.500%, 04/30/2027 (A)		393	394
1.400%, 04/30/2028 (A)		978	955
1.000%, 07/30/2042 (A)		1,170	762
0.850%, 07/30/2037 (A)		497	353
0.600%, 10/31/2029 (A)		174	156
0.500%, 04/30/2030 (A)		353	309
0.500%, 10/31/2031 (A)		431	358
0.054%, 01/31/2028		2,312	2,107
0.000%, 05/31/2024 (B)		1,971	2,021
0.000%, 05/31/2025 (B)		1,411	1,402
0.000%, 01/31/2026 (B)		770	749
Telefonica Europe BV
4.375%, EUR Swap Annual 6 Yr + 4.107% (C)(E)		200	203
			16,335

Supra-National — 1.8%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	3,356
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	1,420	1,426
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	397
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,203
0.250%, 10/14/2024	EUR	156	159
European Stability Mechanism MTN
1.000%, 09/23/2025		570	578
International Bank for Reconstruction & Development MTN (B)
0.000%, 01/15/2027		268	253
0.000%, 02/21/2030		33	28
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	729
			8,129

Sweden — 1.0%
Balder Finland MTN
1.375%, 05/24/2030	EUR	380	256
Heimstaden Bostad Treasury BV MTN
1.375%, 03/03/2027		380	325
0.250%, 10/13/2024		135	127

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	$535
Samhallsbyggnadsbolaget i Norden MTN
1.125%, 09/04/2026	EUR	140	110
SBB Treasury MTN
1.125%, 11/26/2029		160	108
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024		460	470
Stadshypotek
0.500%, 07/11/2025		1,470	1,463
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048% (C)(E)		$200	163
Swedbank
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.134% (C)(E)		200	191
Swedbank Hypotek MTN
0.050%, 05/28/2025	EUR	195	193
Sweden Government Bond
0.125%, 05/12/2031 (A)	SEK	5,545	442
			4,383

Switzerland — 0.5%
Credit Suisse Group MTN
3.250%, 04/02/2026 (C)	EUR	550	527
1.250%, EUSA1 + 0.750%, 07/17/2025 (C)		134	128
Government of Switzerland
1.500%, 04/30/2042	CHF	408	433
1.250%, 06/11/2024		739	799
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (A)(C)		$200	184
			2,071

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	552
4.675%, 06/29/2044		14,039	483
3.300%, 06/17/2038		3,522	103
2.125%, 12/17/2026		7,336	215
2.000%, 12/17/2031		12,933	359
1.875%, 06/17/2049		3,746	74
			1,786

United Kingdom — 5.6%
Allwyn Entertainment Financing UK
5.887%, Euribor 3 Month + 4.125%, 02/15/2028 (A)(C)	EUR	100	103
Annington Funding MTN
3.184%, 07/12/2029	GBP	355	354

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Aptiv
1.500%, 03/10/2025	EUR	440	$445
Aviva
6.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.850%, 11/14/2036 (C)	GBP	220	264
Barclays
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.431% (C)(E)		$270	253
Barclays MTN
4.000%, 06/26/2029	AUD	500	283
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	50
1.250%, 03/13/2027	EUR	333	315
BAT Netherlands Finance BV MTN
3.125%, 04/07/2028		160	157
BG Energy Capital MTN
5.125%, 12/01/2025	GBP	215	260
2.250%, 11/21/2029	EUR	400	387
BP Capital Markets (E)
3.625% (C)		281	257
3.250% (C)		612	600
BP Capital Markets MTN
0.831%, 11/08/2027		130	121
Cadent Finance MTN
2.750%, 09/22/2046	GBP	100	74
2.625%, 09/22/2038		100	81
Castle UK Finco
7.428%, Euribor 3 Month + 5.250%, 05/15/2028 (A)(C)	EUR	100	79
CCEP Finance Ireland DAC
0.500%, 09/06/2029		335	289
Centrica MTN
4.375%, 03/13/2029	GBP	179	198
CK Hutchison Europe Finance 21
0.750%, 11/02/2029	EUR	375	312
CK Hutchison Finance 16 II
0.875%, 10/03/2024		212	214
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034	GBP	260	211
1.500%, 10/17/2031	EUR	330	269
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	235
1.750%, 09/12/2025		130	131
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	104
3.588%, 08/28/2025		215	240
DS Smith MTN
1.375%, 07/26/2024	EUR	430	443
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	100	120

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Heathrow Funding MTN
2.750%, 08/09/2049	GBP	315	$222
HSBC Holdings
6.000%, EUR Swap Annual 5 Yr + 5.338% (C)(E)	EUR	200	211
3.000%, BPSW1 + 1.650%, 07/22/2028 (C)	GBP	167	175
HSBC Holdings MTN
6.000%, 03/29/2040		70	77
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)		$200	152
Lloyds Banking Group
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (C)		245	259
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (C)		335	328
National Grid Electricity Distribution West Midlands MTN
3.875%, 10/17/2024	GBP	230	269
Natwest Group
3.622%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.550%, 08/14/2030 (C)		410	453
Pinewood Finance
3.625%, 11/15/2027 (A)		170	179
Santander UK MTN
1.250%, 09/18/2024	EUR	500	514
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	112
Sky PLC MTN
2.250%, 11/17/2025	EUR	275	282
Standard Chartered
5.925%, ICE LIBOR USD 3 Month + 1.510% (A)(C)(E)		$500	384
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	154
United Kingdom Gilt
4.500%, 12/07/2042		356	455
4.250%, 12/07/2040		115	141
4.250%, 12/07/2046		476	590
4.250%, 12/07/2049		375	468
3.500%, 01/22/2045		1,189	1,314
3.250%, 01/22/2044		426	454
2.500%, 07/22/2065		993	893
1.250%, 10/22/2041		163	124
1.250%, 07/31/2051		4,381	2,846
1.125%, 01/31/2039		1,215	962
0.875%, 10/22/2029		1,668	1,678
0.625%, 10/22/2050		904	484
0.500%, 10/22/2061		1,407	602

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.375%, 10/22/2026	GBP	2,901	$3,087
Virgin Media Finance
5.000%, 07/15/2030 (A)		$235	189
Vodafone Group MTN
4.200%, 12/13/2027	AUD	780	495
			25,402

United States — 7.9%
AbbVie
2.625%, 11/15/2028	EUR	610	618
Aircastle
4.250%, 06/15/2026		$4	4
4.125%, 05/01/2024		22	21
Ally Financial
4.700%, H15T7Y + 3.481% (C)(E)		116	73
Altria Group
3.125%, 06/15/2031	EUR	310	274
2.200%, 06/15/2027		330	316
American Honda Finance
1.950%, 10/18/2024		159	165
American Medical Systems Europe BV
1.375%, 03/08/2028		250	236
American Tower
1.300%, 09/15/2025		$535	483
0.875%, 05/21/2029	EUR	420	357
AT&T
4.375%, 09/14/2029	GBP	100	113
2.875% (C)(E)	EUR	200	191
1.650%, 02/01/2028		$870	735
Bank of America MTN
7.000%, 07/31/2028	GBP	200	258
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (C)		$700	669
2.375%, 06/19/2024	EUR	835	880
Becton Dickinson Euro Finance Sarl
1.336%, 08/13/2041		300	198
1.213%, 02/12/2036		129	97
0.334%, 08/13/2028		280	246
Berkshire Hathaway
0.500%, 01/15/2041		170	99
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	109
Booking Holdings
4.500%, 11/15/2031	EUR	123	133
2.375%, 09/23/2024		355	372
0.500%, 03/08/2028		110	99
Boston Scientific
0.625%, 12/01/2027		410	376
Capital One Financial
1.650%, 06/12/2029		570	484
CCO Holdings
4.500%, 06/01/2033 (A)		$127	97

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971% (C)(E)		$273	$267
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	306
0.875%, 06/15/2027		115	107
0.300%, 12/15/2024		190	189
Citigroup
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597% (C)(E)		$71	62
Citigroup MTN
0.500%, 10/08/2027 (C)	EUR	505	469
Comcast
0.250%, 05/20/2027		190	175
0.000%, 09/14/2026 (B)		550	512
Consolidated Edison
0.650%, 12/01/2023		$1,065	1,022
Corebridge Financial
3.500%, 04/04/2025 (A)		330	316
Delta Airlines
4.500%, 10/20/2025 (A)		235	229
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	73
Digital Dutch Finco BV
0.625%, 07/15/2025		136	130
Digital Intrepid Holding BV
0.625%, 07/15/2031		410	299
Directv Financing
5.875%, 08/15/2027 (A)		$215	192
Discovery Communications
3.900%, 11/15/2024		665	644
Eli Lilly
1.375%, 09/14/2061	EUR	195	107
Emerson Electric
0.375%, 05/22/2024		350	360
Encore Capital Group
4.875%, 10/15/2025		205	205
Exxon Mobil
0.835%, 06/26/2032		600	480
Fidelity National Information Services
2.250%, 12/03/2029	GBP	370	362
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033		160	195
GE HealthCare Technologies
5.550%, 11/15/2024 (A)		$435	437
General Motors Financial MTN
1.694%, 03/26/2025	EUR	277	280
Gilead Sciences
0.750%, 09/29/2023		$545	528

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Goldman Sachs Group MTN
2.125%, 09/30/2024	EUR	885	$924
0.250%, 01/26/2028		292	255
GSK Consumer Healthcare Capital US
3.024%, 03/24/2024		$265	257
Honeywell International
4.125%, 11/02/2034	EUR	620	653
International Business Machines
0.300%, 02/11/2028		240	216
Johnson Controls International PLC
1.375%, 02/25/2025		395	402
Kraft Heinz Foods
2.250%, 05/25/2028		175	172
Kyndryl Holdings
2.050%, 10/15/2026		$455	371
Liberty Mutual Group
3.625%, 05/23/2059 (C)	EUR	300	282
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		$998	980
McKesson
3.125%, 02/17/2029	GBP	315	330
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	76
1.125%, 03/07/2027		400	387
0.250%, 07/02/2025		115	113
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	999
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		315	313
Mondelez International
0.250%, 03/17/2028	EUR	470	418
Mondelez International Holdings Netherlands BV
0.625%, 09/09/2032 (A)		450	358
Morgan Stanley
4.813%, Euribor 3 Month + 1.762%, 10/25/2028 (C)		435	472
0.406%, 10/29/2027 (C)		370	341
Morgan Stanley MTN
0.529%, U.S. SOFR + 0.455%, 01/25/2024 (C)		$1,000	993
MPT Operating Partnership
3.325%, 03/24/2025	EUR	145	139
National Grid North America MTN
1.000%, 07/12/2024		300	307
Newell Brands
6.375%, 09/15/2027		$195	194
Office Properties Income Trust
4.500%, 02/01/2025		270	245
Penske Truck Leasing Lp
2.700%, 03/14/2023 (A)		1,275	1,268

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Philip Morris International
1.450%, 08/01/2039	EUR	115	$70
0.625%, 11/08/2024		285	287
Philip Morris International MTN
2.875%, 03/03/2026		170	175
PNC Financial Services Group
5.671%, SOFRINDX + 1.090%, 10/28/2025 (C)		$210	212
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	286
Prologis Euro Finance
0.375%, 02/06/2028	EUR	286	253
Public Storage
0.500%, 09/09/2030		260	209
Realty Income
1.125%, 07/13/2027	GBP	385	379
Sabra Health Care LP
3.900%, 10/15/2029		$241	202
Southern
1.875%, 09/15/2081 (C)	EUR	200	166
Starbucks
4.549%, SOFRINDX + 0.420%, 02/14/2024 (C)		$330	328
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/2030	EUR	260	225
0.000%, 11/18/2025 (B)		206	199
Time Warner Cable
5.750%, 06/02/2031	GBP	295	333
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	471
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	568
UnitedHealth Group
1.250%, 01/15/2026		$175	159
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	233
Verizon Communications
4.250%, 10/31/2030		310	335
2.100%, 03/22/2028		$445	386
1.125%, 11/03/2028	GBP	240	231
Verizon Communications MTN
4.050%, 02/17/2025	AUD	680	453
VF
0.250%, 02/25/2028	EUR	395	348
Visa
2.000%, 06/15/2029		362	354
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740% (A)(C)(E)		$68	62

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453% (C)(E)		$132	$116
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	404
0.500%, 04/26/2024	EUR	500	514
Welltower
4.500%, 12/01/2034	GBP	140	138
Western Digital
2.850%, 02/01/2029		$32	25
Western Union
2.750%, 03/15/2031		355	269
WPC Eurobond BV
1.350%, 04/15/2028	EUR	530	470
			35,974

Total Global Bonds
(Cost $501,730) ($ Thousands)			430,996

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bill
4.100%, 02/23/2023 (F)		$8,070	8,021
3.151%, 02/02/2023 (F)		9,243	9,214
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/2026		2,405	2,254
U.S. Treasury Notes
0.500%, 03/31/2025		94	86
0.375%, 01/31/2026		20	18

Total U.S. Treasury Obligations
(Cost $19,787) ($ Thousands)			19,593

COMMERCIAL PAPER — 0.4%
Telus Corporation
4.314%, 01/17/2023 (F)		2,000	1,995

Total Commercial Paper
(Cost $1,996) ($ Thousands)			1,995

ASSET-BACKED SECURITIES — 0.3%
Other Asset-Backed Securities — 0.3%

Elmwood CLO XII, Ser 2021-5A, Cl D
7.293%, ICE LIBOR USD 3 Month + 3.050%, 01/20/2035 (A)(C)		750	709

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers Euro CLO 3 DAC, Ser 2022-3A, Cl D
4.743%, Euribor 3 Month + 3.200%, 10/25/2034 (A)(C)	EUR	663	$595

Total Asset-Backed Securities
(Cost $1,507) ($ Thousands)			1,304

MORTGAGE-BACKED SECURITIES — 0.0%
Agency Mortgage-Backed Obligation — 0.0%
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
9.389%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(C)		$14	14

Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.017%, 09/25/2034(C)		6	5
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.369%, 12/25/2034(C)		19	18
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)		45	45

			68
Total Mortgage-Backed Securities
(Cost $84) ($ Thousands)			82

Total Investments in Securities — 99.8%
(Cost $525,104) ($ Thousands)			$453,970

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Australian 10-Year Bond	48	Mar-2023	$3,876	$3,766	$(118)
Australian 3-Year Bond	12	Mar-2023	875	869	(12)
Canadian 5-Year Bond	29	Mar-2023	2,426	2,386	(12)
Euro-Bund	69	Mar-2023	10,188	9,789	(531)
Euro-OAT	28	Mar-2023	3,954	3,804	(194)
Japanese 10-Year Bond	16	Mar-2023	17,438	17,639	(360)
Korea 10-Year Bond	61	Mar-2023	5,296	5,304	(152)
Korea 3-Year Bond	62	Mar-2023	4,961	5,072	(40)
Long Gilt 10-Year Bond	22	Mar-2023	2,772	2,644	(120)
Long Gilt 10-Year Bond	21	Mar-2023	2,526	2,524	1
U.S. 2-Year Treasury Note	4	Mar-2023	819	820	1
U.S. 10-Year Treasury Note	20	Mar-2023	2,258	2,246	(12)
U.S. Long Treasury Bond	23	Mar-2023	2,932	2,883	(49)
U.S. Ultra Long Treasury Bond	17	Mar-2023	2,372	2,283	(89)
			62,693	62,029	(1,687)
Short Contracts
Australian 3-Year Bond	(17)	Mar-2023	$(1,251)	$(1,231)	$17
Canadian 5-Year Bond	(22)	Mar-2023	(1,846)	(1,810)	13
Canadian 10-Year Bond	(12)	Mar-2023	(1,113)	(1,085)	20
Euro-Bobl	(43)	Mar-2023	(5,389)	(5,312)	165
Euro-BTP	(54)	Mar-2023	(6,641)	(6,277)	466
Euro-Bund	(1)	Mar-2023	(142)	(142)	1
Euro-Buxl	(9)	Mar-2023	(1,436)	(1,299)	145
Euro-OAT	(10)	Mar-2023	(1,432)	(1,359)	93
Euro-Schatz	(54)	Mar-2023	(6,037)	(6,075)	74
Japanese 10-Year Bond	(4)	Mar-2023	(4,347)	(4,410)	86
Japanese 10-Year Government Bond E-MINI	(38)	Mar-2023	(4,126)	(4,190)	78
U.S. 2-Year Treasury Note	(73)	Mar-2023	(14,991)	(14,970)	21
U.S. 5-Year Treasury Note	(179)	Mar-2023	(19,393)	(19,319)	74
U.S. 10-Year Treasury Note	(12)	Mar-2023	(1,369)	(1,348)	21
U.S. Ultra Long Treasury Bond	(6)	Mar-2023	(827)	(806)	21
Ultra 10-Year U.S. Treasury Note	(24)	Mar-2023	(2,861)	(2,839)	22
			(73,201)	(72,472)	1,317
			$(10,508)	$(10,443)	$(370)

A list of the forward foreign currency contracts held by the Fund at December 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
ANZ	01/19/23	USD	962	AUD	1,434	$11
Bank of America	01/10/23	USD	240	CAD	325	—
Bank of America	01/10/23	USD	242	AUD	355	(1)
Bank of America	01/10/23	CHF	210	USD	228	1
Bank of America	01/10/23	CHF	35	USD	38	—
Bank of America	01/10/23	USD	598	JPY	81,400	19
Bank of America	01/10/23	USD	725	EUR	682	4
Bank of America	01/10/23	USD	708	NZD	1,120	—
Bank of America	01/10/23	USD	232	NZD	365	(1)
Bank of America	01/10/23	USD	962	SEK	9,970	(5)
Bank of America	01/10/23	USD	1,335	GBP	1,103	(8)
Bank of America	01/10/23	AUD	1,765	USD	1,193	(4)

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/10/23	EUR	2,046	USD	2,135	$(50)
Bank of America	01/10/23	ZAR	3,060	USD	178	(1)
Bank of America	01/10/23	MXN	3,450	USD	180	3
Bank of America	01/10/23	JPY	140,000	USD	1,049	(13)
Barclays PLC	01/10/23	TRY	110	USD	6	—
Barclays PLC	01/10/23	USD	184	CHF	170	—
Barclays PLC	01/10/23	EUR	227	USD	239	(3)
Barclays PLC	01/10/23	CHF	260	USD	278	(3)
Barclays PLC	01/10/23	USD	236	CAD	320	—
Barclays PLC	01/10/23	USD	128	CAD	171	(2)
Barclays PLC	01/10/23	RON	561	USD	119	(2)
Barclays PLC	01/10/23	USD	617	SEK	6,400	(3)
Barclays PLC	01/10/23	GBP	801	USD	978	15
Barclays PLC	01/10/23	PLN	805	USD	178	(6)
Barclays PLC	01/10/23	USD	1,123	GBP	919	(17)
Barclays PLC	01/10/23	USD	1,492	EUR	1,412	16
Barclays PLC	01/10/23	USD	1,855	AUD	2,761	17
Barclays PLC	01/10/23	NZD	5,449	USD	3,395	(52)
Barclays PLC	01/10/23	AUD	5,925	USD	3,982	(37)
Barclays PLC	01/10/23	CAD	12,120	USD	9,055	110
Barclays PLC	01/10/23	THB	63,579	USD	1,776	(62)
Barclays PLC	01/10/23	JPY	55,800	USD	425	2
Barclays PLC	01/10/23	JPY	171,200	USD	1,258	(41)
BMO Capital	01/10/23	USD	119	CNY	839	2
BMO Capital	01/10/23	USD	1,245	SEK	12,927	(3)
BNP Paribas	01/10/23	AUD	355	USD	239	(2)
BNP Paribas	01/10/23	USD	457	CHF	425	3
BNP Paribas	01/10/23	USD	498	GBP	409	(6)
BNP Paribas	01/10/23	USD	618	SEK	6,412	(2)
BNP Paribas	01/10/23	NZD	589	USD	375	2
BNP Paribas	01/10/23	NZD	385	USD	239	(4)
BNP Paribas	01/10/23	USD	231	AUD	345	3
BNP Paribas	01/10/23	USD	970	AUD	1,420	(7)
BNP Paribas	01/10/23	USD	1,696	JPY	229,700	46
BNP Paribas	01/10/23	USD	230	JPY	30,300	—
BNP Paribas	01/10/23	USD	357	CAD	485	1
BNP Paribas	01/19/23	USD	1,820	CAD	2,441	(18)
BNP Paribas	01/10/23	CHF	2,550	USD	2,719	(39)
BNP Paribas	01/10/23	USD	3,550	EUR	3,397	77
BNP Paribas	01/10/23 - 01/19/23	CAD	2,779	USD	2,065	14
BNP Paribas	01/10/23 - 01/19/23	CAD	1,637	USD	1,198	(10)
BNP Paribas	01/10/23	MYR	8,704	USD	1,934	(46)
BNP Paribas	01/10/23	GBP	192	USD	234	3
BNP Paribas	01/10/23	GBP	15,254	USD	18,242	(110)
BNP Paribas	01/10/23	CZK	20,349	USD	861	(38)
BNP Paribas	01/10/23	SEK	31,531	USD	3,050	23
BNP Paribas	01/10/23	EUR	78,100	USD	81,317	(2,068)
BNP Paribas	01/10/23 - 03/10/23	JPY	429,900	USD	3,087	(191)
BNP Paribas	01/19/23	USD	858	CLP	760,570	34

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/19/23	MXN	17,050	USD	856	$(16)
BNP Paribas	01/19/23	CLP	758,802	USD	849	(41)
BNP Paribas	01/30/23	KRW	399,646	USD	299	(19)
BNP Paribas	02/03/23	NOK	17,566	USD	1,769	(17)
BNP Paribas	02/16/23	USD	376	CNH	2,709	17
Brown Brothers Harriman	01/18/23	USD	785	GBP	653	—
Brown Brothers Harriman	01/19/23	USD	918	CAD	1,249	4
Brown Brothers Harriman	01/19/23	CAD	727	USD	547	11
Brown Brothers Harriman	01/19/23	CAD	900	USD	661	(3)
Brown Brothers Harriman	01/27/23 - 02/27/23	EUR	15,246	USD	15,399	(898)
Brown Brothers Harriman	02/09/23	JPY	29,186	USD	211	(11)
Brown Brothers Harriman	02/16/23	CNY	1,473	USD	203	(11)
Brown Brothers Harriman	02/27/23	USD	2,691	EUR	2,529	17
Brown Brothers Harriman	02/27/23	USD	386	EUR	360	(1)
CIBC	01/10/23	EUR	249	USD	262	(4)
CIBC	01/10/23	USD	1,219	CAD	1,650	(1)
Citigroup	01/10/23	USD	232	JPY	31,700	9
Citigroup	01/10/23	CHF	215	USD	233	—
Citigroup	01/10/23	CHF	225	USD	242	(2)
Citigroup	01/10/23	USD	584	SEK	6,060	(3)
Citigroup	01/10/23	USD	707	EUR	669	7
Citigroup	01/10/23	USD	469	CHF	435	1
Citigroup	01/10/23	USD	472	CHF	435	(2)
Citigroup	01/10/23	NZD	1,095	USD	701	8
Citigroup	01/10/23	EUR	1,125	USD	1,187	(14)
Citigroup	01/10/23	RON	2,713	USD	574	(11)
Citigroup	01/10/23	MXN	3,460	USD	178	—
Citigroup	01/10/23	NOK	2,300	USD	235	2
Citigroup	01/10/23	NOK	5,670	USD	574	(2)
Citigroup	01/10/23	AUD	195	USD	134	1
Citigroup	01/19/23	AUD	8,525	USD	5,409	(375)
Citigroup	01/10/23	SEK	9,890	USD	954	5
Citigroup	01/18/23	GBP	1,479	USD	1,759	(20)
Citigroup	01/19/23	USD	860	MXN	16,631	(9)
Citigroup	01/19/23	USD	1,671	CAD	2,232	(23)
Citigroup	01/19/23	CAD	2,056	USD	1,537	19
Citigroup	01/19/23	CAD	11,637	USD	8,528	(63)
Citigroup	01/19/23	CLP	753,492	USD	830	(53)
Citigroup	01/30/23	KRW	3,551,037	USD	2,651	(173)
Citigroup	03/16/23	USD	861	INR	71,416	(2)
Citigroup	03/16/23	INR	142,768	USD	1,717	—
Credit Suisse First Boston	01/19/23	USD	788	AUD	1,176	10
Credit Suisse First Boston	02/03/23	USD	904	SEK	9,311	(8)
Goldman Sachs	01/10/23	USD	99	THB	3,463	1
Goldman Sachs	01/10/23	USD	137	ZAR	2,420	6
Goldman Sachs	01/10/23	EUR	220	USD	233	(1)
Goldman Sachs	01/10/23	CHF	225	USD	241	(2)
Goldman Sachs	01/10/23	USD	335	HUF	134,369	22

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	01/10/23	NZD	370	USD	235	$1
Goldman Sachs	01/10/23	USD	733	NZD	1,155	(3)
Goldman Sachs	01/10/23	USD	961	GBP	799	—
Goldman Sachs	01/10/23	USD	1,167	AUD	1,740	13
Goldman Sachs	01/10/23	AUD	350	USD	241	4
Goldman Sachs	01/10/23	AUD	1,085	USD	726	(10)
Goldman Sachs	01/10/23	GBP	582	USD	710	10
Goldman Sachs	01/10/23	GBP	908	USD	1,085	(7)
Goldman Sachs	01/10/23	USD	1,710	JPY	227,900	19
Goldman Sachs	01/10/23	USD	1,736	CNY	12,255	30
Goldman Sachs	01/10/23	USD	990	CNY	6,845	(4)
Goldman Sachs	01/10/23	USD	3,007	EUR	2,816	(1)
Goldman Sachs	01/10/23	USD	2,474	CAD	3,365	10
Goldman Sachs	01/10/23	USD	955	CAD	1,290	(3)
Goldman Sachs	01/10/23	CAD	970	USD	718	2
Goldman Sachs	01/10/23	CAD	2,560	USD	1,878	(12)
Goldman Sachs	01/10/23	MXN	6,920	USD	355	1
Goldman Sachs	01/10/23	ZAR	8,650	USD	502	(6)
Goldman Sachs	01/10/23	JPY	31,700	USD	242	1
Goldman Sachs	01/10/23	JPY	40,400	USD	301	(5)
Goldman Sachs	01/10/23	HUF	425,534	USD	1,077	(56)
Goldman Sachs	01/18/23	USD	839	GBP	683	(17)
Goldman Sachs	01/19/23	AUD	1,439	USD	920	(56)
Goldman Sachs	02/09/23	USD	889	JPY	120,154	26
Goldman Sachs	03/02/23	SGD	1,144	USD	845	(9)
HSBC	01/30/23	USD	1,721	PLN	7,808	57
HSBC	01/30/23	KRW	742,199	USD	556	(34)
HSBC	02/16/23	USD	2,172	CNH	15,248	40
HSBC	02/16/23	CNH	77,162	USD	11,106	(87)
HSBC	03/02/23	USD	2,583	SGD	3,494	25
JPMorgan Chase Bank	01/06/23	JPY	355,700	USD	2,504	(192)
JPMorgan Chase Bank	01/09/23	USD	2,952	IDR	45,980,508	5
JPMorgan Chase Bank	01/09/23 - 04/11/23	USD	4,117	CNY	29,373	131
JPMorgan Chase Bank	01/09/23 - 03/08/23	CNY	69,993	USD	9,857	(292)
JPMorgan Chase Bank	01/17/23	IDR	34,305,233	USD	2,228	17
JPMorgan Chase Bank	01/09/23 - 02/09/23	IDR	90,680,016	USD	5,804	(49)
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	466	CHF	434	4
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	142	CHF	130	—
JPMorgan Chase Bank	01/10/23 - 03/20/23	USD	885	PLN	4,064	41
JPMorgan Chase Bank	01/10/23	USD	982	ZAR	16,910	11
JPMorgan Chase Bank	01/10/23	RON	1,562	USD	331	(6)
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	2,091	AUD	3,283	137
JPMorgan Chase Bank	01/10/23	USD	237	AUD	345	(3)
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	419	NOK	4,147	3
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	1,933	NOK	18,895	(9)
JPMorgan Chase Bank	03/13/23	GBP	1,562	USD	1,921	39
JPMorgan Chase Bank	01/10/23 - 01/18/23	GBP	1,066	USD	1,271	(12)
JPMorgan Chase Bank	01/10/23 - 01/13/23	USD	2,323	EUR	2,207	34
JPMorgan Chase Bank	01/10/23 - 01/13/23	USD	967	EUR	905	—
JPMorgan Chase Bank	02/02/23 - 03/13/23	USD	1,354	NZD	2,193	34

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	2,202	NZD	3,447	$(22)
JPMorgan Chase Bank	01/10/23 - 01/24/23	USD	3,710	JPY	502,586	106
JPMorgan Chase Bank	01/10/23 - 03/13/23	CHF	8,171	USD	8,754	(143)
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	7,803	SEK	81,201	24
JPMorgan Chase Bank	01/10/23	USD	484	SEK	4,950	(9)
JPMorgan Chase Bank	01/10/23 - 03/13/23	USD	10,056	GBP	8,226	(149)
JPMorgan Chase Bank	01/10/23 - 03/13/23	NOK	11,277	USD	1,137	(11)
JPMorgan Chase Bank	01/10/23 - 03/13/23	SEK	15,849	USD	1,538	14
JPMorgan Chase Bank	03/13/23	SEK	1,213	USD	117	—
JPMorgan Chase Bank	01/10/23 - 03/20/23	PLN	17,097	USD	3,800	(84)
JPMorgan Chase Bank	01/10/23 - 03/13/23	SGD	19,504	USD	14,347	(212)
JPMorgan Chase Bank	01/10/23 - 03/13/23	NZD	21,362	USD	13,540	26
JPMorgan Chase Bank	01/10/23 - 03/13/23	NZD	445	USD	277	(4)
JPMorgan Chase Bank	01/10/23 - 01/13/23	EUR	27,601	USD	29,175	(298)
JPMorgan Chase Bank	01/24/23	JPY	3,549	USD	27	—
JPMorgan Chase Bank	01/10/23 - 01/30/23	JPY	3,211,396	USD	23,324	(1,086)
JPMorgan Chase Bank	01/13/23	USD	286	CNY	1,855	(18)
JPMorgan Chase Bank	01/17/23	COP	4,855,350	USD	1,001	1
JPMorgan Chase Bank	01/17/23	COP	148,155	USD	30	—
JPMorgan Chase Bank	03/15/23	USD	35	MXN	708	1
JPMorgan Chase Bank	01/19/23 - 03/15/23	USD	977	MXN	19,051	(4)
JPMorgan Chase Bank	03/13/23	USD	115	CAD	156	—
JPMorgan Chase Bank	01/19/23	USD	1,032	CAD	1,390	(5)
JPMorgan Chase Bank	03/15/23	MXN	655	USD	33	—
JPMorgan Chase Bank	01/19/23 - 03/15/23	MXN	118,848	USD	5,928	(102)
JPMorgan Chase Bank	01/27/23	PEN	3,888	USD	1,005	(12)
JPMorgan Chase Bank	02/21/23 - 03/07/23	USD	98	THB	3,444	2
JPMorgan Chase Bank	03/07/23	USD	55	THB	1,885	—
JPMorgan Chase Bank	02/21/23	ILS	8,581	USD	2,457	18
JPMorgan Chase Bank	02/21/23 - 03/07/23	THB	199,606	USD	5,635	(162)
JPMorgan Chase Bank	03/13/23	USD	46	KRW	59,586	2
JPMorgan Chase Bank	03/13/23	USD	654	SGD	881	4
JPMorgan Chase Bank	03/13/23	AUD	1,783	USD	1,221	9
JPMorgan Chase Bank	03/13/23	CAD	6,494	USD	4,847	51
JPMorgan Chase Bank	03/13/23	KRW	2,013,254	USD	1,552	(53)
JPMorgan Chase Bank	04/13/23	CNY	1,855	USD	276	5
Merrill Lynch	01/19/23	USD	853	CLP	796,649	81
Merrill Lynch	01/19/23	USD	855	MXN	16,696	(1)
Merrill Lynch	01/19/23	CAD	1,317	USD	965	(6)
Merrill Lynch	01/19/23	AUD	1,413	USD	959	—
Merrill Lynch	01/19/23	AUD	4,141	USD	2,665	(145)
Merrill Lynch	01/19/23	MXN	16,523	USD	841	(5)
Merrill Lynch	01/19/23	CLP	1,583,278	USD	1,683	(173)
Merrill Lynch	01/30/23	USD	1,708	KRW	2,369,415	177
Merrill Lynch	02/02/23	USD	871	NZD	1,362	(9)
Merrill Lynch	02/02/23	NZD	1,367	USD	866	1
Merrill Lynch	02/02/23	NZD	1,388	USD	861	(17)
Merrill Lynch	02/03/23	USD	867	SEK	8,938	(7)
Merrill Lynch	02/03/23	SEK	27,503	USD	2,624	(22)
Merrill Lynch	02/09/23	JPY	97,769	USD	722	(23)
Merrill Lynch	02/14/23	EUR	15,155	USD	15,928	(289)

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Merrill Lynch	02/16/23	CNH	76,813	USD	10,654	$(489)
Merrill Lynch	03/01/23	CHF	808	USD	873	(7)
Merrill Lynch	03/16/23	USD	859	INR	71,416	(1)
Midland Walwyn Capital Inc.	01/10/23	USD	215	CNY	1,544	8
Midland Walwyn Capital Inc.	01/10/23	USD	237	MYR	1,057	3
Midland Walwyn Capital Inc.	01/10/23	MYR	748	USD	166	(4)
Midland Walwyn Capital Inc.	01/10/23	NZD	1,120	USD	711	2
Midland Walwyn Capital Inc.	01/10/23	USD	925	AUD	1,375	7
Midland Walwyn Capital Inc.	01/10/23	USD	476	AUD	695	(4)
Midland Walwyn Capital Inc.	01/10/23	USD	229	NZD	365	1
Midland Walwyn Capital Inc.	01/10/23	USD	1,425	NZD	2,225	(18)
Midland Walwyn Capital Inc.	01/10/23	ILS	2,341	USD	681	17
Midland Walwyn Capital Inc.	01/10/23	AUD	3,490	USD	2,340	(27)
Midland Walwyn Capital Inc.	01/10/23	CNY	182,372	USD	25,374	(905)
Midland Walwyn Capital Inc.	01/10/23	JPY	839,900	USD	6,310	(61)
Morgan Stanley	01/04/23	USD	804	BRL	4,362	22
Morgan Stanley	02/02/23	USD	824	BRL	4,362	(3)
Morgan Stanley	01/10/23	USD	241	CHF	225	3
Morgan Stanley	01/10/23	HKD	465	USD	60	—
Morgan Stanley	01/10/23	USD	1,165	NZD	1,865	15
Morgan Stanley	01/10/23 - 01/19/23	AUD	1,971	USD	1,293	(45)
Morgan Stanley	01/19/23	USD	1,797	AUD	2,707	40
Morgan Stanley	01/10/23	USD	242	AUD	355	(1)
Morgan Stanley	01/10/23 - 02/03/23	USD	2,329	NOK	23,101	19
Morgan Stanley	01/10/23	USD	3,487	GBP	2,888	(13)
Morgan Stanley	01/10/23	NOK	4,072	USD	406	(8)
Morgan Stanley	01/10/23	USD	4,678	JPY	641,066	185
Morgan Stanley	01/10/23 - 01/30/23	PLN	4,679	USD	1,043	(23)
Morgan Stanley	01/10/23	NZD	1,556	USD	990	6
Morgan Stanley	02/02/23	NZD	3,832	USD	2,364	(60)
Morgan Stanley	01/10/23	USD	5,931	EUR	5,586	33
Morgan Stanley	01/10/23 - 01/12/23	EUR	10,488	USD	10,290	(909)
Morgan Stanley	01/10/23 - 02/09/23	JPY	6,794,453	USD	49,409	(2,134)
Morgan Stanley	01/13/23	CNY	1,855	USD	289	21
Morgan Stanley	01/30/23	USD	876	KRW	1,192,673	73
Morgan Stanley	02/16/23	CNH	3,314	USD	478	(2)
Morgan Stanley	03/02/23	SGD	1,179	USD	876	(4)
Morgan Stanley	04/13/23	USD	290	CNY	1,855	(19)
National Bank of Australia	01/10/23	USD	159	CAD	213	(2)
RBC	01/10/23	USD	241	AUD	355	(1)
RBC	01/10/23	EUR	246	USD	262	—
RBC	01/10/23	USD	235	CAD	320	1
RBC	01/10/23	USD	460	CAD	620	(2)
RBS	01/10/23	USD	249	NZD	393	(1)
RBS	01/18/23	USD	916	GBP	749	(15)
RBS	01/19/23	USD	889	CAD	1,204	(1)
SCB Securities	01/10/23	MYR	117	USD	26	(1)
SCB Securities	01/10/23	USD	3,529	JPY	486,860	164
Standard Chartered	01/18/23	GBP	11,466	USD	13,733	(64)

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	01/30/23	USD	2,598	KRW	3,494,568	$181
Standard Chartered	01/30/23	KRW	2,354,722	USD	1,720	(153)
State Street	01/10/23	USD	276	AUD	410	3
State Street	01/10/23	NZD	445	USD	277	(4)
State Street	01/10/23	EUR	454	USD	478	(7)
State Street	01/10/23	USD	482	JPY	66,300	21
State Street	01/10/23	CHF	640	USD	690	(3)
State Street	01/10/23	USD	699	GBP	575	(8)
State Street	01/10/23	USD	712	CHF	665	7
State Street	01/10/23	CAD	965	USD	712	—
State Street	01/10/23	GBP	1,213	USD	1,484	25
State Street	01/10/23	USD	7,050	EUR	6,774	182
State Street	01/10/23	JPY	66,300	USD	481	(22)
TD Securities	01/10/23	AUD	355	USD	238	(3)
TD Securities	01/10/23	JPY	971	USD	7	—
UBS	01/10/23	GBP	85	USD	106	3
UBS	01/10/23	USD	110	EUR	103	—
UBS	01/10/23	USD	121	CNY	852	1
UBS	01/10/23	USD	229	GBP	190	—
UBS	01/10/23	USD	242	AUD	355	(1)
UBS	01/10/23	USD	245	JPY	33,200	6
UBS	01/10/23	EUR	437	USD	465	(2)
UBS	01/10/23	USD	470	CHF	440	6
UBS	01/10/23	NZD	637	USD	406	3
UBS	01/10/23	CNY	862	USD	122	(2)
UBS	01/10/23	USD	1,311	MXN	25,595	1
UBS	01/10/23	DKK	4,529	USD	640	(10)
UBS	01/10/23	MXN	43,692	USD	2,238	(2)
UBS	01/19/23	USD	1,701	CLP	1,532,861	96
UBS	02/03/23	SEK	8,995	USD	872	6
UBS	02/27/23	EUR	16,925	USD	17,866	(261)
UBS	03/01/23	USD	882	CHF	817	6
						$(10,956)

A list of open OTC swap agreements held by the Fund at December 31, 2022, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$46	$–	$46
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	47	–	47
							$93	$–	$93

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

International Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.0099%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2024	GBP	1,400	$50	$–	$50
3-MONTH NZD RATE	2.58%	Quarterly	11/01/2024	NZD	980	(30)	–	(30)
3-MONTH NZD RATE	2.0525%	Quarterly	11/02/2024	NZD	2,620	(83)	–	(83)
2.8%	2.8000%	Quarterly	04/02/2026	CNY	12,090	8	–	8
1.897%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2027	GBP	1,150	120	–	120
2.0339%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	05/10/2027	GBP	1,082	108	–	108
2.0055%	FLOATING	Annually	05/11/2027	GBP	828	84	–	84
2.3493%	2.3493%	Quarterly	08/05/2027	CNY	48,010	104	–	104
2.4003%	2.4003%	Quarterly	08/11/2027	CNY	7,840	15	–	15
6-MONTH EURIBOR	1.5455%	Semi-Annually	08/18/2027	EUR	7,610	(556)	–	(556)
6-MONTH EURIBOR	1.7940%	Semi-Annually	08/18/2032	EUR	3,720	(438)	–	(438)
4.107227%	Daily Sterling Overnight Index Average (SONIA) Rate	Annually	10/25/2032	GBP	4,780	(92)	–	(92)
1.395%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	10/03/2047	GBP	230	95	(46)	141
Daily GBP Overnight Index Ave (SONIA) Rate	2.9865%	Annually	09/15/2052	GBP	422	(43)	–	(43)
						$(658)	$(46)	$(612)

Percentages are based on Net Assets of $454,812 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $58,124 ($ Thousands), representing 12.8% of the Net Assets of the Fund.

(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Zero coupon security.
(E)	Perpetual security with no stated maturity date.
(F)	Interest rate represents the security's effective yield at the time of purchase.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

See “Glossary” for abbreviations.

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 95.6%
Angola — 1.4%
Angolan Government International Bond
9.500%, 11/12/2025		$325	$334
9.375%, 05/08/2048 (A)		3,580	2,828
8.750%, 04/14/2032		2,454	2,121
8.750%, 04/14/2032 (B)		2,177	1,882
8.250%, 05/09/2028		1,085	986
8.250%, 05/09/2028 (B)		415	377
Angolan Government International Bond MTN
9.125%, 11/26/2049 (B)		792	617
9.125%, 11/26/2049		409	318
8.000%, 11/26/2029 (A)		1,552	1,359
8.000%, 11/26/2029 (B)		731	640
Republic of Angola Via Avenir II BV MTN
12.638%, ICE LIBOR USD 6 Month + 7.500%, 07/01/2023 (C)		2,476	2,482
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,189	2,894
			16,838

Argentina — 1.1%
Argentine Republic Government International Bond
3.500%, 07/09/2041 (D)		8,373	2,362
1.500%, 07/09/2035 (D)		28,973	7,349
1.000%, 07/09/2029		1,117	297
0.500%, 07/09/2029	EUR	13	3
0.500%, 07/09/2030 (D)		$10,781	2,908
0.125%, 07/09/2030	EUR	403	102
MSU Energy
6.875%, 02/01/2025 (B)		$285	192
Provincia de Buenos Aires MTN
3.000%, 09/01/2037 (D)	EUR	666	160
Provincia de Cordoba
6.875%, 12/10/2025 (B)(D)		$540	435
			13,808

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		200	166
3.600%, 02/02/2031		1,065	845
			1,011

Australia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	199

Azerbaijan — 1.0%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		2,045	1,924
3.500%, 09/01/2032 (A)		1,324	1,102

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (B)		$1,132	$1,159
6.875%, 03/24/2026		5,772	5,909
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,380	2,453
6.950%, 03/18/2030		430	443
			12,990

Bahamas — 0.1%
Bahamas Government International Bond
6.000%, 11/21/2028		950	725

Bahrain — 0.5%
Bahrain Government International Bond
5.450%, 09/16/2032 (A)		3,779	3,334
Bahrain Government International Bond MTN
4.250%, 01/25/2028		797	730
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (B)		1,094	974
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)(B)		560	587
8.375%, 11/07/2028		450	472
7.625%, 11/07/2024 (B)		220	223
			6,320

Benin — 0.3%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	122
4.950%, 01/22/2035		1,153	890
4.875%, 01/19/2032 (B)		2,449	2,024
4.875%, 01/19/2032		102	84
			3,120

Bermuda — 0.3%
Bermuda Government International Bond
5.000%, 07/15/2032 (B)		$896	890
5.000%, 07/15/2032		409	406
4.750%, 02/15/2029		2,067	2,058
3.717%, 01/25/2027		774	744
2.375%, 08/20/2030		221	186
			4,284

Brazil — 7.5%
Braskem Netherlands Finance BV
5.875%, 01/31/2050 (B)		654	507
Brazil Letras do Tesouro Nacional
0.000%, 07/01/2023 (E)	BRL	70,349	12,502
0.000%, 01/01/2024 (E)		68,366	11,427
0.000%, 01/01/2025 (E)		34,000	5,070
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)(B)		$57	57
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		788	765

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.333%, 02/15/2028		$616	$598
5.333%, 02/15/2028 (B)		134	130
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	268	199
6.000%, 05/15/2045		119	88
6.000%, 08/15/2050		519	383
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2025		66,773	12,069
10.000%, 01/01/2027		65,880	11,478
10.000%, 01/01/2029		66,220	11,157
10.000%, 01/01/2031		25,306	4,159
10.000%, 01/01/2033		3,882	629
Brazilian Government International Bond
5.625%, 01/07/2041 (A)		$757	640
5.625%, 02/21/2047		1,589	1,257
5.000%, 01/27/2045		2,079	1,540
4.750%, 01/14/2050		7,405	5,179
3.875%, 06/12/2030		389	338
3.750%, 09/12/2031		1,999	1,679
2.875%, 06/06/2025		3,091	2,918
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (B)		226	198
CSN Inova Ventures
6.750%, 01/28/2028 (B)		592	565
CSN Resources
4.625%, 06/10/2031 (B)		625	495
Gol Finance
7.000%, 01/31/2025 (B)		884	389
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (B)		620	515
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (B)		1,225	1,010
7.250%, 06/30/2031		350	289
Minerva Luxembourg
4.375%, 03/18/2031 (B)		297	244
MV24 Capital BV
6.748%, 06/01/2034 (B)		355	325
Nexa Resources
5.375%, 05/04/2027 (B)		2,591	2,439
Suzano Austria GmbH (B)
7.000%, 03/16/2047		399	398
6.000%, 01/15/2029		288	286
5.000%, 01/15/2030		494	462
			92,384

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	543	427

Cayman Islands — 0.1%
Neon Capital MTN
2.015%, 01/06/2028 (C)	JPY	245,168	1,619

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Chile — 2.3%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (B)		$226	$172
ATP Tower Holdings LLC
4.050%, 04/27/2026 (B)		255	225
Banco de Credito e Inversiones
3.500%, 10/12/2027 (B)		1,046	963
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	608,673	731
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (B)		2,910,000	3,954
6.000%, 01/01/2043		375,000	486
5.000%, 10/01/2028 (B)		1,115,000	1,282
5.000%, 03/01/2035		465,000	540
4.700%, 09/01/2030 (B)		2,945,000	3,390
4.500%, 03/01/2026		2,160,000	2,463
2.800%, 10/01/2033 (B)		640,000	616
Cencosud
4.375%, 07/17/2027 (B)		$1,819	1,728
Chile Government International Bond
4.000%, 01/31/2052 (A)		287	221
3.625%, 10/30/2042		925	705
3.500%, 01/31/2034		228	194
3.250%, 09/21/2071		379	233
3.100%, 05/07/2041		893	641
3.100%, 01/22/2061 (A)		308	192
2.750%, 01/31/2027		1,103	1,014
2.550%, 01/27/2032		893	731
2.550%, 07/27/2033		6,134	4,801
2.450%, 01/31/2031		327	271
1.875%, 05/27/2030	EUR	230	212
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		$350	240
3.068%, 08/18/2050		250	156
Empresa Nacional del Petroleo
5.250%, 11/06/2029		749	724
4.500%, 09/14/2047		200	152
3.450%, 09/16/2031 (B)		331	278
Nacional del Cobre de Chile
3.750%, 01/15/2031 (B)		234	211
3.700%, 01/30/2050 (B)		452	336
3.150%, 01/14/2030		600	529
3.000%, 09/30/2029		224	196
			28,587

China — 2.7%
Blossom Joy
3.100% (C)(F)		202	189
China Government Bond
3.810%, 09/14/2050	CNY	5,900	932
3.720%, 04/12/2051		3,000	468

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.530%, 10/18/2051	CNY	13,910	$2,101
3.280%, 12/03/2027		23,300	3,442
3.270%, 11/19/2030		12,100	1,797
3.020%, 10/22/2025		24,700	3,606
3.020%, 05/27/2031		1,500	218
2.890%, 11/18/2031		40,670	5,842
2.850%, 06/04/2027		8,360	1,211
2.800%, 03/24/2029		3,500	504
2.750%, 06/15/2029		3,000	430
2.750%, 02/17/2032		3,000	426
2.690%, 08/12/2026		4,000	576
2.620%, 09/25/2029		3,000	426
2.600%, 09/01/2032		3,000	422
China Government International Bond
3.250%, 10/19/2023		$1,392	1,380
1.250%, 10/26/2026 (B)		1,460	1,313
0.550%, 10/21/2025		1,150	1,032
0.400%, 10/21/2023		2,610	2,527
Chinalco Capital Holdings
4.100% (C)(F)		224	218
2.125%, 06/03/2026		173	157
CNAC HK Finbridge
5.125%, 03/14/2028		246	237
4.125%, 07/19/2027		320	297
Dianjian Haiyu
4.300% (C)(F)		204	200
Dianjian International Finance
4.600% (C)(F)		303	302
Leader Goal International Ltd MTN
4.250% (C)(F)		212	212
Meituan
3.050%, 10/28/2030 (A)		204	157
Minmetals Bounteous Finance BVI
3.375% (C)(F)		805	773
Powerchina Roadbridge Group British Virgin Islands
3.080% (C)(F)		285	262
Prosus NV MTN
3.061%, 07/13/2031 (B)		907	699
Shimao Group Holdings
5.600%, 07/15/2026		1,949	356
5.200%, 01/30/2025		1,406	257
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (B)		450	284
Wanda Properties International
7.250%, 01/29/2024		600	539
Wanda Properties Overseas
6.875%, 07/23/2023		232	220
			34,012

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Colombia — 5.2%
AI Candelaria Spain (B)
7.500%, 12/15/2028		$377	$357
5.750%, 06/15/2033		780	593
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	919
8.000%, 04/20/2033		$6,599	6,615
6.125%, 01/18/2041		4,040	3,212
5.625%, 02/26/2044		132	97
5.200%, 05/15/2049 (A)		3,364	2,291
5.000%, 06/15/2045		3,397	2,311
4.500%, 03/15/2029		843	728
4.375%, 03/21/2023	COP	2,871,000	580
4.125%, 02/22/2042		$4,490	2,807
4.125%, 05/15/2051 (A)		1,675	1,002
3.875%, 02/15/2061		1,035	575
3.250%, 04/22/2032		1,280	931
3.125%, 04/15/2031		332	246
3.000%, 01/30/2030 (A)		2,886	2,207
Colombian TES
10.000%, 07/24/2024	COP	6,950,100	1,396
9.250%, 05/28/2042		11,156,000	1,662
7.750%, 09/18/2030		4,278,900	663
7.500%, 08/26/2026		30,231,300	5,323
7.250%, 10/18/2034		20,633,000	2,799
7.250%, 10/26/2050		4,553,000	532
7.000%, 03/26/2031		31,499,800	4,582
7.000%, 03/26/2031		1,211,900	176
7.000%, 06/30/2032		26,128,900	3,660
6.250%, 11/26/2025		17,313,500	3,055
6.250%, 07/09/2036		7,144,600	848
6.000%, 04/28/2028		25,091,300	3,861
5.750%, 11/03/2027		29,205,000	4,556
2.250%, 04/18/2029		1,479,600	829
Ecopetrol
6.875%, 04/29/2030		$492	446
5.875%, 11/02/2051		346	233
Empresas Publicas de Medellin ESP (B)
8.375%, 11/08/2027	COP	2,351,000	361
7.625%, 09/10/2024		3,116,000	574
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,127,000	210
7.875%, 08/12/2024		884,000	165
Geopark
5.500%, 01/17/2027 (B)		$974	837
Gran Tierra Energy
7.750%, 05/23/2027 (B)		293	237
Grupo Aval
4.375%, 02/04/2030 (B)		812	658
Promigas ESP
3.750%, 10/16/2029		740	602

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
SierraCol Energy Andina
6.000%, 06/15/2028 (B)		$1,237	$971
			64,707

Costa Rica — 0.2%
Costa Rica Government International Bond
7.158%, 03/12/2045		387	370
7.000%, 04/04/2044		1,229	1,156
7.000%, 04/04/2044		230	216
6.125%, 02/19/2031		797	774
			2,516

Czech Republic — 1.9%
Czech Republic Government Bond
6.000%, 02/26/2026	CZK	72,840	3,288
5.500%, 12/12/2028		11,380	510
5.000%, 09/30/2030		19,660	858
4.200%, 12/04/2036		7,740	315
2.750%, 07/23/2029		80,900	3,085
2.500%, 08/25/2028		121,460	4,647
2.400%, 09/17/2025		29,490	1,207
2.000%, 10/13/2033		62,050	2,056
1.950%, 07/30/2037		4,580	140
1.750%, 06/23/2032		18,680	619
1.500%, 04/24/2040		27,480	725
1.200%, 03/13/2031		29,710	970
1.000%, 06/26/2026		46,200	1,764
0.950%, 05/15/2030		5,750	189
0.250%, 02/10/2027		44,470	1,607
0.050%, 11/29/2029		49,560	1,548
			23,528

Dominican Republic — 1.5%
Dominican Republic International Bond
9.750%, 06/05/2026	DOP	19,150	327
7.450%, 04/30/2044 (B)		$687	640
7.450%, 04/30/2044		2,443	2,274
6.850%, 01/27/2045 (A)		1,386	1,202
6.500%, 02/15/2048		2,764	2,273
6.400%, 06/05/2049 (A)		1,171	945
6.000%, 02/22/2033		4,795	4,325
6.000%, 02/22/2033 (A)(B)		230	208
5.875%, 04/18/2024 (B)		47	47
5.875%, 01/30/2060		3,002	2,198
5.300%, 01/21/2041 (A)		2,947	2,274
4.500%, 01/30/2030		1,723	1,467
4.500%, 01/30/2030 (A)(B)		206	175
			18,355

Ecuador — 1.1%
Ecuador Government International Bond
6.699%, 07/31/2030 (B)(E)		1,613	630
5.500%, 07/31/2030 (B)(D)		1,815	1,166
5.500%, 07/31/2030 (D)		1,422	914

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 07/31/2035 (B)(D)		$6,955	$3,197
2.500%, 07/31/2035 (D)		12,640	5,811
1.500%, 07/31/2040 (B)(D)		2,886	1,178
1.500%, 07/31/2040 (A)(D)		2,636	1,076
			13,972

Egypt — 2.2%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	161
14.556%, 10/13/2027		11,537	406
14.382%, 01/12/2031		4,531	151
14.292%, 01/05/2028		19,000	659
Egypt Government International Bond
16.100%, 05/07/2029		14,920	545
8.875%, 05/29/2050		$2,820	1,901
8.875%, 05/29/2050 (B)		2,766	1,865
8.700%, 03/01/2049 (A)		1,190	792
8.700%, 03/01/2049 (B)		869	578
7.903%, 02/21/2048		854	538
7.903%, 02/21/2048 (B)		290	183
7.625%, 05/29/2032 (B)		2,092	1,545
7.625%, 05/29/2032 (A)		3,489	2,577
6.588%, 02/21/2028 (B)		429	349
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,691	1,789
8.500%, 01/31/2047 (B)		1,435	954
8.150%, 11/20/2059		539	352
7.600%, 03/01/2029 (B)		583	474
7.600%, 03/01/2029		200	162
7.500%, 01/31/2027		472	422
7.500%, 02/16/2061 (B)		658	405
7.300%, 09/30/2033 (B)		1,959	1,386
7.300%, 09/30/2033		2,160	1,528
7.053%, 01/15/2032 (B)		1,152	840
6.375%, 04/11/2031	EUR	2,720	2,011
6.375%, 04/11/2031 (B)		1,327	981
5.800%, 09/30/2027 (A)		$685	565
5.800%, 09/30/2027 (A)(B)		498	411
5.625%, 04/16/2030 (A)	EUR	732	540
4.750%, 04/11/2025		457	434
4.750%, 04/11/2025 (B)		443	421
4.750%, 04/16/2026		867	767
			26,692

El Salvador — 0.4%
El Salvador Government International Bond
9.500%, 07/15/2052		$7,191	3,145
8.625%, 02/28/2029		1,431	625
8.250%, 04/10/2032		297	130
7.625%, 02/01/2041 (B)		545	210
7.125%, 01/20/2050		640	247
6.375%, 01/18/2027 (B)		838	367
			4,724

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024 (B)		$477	$295
6.625%, 12/11/2024 (A)		400	247
			542

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (B)		1,261	1,031
6.625%, 02/06/2031 (A)		240	196
6.375%, 12/12/2024 (B)		481	450
			1,677

Georgia — 0.0%
Georgia Government International Bond
2.750%, 04/22/2026		280	253
Georgian Railway JSC
4.000%, 06/17/2028 (B)		209	183
			436

Ghana — 0.7%
Ghana Government International Bond
10.750%, 10/14/2030 (B)		1,055	737
10.750%, 10/14/2030 (A)		5,024	3,508
8.875%, 05/07/2042		1,286	452
8.750%, 03/11/2061		693	240
8.625%, 04/07/2034		3,190	1,136
7.875%, 02/11/2035		1,101	390
7.750%, 04/07/2029		870	318
7.625%, 05/16/2029		2,188	805
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	1,920	183
19.250%, 12/18/2023		4,011	332
Tullow Oil (B)
10.250%, 05/15/2026		$351	282
7.000%, 03/01/2025 (A)		1,241	749
			9,132

Guatemala — 0.5%
CT Trust
5.125%, 02/03/2032 (A)(B)		962	845
Guatemala Government Bond
5.375%, 04/24/2032		540	529
5.250%, 08/10/2029		1,450	1,392
5.250%, 08/10/2029 (A)(B)		701	673
4.900%, 06/01/2030		1,385	1,308
4.650%, 10/07/2041		449	361
4.500%, 05/03/2026		185	178
3.700%, 10/07/2033		700	576
3.700%, 10/07/2033 (B)		226	186
Millicom International Cellular (B)
6.250%, 03/25/2029		288	275
5.125%, 01/15/2028		508	472
			6,795

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		$416	$366
5.625%, 06/24/2030 (A)		1,281	1,025
			1,391

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	615

Hungary — 1.0%
Hungary Government Bond
4.750%, 11/24/2032	HUF	538,140	1,037
4.500%, 03/23/2028		1,275,500	2,630
4.500%, 05/27/2032		354,560	677
3.000%, 10/27/2038		410,390	578
Hungary Government International Bond
5.250%, 06/16/2029 (B)		$378	361
4.250%, 06/16/2031	EUR	759	729
3.125%, 09/21/2051 (A)		$3,779	2,269
3.125%, 09/21/2051 (B)		299	180
2.125%, 09/22/2031		1,438	1,065
2.125%, 09/22/2031 (B)		1,179	873
1.750%, 06/05/2035	EUR	1,812	1,267
1.500%, 11/17/2050 (A)		552	291
			11,957

India — 0.5%
Adani Electricity Mumbai
3.949%, 02/12/2030 (B)		$540	409
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,060	917
2.250%, 01/13/2031		615	483
Greenko Power II
4.300%, 12/13/2028		500	418
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (B)(C)(F)		260	248
Power Finance MTN
3.950%, 04/23/2030 (B)		569	498
Reliance Industries (B)
3.625%, 01/12/2052		671	440
2.875%, 01/12/2032		800	649
UPL
4.625%, 06/16/2030		950	740
Vedanta Resources
7.125%, 05/31/2023		200	187
Vedanta Resources Finance II
13.875%, 01/21/2024 (B)		286	249
8.950%, 03/11/2025		540	367
			5,605

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia — 6.5%
Freeport Indonesia
6.200%, 04/14/2052 (B)		$662	$578
Freeport Indonesia MTN
5.315%, 04/14/2032 (B)		1,099	1,008
5.315%, 04/14/2032		641	588
Indonesia Asahan Aluminium Persero (B)
5.800%, 05/15/2050		1,165	977
5.710%, 11/15/2023		618	618
4.750%, 05/15/2025		240	236
Indonesia Government International Bond
8.500%, 10/12/2035		1,265	1,597
4.750%, 02/11/2029		119	119
4.650%, 09/20/2032		464	454
4.300%, 03/31/2052		311	263
4.150%, 09/20/2027		372	365
3.550%, 03/31/2032		249	224
3.500%, 01/11/2028		1,859	1,764
3.050%, 03/12/2051 (A)		1,187	852
2.850%, 02/14/2030		2,929	2,600
2.150%, 07/28/2031		2,059	1,704
1.400%, 10/30/2031	EUR	641	532
1.300%, 03/23/2034		743	570
1.100%, 03/12/2033		690	535
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,260	3,189
5.125%, 01/15/2045		333	321
4.625%, 04/15/2043		698	629
3.750%, 06/14/2028	EUR	1,057	1,093
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	36,550,000	2,613
8.750%, 05/15/2031		47,748,000	3,418
8.375%, 03/15/2024		20,173,000	1,338
8.375%, 03/15/2034		63,445,000	4,459
8.375%, 04/15/2039		44,180,000	3,139
8.250%, 05/15/2029		34,660,000	2,397
8.250%, 06/15/2032		12,030,000	837
8.250%, 05/15/2036		74,289,000	5,203
8.125%, 05/15/2024		73,060,000	4,840
7.500%, 08/15/2032		26,770,000	1,779
7.500%, 06/15/2035		17,596,000	1,164
7.500%, 05/15/2038		24,494,000	1,619
7.500%, 04/15/2040		30,705,000	2,026
7.125%, 06/15/2042		12,000,000	772
7.125%, 06/15/2043		34,766,000	2,233
7.000%, 05/15/2027		28,700,000	1,887
7.000%, 09/15/2030		22,578,000	1,464
7.000%, 02/15/2033		17,009,000	1,094
6.875%, 08/15/2051		28,231,000	1,730
6.500%, 06/15/2025		5,895,000	382
6.500%, 02/15/2031		28,458,000	1,774

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.375%, 08/15/2028	IDR	46,052,000	$2,926
6.375%, 04/15/2032		45,027,000	2,782
6.375%, 07/15/2037		1,500,000	93
5.125%, 04/15/2027		19,322,000	1,194
Medco Bell Pte
6.375%, 01/30/2027 (B)		$466	420
Minejesa Capital BV (B)
5.625%, 08/10/2037		995	775
4.625%, 08/10/2030		386	338
Pertamina Persero MTN
3.650%, 07/30/2029 (B)		1,035	947
Perusahaan Listrik Negara
1.875%, 11/05/2031 (B)	EUR	891	678
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	703
6.150%, 05/21/2048 (B)		657	624
4.375%, 02/05/2050 (B)		265	198
Perusahaan Penerbit SBSN Indonesia III
4.700%, 06/06/2032		355	349
Perusahaan Perseroan Persero Perusahaan Listrik Negara
4.875%, 07/17/2049 (A)		311	245
1.875%, 11/05/2031	EUR	250	190
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.250%, 05/15/2047		$480	405
3.375%, 02/05/2030		750	636
3.000%, 06/30/2030 (A)		565	463
			80,950

Iraq — 0.2%
Iraq International Bond
5.800%, 01/15/2028		1,713	1,576
5.800%, 01/15/2028		859	790
			2,366

Israel — 0.6%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (B)(C)		431	381
Israel Government Bond - Fixed
1.300%, 04/30/2032	ILS	22,098	5,204
Leviathan Bond
6.750%, 06/30/2030 (A)(B)		$394	371
State of Israel
4.500%, 04/03/2120		1,199	1,049
			7,005

Ivory Coast — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,619	1,294
6.625%, 03/22/2048 (B)		1,115	835
6.625%, 03/22/2048		795	596

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 03/22/2048	EUR	3,715	$2,784
5.875%, 10/17/2031 (B)		205	183
5.250%, 03/22/2030		1,583	1,421
4.875%, 01/30/2032		370	311
			7,424

Jordan — 0.2%
Jordan Government International Bond
7.750%, 01/15/2028 (A)(B)		$418	422
7.375%, 10/10/2047 (A)		667	571
7.375%, 10/10/2047 (B)		228	195
5.850%, 07/07/2030 (B)		559	500
5.850%, 07/07/2030 (A)		505	451
4.950%, 07/07/2025		270	259
			2,398

Kazakhstan — 1.2%
Development Bank of Kazakhstan JSC
2.950%, 05/06/2031 (B)		465	367
Kazakhstan Government International Bond
4.875%, 10/14/2044 (B)		1,020	909
4.875%, 10/14/2044 (A)		2,204	1,965
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (B)		1,765	1,830
1.500%, 09/30/2034	EUR	1,759	1,384
KazMunayGas National JSC
6.375%, 10/24/2048 (B)		$720	592
6.375%, 10/24/2048		200	164
5.750%, 04/19/2047 (B)		2,292	1,772
5.750%, 04/19/2047 (A)		63	49
5.375%, 04/24/2030 (B)		984	879
5.375%, 04/24/2030 (A)		2,485	2,220
3.500%, 04/14/2033		1,818	1,347
3.500%, 04/14/2033 (B)		212	157
KazTransGas JSC
4.375%, 09/26/2027		815	735
4.375%, 09/26/2027 (B)		165	149
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)		450	318
			14,837

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		801	619
8.000%, 05/22/2032 (A)		1,548	1,318
8.000%, 05/22/2032 (B)		301	256
7.000%, 05/22/2027 (A)		1,914	1,709
7.000%, 05/22/2027 (B)		493	440
6.875%, 06/24/2024 (B)		662	607
6.875%, 06/24/2024		200	184
			5,133

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (B)		$222	$223
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (B)(C)		680	597
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (B)(C)(F)		513	470
			1,290

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		7,412	428
8.200%, 05/17/2033 (G)		2,700	156
6.850%, 03/23/2027 (G)		742	43
6.750%, 11/29/2027 (G)		1,123	64
6.650%, 04/22/2024 (G)		2,250	130
6.000%, 01/27/2023 (G)		560	32
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (G)		8,178	468
7.000%, 03/20/2028 (G)		2,048	118
6.850%, 05/25/2029 (G)		1,996	115
6.650%, 11/03/2028 (G)		2,310	133
6.650%, 02/26/2030 (G)		3,095	177
6.600%, 11/27/2026 (G)		1,613	93
6.400%, 05/26/2023 (G)		2,649	152
6.375%, 12/31/2023 (G)		5,489	319
6.150%, 12/31/2023 (G)		2,616	150
6.100%, 10/04/2022 (G)		9,077	520
6.100%, 10/04/2022 (G)		569	32
5.800%, 04/14/2023 (G)		2,787	160
			3,290

Macau — 0.0%
Studio City Finance (B)
6.500%, 01/15/2028		371	288
6.000%, 07/15/2025		87	75
			363

Malaysia — 6.5%
1MDB Global Investments
4.400%, 03/09/2023		3,600	3,524
4.400%, 03/09/2023		6,400	6,266
Malaysia Government Bond
5.248%, 09/15/2028	MYR	3,617	873
4.935%, 09/30/2043		2,200	530
4.921%, 07/06/2048		3,070	726
4.762%, 04/07/2037		1,000	238
4.696%, 10/15/2042		2,200	519
4.642%, 11/07/2033		500	118
4.504%, 04/30/2029		2,500	583
4.392%, 04/15/2026		3,480	805

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.254%, 05/31/2035	MYR	16,524	$3,765
4.232%, 06/30/2031		1,200	276
4.181%, 07/15/2024		4,186	956
4.065%, 06/15/2050		3,119	646
4.059%, 09/30/2024		7,200	1,643
3.955%, 09/15/2025		35,156	8,020
3.906%, 07/15/2026		17,274	3,936
3.900%, 11/30/2026		4,085	930
3.899%, 11/16/2027		12,332	2,804
3.885%, 08/15/2029		11,247	2,535
3.882%, 03/14/2025		26,322	6,002
3.828%, 07/05/2034		32,019	7,037
3.800%, 08/17/2023		13,526	3,075
3.757%, 04/20/2023		1,500	341
3.757%, 05/22/2040		19,430	4,073
3.733%, 06/15/2028		22,341	5,011
3.582%, 07/15/2032		4,937	1,076
3.502%, 05/31/2027		8,086	1,808
3.480%, 03/15/2023		4,136	939
3.478%, 06/14/2024		4,234	958
2.632%, 04/15/2031		18,547	3,797
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	277
4.119%, 11/30/2034		1,248	279
4.070%, 09/30/2026		6,500	1,485
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,230	1,039
Petronas Capital MTN
4.550%, 04/21/2050		1,401	1,247
3.500%, 04/21/2030		405	369
2.480%, 01/28/2032		1,724	1,424
			79,930

Mexico — 9.9%
Alpek SAB
4.250%, 09/18/2029 (B)		653	593
America Movil
7.125%, 12/09/2024	MXN	18,110	864
Banco Mercantil del Norte (B)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (C)		$476	436
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (C)		609	594
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643% (C)		417	371
Banco Nacional de Comercio Exterior SNC
2.720%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (B)(C)		991	827
Cemex (B)
5.450%, 11/19/2029		750	720

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (C)(F)		$200	$185
3.875%, 07/11/2031 (A)		572	483
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,884
6.264%, 02/15/2052 (B)		$263	207
4.750%, 02/23/2027 (B)		258	241
4.688%, 05/15/2029 (B)		1,872	1,656
3.875%, 07/26/2033		720	545
3.348%, 02/09/2031 (B)		391	305
FEL Energy VI Sarl
5.750%, 12/01/2040 (B)		178	152
Mexican Bonos
8.000%, 11/07/2047	MXN	65,574	3,000
7.750%, 11/13/2042		104,917	4,698
7.500%, 06/03/2027		168,348	8,142
5.750%, 03/05/2026		57,733	2,680
5.000%, 03/06/2025		19,109	889
Mexican Bonos, Ser M20
10.000%, 12/05/2024		122,394	6,295
8.500%, 05/31/2029		109,983	5,487
7.750%, 05/29/2031		336,259	15,967
Mexican Bonos, Ser M30
8.500%, 11/18/2038		126,743	6,153
Mexican Udibonos
4.500%, 12/04/2025		137,940	7,037
4.000%, 11/30/2028		97,935	4,955
3.500%, 11/16/2023		72,009	3,614
Mexico City Airport Trust
5.500%, 07/31/2047 (B)		$715	550
Mexico Government International Bond
4.875%, 05/19/2033		492	452
4.750%, 04/27/2032		1,230	1,152
4.600%, 02/10/2048 (A)		394	304
4.280%, 08/14/2041		676	521
3.771%, 05/24/2061 (A)		999	631
3.750%, 04/19/2071		1,228	762
3.500%, 02/12/2034		203	162
2.659%, 05/24/2031 (A)		3,651	2,945
2.375%, 02/11/2030	EUR	800	747
Mexico Government International Bond MTN
5.750%, 10/12/2110 (A)		$2,756	2,318
4.750%, 03/08/2044		386	311
Minera Mexico
4.500%, 01/26/2050 (B)		627	473
Petroleos Mexicanos
7.690%, 01/23/2050		7,209	4,988
7.690%, 01/23/2050 (B)		427	295
7.470%, 11/12/2026	MXN	15,660	683
7.190%, 09/12/2024 (A)		45,182	2,145

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.950%, 01/28/2060 (B)		$308	$195
6.950%, 01/28/2060		359	227
6.700%, 02/16/2032 (B)		183	144
6.700%, 02/16/2032		8,393	6,590
6.625%, 06/15/2035 (A)		4,683	3,397
6.500%, 01/23/2029		955	817
6.500%, 01/23/2029 (A)(B)		785	672
6.500%, 06/02/2041		279	181
6.375%, 01/23/2045		710	440
6.350%, 02/12/2048		370	226
6.350%, 02/12/2048		678	414
6.350%, 02/12/2048 (B)		430	263
5.950%, 01/28/2031 (B)		540	409
5.950%, 01/28/2031		1,490	1,128
5.350%, 02/12/2028 (B)		279	235
Petroleos Mexicanos MTN
8.750%, 06/02/2029		1,862	1,746
6.750%, 09/21/2047		3,197	2,040
6.750%, 09/21/2047		553	353
4.875%, 02/21/2028	EUR	755	657
Poinsettia Finance
6.625%, 06/17/2031		$5,230	4,419
			122,972

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (B)		784	694
Mongolia Government International Bond
5.125%, 04/07/2026		781	668
3.500%, 07/07/2027		1,351	1,077
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,651	2,552
			4,991

Morocco — 0.1%
Morocco Government International Bond
5.500%, 12/11/2042		200	171
4.000%, 12/15/2050		673	460
3.000%, 12/15/2032 (A)		1,017	808
			1,439

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (B)(D)		1,356	1,031
5.000%, 09/15/2031 (D)		200	152
			1,183

Nigeria — 0.8%
IHS Netherlands Holdco
8.000%, 09/18/2027 (B)		299	262
Nigeria Government International Bond
9.248%, 01/21/2049 (A)		322	240
7.875%, 02/16/2032		923	694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.696%, 02/23/2038	$1,811	$1,227
7.696%, 02/23/2038 (B)	601	407
Nigeria Government International Bond MTN
8.375%, 03/24/2029	1,976	1,635
8.375%, 03/24/2029 (A)(B)	1,261	1,044
8.250%, 09/28/2051 (B)	903	601
7.625%, 11/28/2047 (B)	1,461	937
7.375%, 09/28/2033 (B)	1,039	738
7.375%, 09/28/2033	2,953	2,098
6.500%, 11/28/2027 (B)	287	231
		10,114

Oman — 0.8%
Oman Government International Bond
7.000%, 01/25/2051 (A)	1,199	1,157
6.750%, 10/28/2027	3,535	3,658
6.750%, 01/17/2048 (A)	3,769	3,526
6.250%, 01/25/2031 (A)	1,188	1,195
		9,536

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025	1,000	479
7.875%, 03/31/2036	200	70
6.875%, 12/05/2027	319	123
Pakistan Government International Bond MTN
8.875%, 04/08/2051	805	276
7.375%, 04/08/2031	2,780	973
6.000%, 04/08/2026 (B)	3,033	1,198
		3,119

Panama — 1.4%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (B)	311	254
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)	492	427
Banco Nacional de Panama
2.500%, 08/11/2030 (A)(B)	791	634
Empresa de Transmision Electrica
5.125%, 05/02/2049 (B)	635	512
Panama Government International Bond
9.375%, 04/01/2029	514	610
8.125%, 04/28/2034	478	570
6.400%, 02/14/2035	3,396	3,445
4.500%, 04/16/2050	735	554
4.500%, 04/01/2056	2,043	1,489
4.500%, 01/19/2063	2,551	1,796
4.300%, 04/29/2053	200	144
3.870%, 07/23/2060	1,952	1,257
3.750%, 03/16/2025	600	580
3.160%, 01/23/2030 (A)	165	142
2.252%, 09/29/2032 (A)	5,260	3,895

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Panama
6.700%, 01/26/2036		$520	$542
Telecomunicaciones Digitales
4.500%, 01/30/2030 (B)		208	187
			17,038

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	245
8.375%, 10/04/2028 (B)		275	238
			483

Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034 (E)		1,605	1,102
Paraguay Government International Bond
6.100%, 08/11/2044		1,260	1,211
5.600%, 03/13/2048		903	787
5.400%, 03/30/2050		571	492
4.950%, 04/28/2031		880	850
2.739%, 01/29/2033		874	700
			5,142

Peru — 2.5%
Atlantica Transmision Sur
6.875%, 04/30/2043 (B)		259	234
Fondo MIVIVIENDA
7.000%, 02/14/2024 (B)	PEN	3,704	947
Kallpa Generacion (B)
4.875%, 05/24/2026		$263	253
4.125%, 08/16/2027		936	858
Peru Government Bond
6.950%, 08/12/2031	PEN	2,670	659
5.350%, 08/12/2040		2,134	415
5.200%, 09/12/2023		800	208
Peruvian Government International Bond
8.750%, 11/21/2033 (A)		$490	595
8.200%, 08/12/2026	PEN	15	4
8.200%, 08/12/2026		2,240	614
6.900%, 08/12/2037		1,171	274
6.900%, 08/12/2037		3,326	779
6.850%, 02/12/2042		613	141
6.350%, 08/12/2028		1,880	468
6.150%, 08/12/2032		13,548	3,117
5.940%, 02/12/2029		5,290	1,270
5.700%, 08/12/2024 (B)		4,932	1,274
5.400%, 08/12/2034		1,243	261
5.400%, 08/12/2034		9,457	1,982
3.750%, 03/01/2030	EUR	200	198
3.550%, 03/10/2051		$602	428
3.230%, 07/28/2121		2,105	1,222
3.000%, 01/15/2034 (A)		1,768	1,393
2.783%, 01/23/2031		4,917	4,068

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.950%, 11/17/2036	EUR	1,550	$1,132
1.250%, 03/11/2033		2,088	1,545
Petroleos del Peru
5.625%, 06/19/2047		$6,793	4,439
5.625%, 06/19/2047 (B)		812	531
4.750%, 06/19/2032 (B)		1,201	928
4.750%, 06/19/2032		754	583
			30,820

Philippines — 0.6%
Philippine Government International Bond
6.375%, 10/23/2034		200	221
5.609%, 04/13/2033		210	222
5.170%, 10/13/2027		499	512
3.200%, 07/06/2046		347	253
3.000%, 02/01/2028		271	252
1.950%, 01/06/2032		5,087	4,127
1.750%, 04/28/2041	EUR	402	292
1.648%, 06/10/2031		$1,728	1,379
			7,258

Poland — 3.6%
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	9,759	2,289
3.750%, 05/25/2027		16,154	3,241
3.250%, 07/25/2025		8,670	1,813
2.750%, 04/25/2028		22,021	4,113
2.750%, 10/25/2029		29,551	5,224
2.500%, 07/25/2026		50,358	9,887
2.500%, 07/25/2027		10,957	2,080
1.750%, 04/25/2032 (A)		37,016	5,534
1.250%, 10/25/2030		28,152	4,307
0.250%, 10/25/2026		6,870	1,222
Republic of Poland Government International Bond
5.750%, 11/16/2032		$3,601	3,832
5.500%, 11/16/2027		1,155	1,185
			44,727

Qatar — 1.4%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (B)		363	312
Qatar Government International Bond
5.103%, 04/23/2048		567	569
4.817%, 03/14/2049		2,837	2,759
4.817%, 03/14/2049 (A)(B)		1,863	1,812
4.400%, 04/16/2050 (A)(B)		1,150	1,052
4.400%, 04/16/2050 (A)		2,865	2,621
4.000%, 03/14/2029 (B)		759	746
3.875%, 04/23/2023		239	238
3.750%, 04/16/2030 (A)		2,744	2,655
3.375%, 03/14/2024		936	917
QatarEnergy Trading
3.300%, 07/12/2051 (B)		234	172

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.125%, 07/12/2041 (B)		$292	$224
2.250%, 07/12/2031 (B)		705	583
2.250%, 07/12/2031		2,491	2,061
			16,721

Romania — 3.1%
Romania Government Bond
8.250%, 09/29/2032	RON	10,420	2,251
6.700%, 02/25/2032		24,775	4,853
4.850%, 07/25/2029		13,525	2,443
4.750%, 10/11/2034		2,535	395
4.150%, 01/26/2028		2,145	394
4.150%, 10/24/2030		2,875	485
3.650%, 07/28/2025		12,120	2,397
3.650%, 09/24/2031		5,510	881
3.250%, 06/24/2026		3,585	673
2.500%, 10/25/2027		20,235	3,464
Romanian Government International Bond
5.250%, 11/25/2027 (B)		$740	710
5.125%, 06/15/2048		244	193
5.000%, 02/12/2029	RON	13,270	2,460
4.000%, 02/14/2051		$1,774	1,174
3.625%, 03/27/2032 (B)		1,168	928
3.624%, 05/26/2030	EUR	409	356
3.000%, 02/27/2027 (B)		$394	348
2.750%, 04/14/2041 (B)	EUR	2,422	1,446
2.625%, 12/02/2040 (B)		1,164	691
2.000%, 04/14/2033 (B)		179	122
Romanian Government International Bond MTN
4.625%, 04/03/2049 (A)		1,242	956
4.125%, 03/11/2039		1,057	803
3.875%, 10/29/2035		1,700	1,334
3.750%, 02/07/2034		2,450	1,948
3.375%, 02/08/2038 (B)		1,163	836
3.375%, 01/28/2050		2,100	1,288
3.375%, 01/28/2050 (B)		1,085	665
2.875%, 05/26/2028 (A)		261	241
2.875%, 04/13/2042		675	402
2.875%, 04/13/2042 (B)		260	155
2.500%, 02/08/2030 (B)		657	541
2.125%, 03/07/2028		715	635
2.124%, 07/16/2031		471	345
2.000%, 01/28/2032		960	681
2.000%, 04/14/2033		1,665	1,135
			38,629

Russia — 0.2%
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	87,350	323
7.050%, 01/19/2028		271,518	1,004
7.000%, 07/30/2036		86,250	319
6.900%, 07/23/2031		32,372	120

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.700%, 03/14/2029	RUB	35,842	$133
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$–	–
4.375%, 03/21/2029		3,000	780
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	31
6.800%, 11/22/2025 (B)		150	7
			2,717

Saudi Arabia — 1.6%
EIG Pearl Holdings Sarl (B)
4.387%, 11/30/2046		822	631
3.545%, 08/31/2036		657	550
Global Sukuk
1.602%, 06/17/2026 (A)		847	756
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (B)		920	821
4.250%, 04/16/2039 (A)		160	143
Saudi Government International Bond
5.500%, 10/25/2032 (B)		1,927	2,036
5.250%, 01/16/2050 (A)		680	667
4.375%, 04/16/2029		3,970	3,918
Saudi Government International Bond MTN
5.000%, 04/17/2049 (B)		724	681
4.625%, 10/04/2047 (B)		2,683	2,397
4.500%, 10/26/2046		1,865	1,653
3.750%, 01/21/2055 (B)		748	589
3.450%, 02/02/2061		599	428
3.250%, 11/17/2051 (A)(B)		1,380	994
2.875%, 03/04/2023 (A)		1,341	1,334
2.250%, 02/02/2033 (B)		2,776	2,251
			19,849

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		952	669
4.750%, 03/13/2028	EUR	827	759
4.750%, 03/13/2028 (B)		113	104
			1,532

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		320	293
2.125%, 12/01/2030 (A)		$400	287
1.650%, 03/03/2033	EUR	270	174
1.500%, 06/26/2029		2,863	2,184
Serbia International Bond MTN
2.050%, 09/23/2036		1,141	682
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	380
4.500%, 01/11/2026		15,250	130
4.500%, 08/20/2032		10,270	77
			4,207

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa — 6.7%
Bidvest Group UK PLC
3.625%, 09/23/2026 (B)		$344	$309
Eskom Holdings SOC
7.125%, 02/11/2025 (B)		2,564	2,328
4.314%, 07/23/2027		1,189	1,035
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (B)		391	342
7.500%, 09/15/2033	ZAR	35,200	1,481
6.750%, 08/06/2023 (B)		$1,063	1,021
Republic of South Africa
10.500%, 12/21/2026	ZAR	115,266	7,127
9.000%, 01/31/2040		43,952	2,088
8.875%, 02/28/2035		223,707	11,070
8.750%, 01/31/2044		118,076	5,405
8.750%, 02/28/2048		140,353	6,423
8.500%, 01/31/2037		241,987	11,271
8.250%, 03/31/2032		179,762	8,998
8.000%, 01/31/2030		50,429	2,640
7.000%, 02/28/2031		104,874	4,972
6.500%, 02/28/2041		23,055	847
6.300%, 06/22/2048		$540	429
6.250%, 03/31/2036	ZAR	64,745	2,501
5.875%, 09/16/2025		$852	853
5.750%, 09/30/2049		4,934	3,610
5.650%, 09/27/2047		946	693
5.000%, 10/12/2046 (A)		357	249
4.850%, 09/27/2027 (A)		420	398
Republic of South Africa Government International Bond
7.300%, 04/20/2052		2,798	2,405
5.875%, 04/20/2032		3,239	2,915
Sasol Financing USA
6.500%, 09/27/2028		360	326
5.875%, 03/27/2024		442	432
4.375%, 09/18/2026		351	310
			82,478

South Korea — 0.8%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	575
7.250%, 12/07/2024		700,000	45
5.750%, 03/05/2024		12,200,000	776
Korea Treasury Bond
3.125%, 09/10/2027	KRW	10,654,590	8,199
			9,595

Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$1,598	496
7.550%, 03/28/2030		1,255	388
6.850%, 03/14/2024		512	158
6.850%, 11/03/2025		1,339	422

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.825%, 07/18/2026 (B)		$909	$283
6.825%, 07/18/2026		500	156
6.750%, 04/18/2028 (B)		5,379	1,669
6.750%, 04/18/2028		2,648	821
6.350%, 06/28/2024 (B)		864	267
6.200%, 05/11/2027		1,924	595
5.750%, 04/18/2023		434	134
			5,389

Supra-National — 0.6%
Africa Finance
2.875%, 04/28/2028 (B)		1,679	1,441
African Export-Import Bank
3.798%, 05/17/2031 (B)		200	165
African Export-Import Bank MTN
3.994%, 09/21/2029 (B)		363	315
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (B)		865	811
4.700%, 10/22/2031 (B)		683	580
4.700%, 10/22/2031		280	238
European Bank for Reconstruction & Development MTN
5.200%, 05/28/2024	IDR	11,593,600	736
Inter-American Development Bank MTN
7.875%, 03/14/2023		44,650,000	2,880
			7,166

Taiwan — 0.1%
TSMC Arizona
4.250%, 04/22/2032 (A)		$444	429
3.250%, 10/25/2051		220	158
2.500%, 10/25/2031		200	164
			751

Thailand — 3.0%
GC Treasury Center MTN
4.300%, 03/18/2051 (B)		735	510
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	102
3.775%, 06/25/2032		181,773	5,750
3.650%, 06/20/2031		58,000	1,824
3.625%, 06/16/2023		30,000	876
3.450%, 06/17/2043		56,234	1,638
3.400%, 06/17/2036		188,484	5,637
3.300%, 06/17/2038		88,684	2,597
2.875%, 12/17/2028		19,665	593
2.875%, 06/17/2046		3,431	88
2.750%, 06/17/2052		1,861	44
2.650%, 06/17/2028		61,000	1,818
2.400%, 12/17/2023		88,000	2,569
2.125%, 12/17/2026		10,313	302
2.000%, 12/17/2031		129,004	3,583
2.000%, 06/17/2042		93,520	2,175
1.600%, 12/17/2029		7,000	193

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 06/17/2035	THB	27,023	$669
1.585%, 12/17/2035		73,597	1,810
1.450%, 12/17/2024		67,979	1,955
1.250%, 03/12/2028		63,922	1,790
1.000%, 06/17/2027		39,000	1,081
			37,604

Tunisia — 0.4%
Tunisian Republic
6.375%, 07/15/2026 (A)(B)	EUR	2,375	1,582
6.375%, 07/15/2026		622	414
5.750%, 01/30/2025 (A)		$426	293
5.625%, 02/17/2024	EUR	3,105	2,586
			4,875

Turkey — 1.7%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (B)		$655	533
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (B)		2,508	2,444
Turkey Government Bond
1.500%, 06/18/2025	TRY	32,559	2,422
Turkey Government International Bond
9.875%, 01/15/2028		$2,494	2,581
6.875%, 03/17/2036		550	459
6.500%, 09/20/2033		711	590
6.375%, 10/14/2025		819	784
6.125%, 10/24/2028		1,295	1,154
5.950%, 01/15/2031		2,585	2,133
5.875%, 06/26/2031		2,181	1,783
5.750%, 05/11/2047		1,363	927
5.125%, 02/17/2028		711	614
4.875%, 10/09/2026		1,017	909
4.875%, 04/16/2043 (A)		3,429	2,224
Turkiye Ihracat Kredi Bankasi
5.750%, 07/06/2026		671	610
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (B)		500	487
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (B)		429	421
			21,075

Uganda — 0.1%
Republic of Uganda Government Bonds
14.250%, 06/22/2034	UGX	3,800,000	912

Ukraine — 0.5%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (B)		$990	168
7.125%, 07/19/2024	EUR	720	130
NPC Ukrenergo
6.875%, 11/09/2028 (B)		$1,031	178
State Agency of Roads of Ukraine
6.250%, 06/24/2030		1,016	172

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.250%, 06/24/2030 (B)		$363	$62
Ukraine Government International Bond
15.840%, 02/26/2025	UAH	66,553	925
9.750%, 11/01/2030		$497	100
7.750%, 09/01/2025 (B)		24	5
7.750%, 09/01/2027 (B)		2,445	505
7.750%, 09/01/2028		1,905	393
7.750%, 09/01/2028 (B)		636	131
7.750%, 09/01/2029		1,425	295
7.750%, 09/01/2029 (B)		223	46
7.375%, 09/25/2034		2,001	363
7.253%, 03/15/2035		1,009	182
6.876%, 05/21/2031		6,242	1,139
6.876%, 05/21/2031 (B)		281	51
6.750%, 06/20/2028	EUR	1,299	240
3.000%, 08/01/2041 (B)(C)		$2,206	615
1.258%, 08/01/2041 (C)		410	114
			5,814

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		1,010	927
4.600%, 11/02/2047 (A)(B)		2,523	2,315
3.650%, 11/02/2029 (B)		207	193
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,049	774
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (A)		260	220
3.000%, 09/15/2051 (A)		720	516
3.000%, 09/15/2051 (B)		519	372
2.500%, 04/16/2025 (A)		901	861
1.700%, 03/02/2031		200	165
1.625%, 06/02/2028 (A)		1,399	1,227
DAE Funding LLC
3.375%, 03/20/2028 (B)		550	487
DP World MTN (B)
6.850%, 07/02/2037 (A)		210	223
5.625%, 09/25/2048		439	411
4.700%, 09/30/2049		826	694
DP World Crescent MTN
4.848%, 09/26/2028 (A)		475	469
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (C)(F)		877	867
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050 (A)		490	350
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (B)		2,703	1,771

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		$3,622	$2,908
2.940%, 09/30/2040 (B)		593	476
2.625%, 03/31/2036 (B)		580	467
2.160%, 03/31/2034		1,535	1,304
MDGH GMTN RSC
5.500%, 04/28/2033 (B)		1,216	1,284
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (B)		548	543
3.950%, 05/21/2050		200	174
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	342
UAE International Government Bond MTN
4.951%, 07/07/2052		332	331
2.000%, 10/19/2031 (B)		620	520
			21,191

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (B)	IDR	6,861,000	474

United States — 0.5%
JPMorgan Chase Bank MTN (B)
7.500%, 06/15/2035		36,336,000	2,404
7.000%, 09/18/2030 (C)		43,433,000	2,817
Sagicor Financial
5.300%, 05/13/2028 (B)		$520	487
			5,708

Uruguay — 0.4%
Uruguay Government International Bond
8.250%, 05/21/2031	UYU	13,840	301
5.750%, 10/28/2034		$2,946	3,184
5.100%, 06/18/2050		170	167
4.975%, 04/20/2055 (A)		1,866	1,782
			5,434

Uzbekistan — 0.4%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		505	414
Republic of Uzbekistan International Bond MTN
5.375%, 02/20/2029		1,433	1,326
3.700%, 11/25/2030		205	171
Uzauto Motors AJ
4.850%, 05/04/2026 (A)(B)		1,744	1,437
4.850%, 05/04/2026		769	634
Uzbekneftegaz JSC
4.750%, 11/16/2028 (B)		810	647
			4,629

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		1,000	48

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.000%, 11/17/2021 (A)(G)		$4,300	$194
6.000%, 05/16/2024 (G)		10,192	484
6.000%, 05/16/2024 (G)		7,785	370
6.000%, 11/15/2026 (G)		13,215	595
5.500%, 04/12/2037 (G)		1,740	78
5.375%, 04/12/2027 (G)		4,563	205
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		2,300	201
9.250%, 05/07/2028 (G)		2,941	243
8.250%, 10/13/2024 (G)		3,304	264
7.750%, 10/13/2019 (G)		3,976	288
			2,970

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (B)		1,111	922

Zambia — 0.9%
First Quantum Minerals (B)
6.875%, 03/01/2026		403	382
6.875%, 10/15/2027 (A)		529	496
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	54
13.000%, 12/18/2027		5,630	199
13.000%, 01/25/2031		12,744	360
11.000%, 01/25/2026		18,620	732
11.000%, 06/28/2026		78,885	2,969
10.000%, 06/28/2024		66,325	3,167
Zambia Government International Bond
8.970%, 07/30/2027 (A)		$2,711	1,197
8.500%, 04/14/2024		200	90
5.375%, 09/20/2022		3,557	1,471
5.375%, 09/20/2022 (B)		299	124
			11,241

Total Global Bonds
(Cost $1,388,390) ($ Thousands)			1,184,659

	Shares
AFFILIATED PARTNERSHIP — 5.4%
SEI Liquidity Fund, LP
4.240% **†(H)		67,283,998	67,290

Total Affiliated Partnership
(Cost $67,290) ($ Thousands)			67,290

Total Investments in Securities — 101.0%
(Cost $1,455,680) ($ Thousands)			$1,251,949

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro-Bobl	14	Mar-2023	$1,737	$1,730	$(17)
Korea 10-Year Bond	22	Mar-2023	1,920	1,913	(54)
Korea 3-Year Bond	116	Mar-2023	9,311	9,490	(73)
R186 Bond Future	519	Feb-2023	2,962	3,260	58
R2030 Bond Future	593	Feb-2023	2,762	3,111	125
R2032 Bond Future	608	Feb-2023	2,801	3,152	123
R2035 Bond Future	314	Feb-2023	1,447	1,625	60
R2037 Bond Future	446	Feb-2023	1,853	2,081	77
R213 Bond Future	851	Feb-2023	3,718	4,190	171
U.S. 2-Year Treasury Note	42	Mar-2023	8,602	8,613	11
U.S. 5-Year Treasury Note	76	Mar-2023	8,202	8,203	1
U.S. 10-Year Treasury Note	54	Mar-2023	6,211	6,064	(147)
U.S. Long Treasury Bond	18	Mar-2023	2,256	2,256	–
U.S. Ultra Long Treasury Bond	39	Mar-2023	5,227	5,238	11
			59,009	60,926	346
Short Contracts
Euro-Bund	(93)	Mar-2023	$(13,752)	$(13,194)	$767
Euro-Buxl	(29)	Mar-2023	(4,866)	(4,186)	764
			(18,618)	(17,380)	1,531
			$40,391	$43,546	$1,877

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/03/23	THB	56,625	USD	1,628	$(7)
Barclays PLC	01/06/23	USD	1,461	COP	7,032,047	(11)
Barclays PLC	01/10/23	EUR	931	HUF	385,429	32
Barclays PLC	02/09/23	RON	13	EUR	3	—
Barclays PLC	03/02/23	BRL	8,290	USD	1,569	15
Barclays PLC	03/15/23	MXN	6,355	USD	320	(2)
Barclays PLC	03/15/23	PHP	154,594	USD	2,781	5
Barclays PLC	03/16/23	USD	2,781	PEN	10,755	23
Barclays PLC	03/16/23	ZAR	92,550	USD	5,254	(155)
Barclays PLC	03/21/23	USD	1,644	THB	56,625	4
Citigroup	03/15/23	TWD	75,366	USD	2,494	20
Citigroup	01/03/23 - 01/30/23	TWD	58,449	USD	1,857	(48)
Citigroup	01/04/23 - 01/27/23	EUR	4,293	USD	4,476	(110)
Citigroup	01/05/23	EUR	1,400	PLN	6,647	21
Citigroup	01/05/23	IDR	37,222,893	USD	2,387	(5)
Citigroup	01/09/23 - 03/15/23	USD	18,871	CNY	130,722	108
Citigroup	01/18/23	EGP	30,713	USD	1,388	187
Citigroup	01/20/23	PLN	7,365	EUR	1,542	(30)
Citigroup	01/23/23 - 03/16/23	EUR	7,054	HUF	2,991,588	338
Citigroup	01/24/23 - 03/15/23	USD	2,859	IDR	44,623,496	24
Citigroup	01/27/23	USD	359	EUR	337	2
Citigroup	02/07/23	USD	672	PHP	37,309	—
Citigroup	03/15/23	PHP	112,305	USD	2,022	5
Citigroup	02/07/23	PHP	29,507	USD	500	(32)
Citigroup	02/09/23	RON	2,188	EUR	440	(1)
Citigroup	03/02/23	USD	1,315	BRL	6,930	(16)
Citigroup	03/02/23	BRL	90,748	USD	16,516	(494)
Citigroup	03/15/23	USD	1,011	PEN	3,890	3
Citigroup	03/15/23	USD	1,593	GHS	18,595	273
Citigroup	03/15/23	USD	2,560	SGD	3,452	18
Citigroup	03/15/23	USD	2,676	COP	13,030,760	(20)
Citigroup	03/15/23 - 03/16/23	USD	3,749	ILS	12,793	(106)
Citigroup	03/15/23	USD	5,682	ZAR	98,870	97
Citigroup	03/15/23	USD	6,219	THB	213,661	(5)
Citigroup	03/15/23	RON	7,582	USD	1,627	(4)
Citigroup	03/15/23	MXN	86,890	USD	4,329	(74)
Citigroup	03/15/23	CLP	2,265,430	USD	2,621	(14)
Citigroup	03/16/23	EUR	982	CZK	24,148	10
Citigroup	03/16/23	USD	8,170	HUF	3,330,047	540
Citigroup	03/22/23	NGN	236,298	USD	502	24
Citigroup	05/17/23 - 06/21/23	USD	6,492	EGP	141,357	(1,456)
Deutsche Bank	01/03/23 - 03/15/23	USD	3,357	THB	117,751	52
Deutsche Bank	01/19/23	USD	956	KRW	1,253,090	39
Goldman Sachs	01/04/23	USD	2,433	EUR	2,278	(2)
Goldman Sachs	03/15/23	USD	8,728	IDR	136,180,046	88
Goldman Sachs	01/05/23	USD	986	IDR	15,224,641	(7)
Goldman Sachs	01/06/23 - 01/23/23	EUR	1,633	HUF	680,634	68

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	02/02/23 - 03/01/23	USD	14,585	BRL	79,022	$258
Goldman Sachs	01/06/23	USD	1,471	BRL	7,684	(16)
Goldman Sachs	01/06/23	THB	101,939	USD	2,925	(19)
Goldman Sachs	01/17/23	USD	2,382	CNY	16,547	7
Goldman Sachs	01/20/23 - 03/16/23	PLN	27,750	EUR	5,817	(69)
Goldman Sachs	01/23/23	HUF	467,684	EUR	1,122	(41)
Goldman Sachs	01/30/23	CZK	18,032	EUR	735	(10)
Goldman Sachs	02/02/23 - 03/01/23	BRL	9,898	USD	1,874	16
Goldman Sachs	02/02/23	BRL	1,868	USD	350	(2)
Goldman Sachs	02/08/23	USD	873	KRW	1,134,733	31
Goldman Sachs	02/09/23	EUR	2,771	RON	13,772	5
Goldman Sachs	02/09/23	COP	13,321,435	USD	2,755	22
Goldman Sachs	03/15/23	USD	1,862	PEN	7,178	10
Goldman Sachs	03/15/23	USD	2,782	THB	95,657	—
Goldman Sachs	03/15/23	USD	8,040	PLN	36,113	153
Goldman Sachs	03/15/23	RON	9,245	USD	1,996	7
Goldman Sachs	03/15/23	EGP	24,715	USD	1,080	172
Goldman Sachs	03/15/23	TRY	99,560	USD	4,949	(103)
Goldman Sachs	03/15/23	ZAR	105,179	USD	6,073	(75)
Goldman Sachs	03/15/23	TWD	237,051	USD	7,862	80
Goldman Sachs	03/15/23	NGN	433,270	USD	906	25
Goldman Sachs	03/15/23	INR	534,728	USD	6,458	27
Goldman Sachs	03/20/23	USD	1,004	EGP	29,377	74
Goldman Sachs	05/17/23	USD	123	EGP	2,624	(29)
JPMorgan Chase Bank	01/03/23	USD	951	TWD	29,161	(2)
JPMorgan Chase Bank	01/03/23 - 03/15/23	USD	4,002	MYR	17,840	68
JPMorgan Chase Bank	01/03/23	MYR	8,426	USD	1,904	(9)
JPMorgan Chase Bank	01/03/23 - 03/15/23	THB	19,499	USD	555	(8)
JPMorgan Chase Bank	01/04/23 - 03/15/23	USD	2,436	EUR	2,321	46
JPMorgan Chase Bank	01/04/23	EUR	3,267	USD	3,418	(68)
JPMorgan Chase Bank	01/09/23 - 02/09/23	USD	498	IDR	7,777,261	5
JPMorgan Chase Bank	01/09/23 - 02/09/23	USD	6,693	PHP	390,055	320
JPMorgan Chase Bank	01/17/23	PHP	1,715	USD	31	—
JPMorgan Chase Bank	01/09/23 - 01/17/23	PHP	129,450	USD	2,318	(6)
JPMorgan Chase Bank	01/17/23	IDR	57,982,835	USD	3,766	28
JPMorgan Chase Bank	01/09/23 - 02/09/23	IDR	229,195,219	USD	14,640	(156)
JPMorgan Chase Bank	01/13/23	USD	44	PEN	170	—
JPMorgan Chase Bank	01/13/23	PEN	18,694	USD	4,839	(59)
JPMorgan Chase Bank	01/17/23	USD	179	COP	856,835	(3)
JPMorgan Chase Bank	01/17/23	USD	4,985	THB	171,772	(18)
JPMorgan Chase Bank	01/17/23 - 03/13/23	USD	11,391	HUF	4,758,547	1,153
JPMorgan Chase Bank	01/17/23 - 03/15/23	USD	13,030	ZAR	240,447	1,061
JPMorgan Chase Bank	01/17/23 - 03/16/23	ZAR	362,651	USD	20,165	(1,125)
JPMorgan Chase Bank	01/17/23 - 03/13/23	HUF	1,633,829	USD	3,813	(523)
JPMorgan Chase Bank	01/17/23 - 02/09/23	COP	10,831,531	USD	2,235	6
JPMorgan Chase Bank	01/20/23	EUR	–	PLN	–	—
JPMorgan Chase Bank	01/20/23	EUR	927	PLN	4,427	18
JPMorgan Chase Bank	01/20/23	PLN	3,446	EUR	720	(16)
JPMorgan Chase Bank	01/25/23 - 03/15/23	USD	4,794	SGD	6,499	57
JPMorgan Chase Bank	01/27/23	USD	1,364	EUR	1,319	45

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/27/23	EUR	21,488	USD	21,692	$(1,277)
JPMorgan Chase Bank	01/27/23	JPY	185,000	USD	1,263	(144)
JPMorgan Chase Bank	01/30/23	EUR	1,834	CZK	44,965	24
JPMorgan Chase Bank	01/30/23	TWD	29,161	USD	955	3
JPMorgan Chase Bank	02/02/23 - 03/13/23	USD	5,135	BRL	27,894	102
JPMorgan Chase Bank	02/22/23 - 03/13/23	USD	664	BRL	3,506	(6)
JPMorgan Chase Bank	02/08/23 - 02/21/23	USD	10,901	KRW	14,500,256	648
JPMorgan Chase Bank	02/08/23 - 03/14/23	KRW	2,334,244	USD	1,720	(140)
JPMorgan Chase Bank	02/09/23	GHS	1,874	USD	197	8
JPMorgan Chase Bank	02/09/23	RON	2,350	EUR	473	(1)
JPMorgan Chase Bank	02/13/23	USD	6	RON	31	1
JPMorgan Chase Bank	02/13/23	USD	1,659	MXN	33,033	23
JPMorgan Chase Bank	02/13/23	USD	58	MXN	1,137	—
JPMorgan Chase Bank	02/13/23	PLN	2,328	USD	515	(15)
JPMorgan Chase Bank	02/13/23	USD	9,460	PLN	45,928	989
JPMorgan Chase Bank	02/13/23 - 03/06/23	USD	10,625	CNY	75,494	349
JPMorgan Chase Bank	02/13/23	MXN	3,166	USD	162	1
JPMorgan Chase Bank	02/13/23	MXN	18,799	USD	945	(13)
JPMorgan Chase Bank	02/13/23 - 03/13/23	CNY	75,494	USD	10,499	(469)
JPMorgan Chase Bank	02/21/23 - 03/13/23	USD	4,805	CLP	4,331,988	244
JPMorgan Chase Bank	03/13/23	BRL	30,414	USD	5,736	47
JPMorgan Chase Bank	02/22/23 - 03/13/23	BRL	922	USD	170	(3)
JPMorgan Chase Bank	03/07/23	CNH	28,575	USD	4,137	(14)
JPMorgan Chase Bank	03/13/23	USD	105	CZK	2,461	4
JPMorgan Chase Bank	03/13/23	CLP	24,000	USD	27	(1)
JPMorgan Chase Bank	03/15/23	USD	1,133	GHS	14,818	353
JPMorgan Chase Bank	03/15/23	TRY	5,059	USD	255	(2)
JPMorgan Chase Bank	05/17/23	USD	3,731	EGP	79,364	(894)
Merrill Lynch	03/02/23	BRL	24,950	USD	4,607	(70)
Merrill Lynch	03/15/23	NGN	93,998	USD	199	8
Merrill Lynch	05/17/23	USD	263	NGN	135,240	(3)
Midland Walwyn Capital Inc.	01/05/23	USD	712	IDR	11,011,198	(4)
Midland Walwyn Capital Inc.	01/09/23	CNY	2,090	USD	300	(1)
Midland Walwyn Capital Inc.	01/20/23	PLN	1,267	EUR	270	—
Midland Walwyn Capital Inc.	01/20/23	EUR	1,947	PLN	9,283	35
Midland Walwyn Capital Inc.	02/08/23	KRW	1,327,729	USD	935	(122)
Midland Walwyn Capital Inc.	03/16/23	USD	994	ILS	3,371	(35)
Midland Walwyn Capital Inc.	03/16/23	EUR	3,033	HUF	1,289,889	122
Midland Walwyn Capital Inc.	03/21/23	THB	8,815	USD	257	—
Morgan Stanley	01/05/23	USD	713	IDR	10,987,053	(8)
Morgan Stanley	01/10/23	HUF	767,917	EUR	1,855	(63)
Morgan Stanley	01/20/23	PLN	2,008	EUR	427	(2)
Morgan Stanley	02/09/23	USD	3,173	CLP	2,826,314	132
Morgan Stanley	02/09/23	COP	10,180,380	USD	2,093	5
Morgan Stanley	03/01/23	USD	1,972	BRL	10,536	3
Morgan Stanley	03/15/23	MXN	2,743	USD	136	(3)
Morgan Stanley	03/16/23	USD	599	ZAR	10,417	10
Morgan Stanley	03/16/23	CZK	5,848	EUR	239	(1)
Standard Bank	01/05/23	EUR	28,948	USD	30,278	(619)

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/02/23	USD	2,016	BRL	10,770	$3
Standard Bank	03/15/23	USD	791	GHS	10,413	253
Standard Bank	03/15/23	USD	1,106	COP	5,441,835	3
Standard Bank	03/15/23	USD	2,133	CZK	49,388	42
Standard Bank	03/15/23	USD	2,954	MXN	59,206	47
Standard Bank	03/15/23	USD	3,128	CLP	2,730,021	47
Standard Bank	03/15/23	USD	3,635	ZAR	63,385	70
Standard Bank	03/15/23	USD	3,093	PEN	11,940	20
Standard Bank	03/15/23	USD	579	PEN	2,220	—
Standard Bank	03/15/23	USD	4,276	CNY	29,506	16
Standard Bank	03/15/23	MYR	5,364	USD	1,225	(10)
Standard Bank	03/15/23	USD	9,229	THB	316,301	(29)
Standard Bank	03/15/23	USD	9,377	INR	778,090	(20)
Standard Bank	03/15/23	PEN	10,282	USD	2,664	(16)
Standard Bank	03/15/23	TWD	45,733	USD	1,514	13
Standard Bank	03/15/23	ZMW	9,828	USD	571	34
Standard Bank	03/15/23	ZMW	47,853	USD	2,608	(10)
Standard Bank	03/15/23	PHP	78,043	USD	1,398	(3)
Standard Bank	03/15/23	EGP	113,693	USD	4,146	(32)
Standard Bank	03/15/23	INR	232,457	USD	2,802	7
Standard Bank	03/15/23 - 05/17/23	NGN	1,453,704	USD	2,985	151
Standard Bank	03/15/23	KRW	1,924,330	USD	1,461	(73)
Standard Chartered	03/15/23	ZMW	9,999	USD	571	24
State Street	01/06/23	KRW	3,821,879	USD	2,928	(96)
State Street	02/02/23	BRL	1,258	USD	244	7
State Street	03/01/23	BRL	6,350	USD	1,176	(15)
						$368

A list of open OTC swap agreements held by the Fund at December 31, 2022, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	$285	$–	$285
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	333	–	333
Goldman Sachs	1-DAY BRL - CETIP	12.80% FIXED	Annually	01/01/2024	BRL	11,903	(30)	–	(30)
Goldman Sachs	1-DAY BRL - CETIP	12.765% FIXED	Annually	01/02/2024	BRL	49,740	(129)	–	(129)
Goldman Sachs	1-DAY BRL - CETIP	12.82% FIXED	Annually	01/02/2024	BRL	13,887	(23)	–	(23)
Goldman Sachs	1-DAY BRL - CETIP	12.83% FIXED	Annually	01/04/2024	BRL	49,740	(79)	–	(79)
Goldman Sachs	1-DAY BRL - CETIP	12.93% FIXED	Annually	02/01/2024	BRL	23,806	(33)	–	(33)
Goldman Sachs	2.45% FIXED	THB-THOR-OIS COMPOUND 3 MONTH	Quarterly	10/03/2024	THB	65,040	(18)	–	(18)
Goldman Sachs	2.36% FIXED	THB-THOR-OIS COMPOUND 3 MONTH	Quarterly	10/04/2024	THB	63,732	(14)	–	(14)
Goldman Sachs	2.3883% FIXED	THB-THOR-OIS COMPOUND 3 MONTH	Quarterly	10/04/2024	THB	182,310	(44)	–	(44)
Goldman Sachs	2.4233% FIXED	THB-THOR-OIS COMPOUND 3 MONTH	Quarterly	10/04/2024	THB	195,119	(51)	–	(51)
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(80)	–	(80)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(66)	–	(66)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(195)	–	(195)

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	$(175)	$–	$(175)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(107)	–	(107)
Goldman Sachs	5.87% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	02/04/2027	INR	504,948	42	–	42
Goldman Sachs	6.96% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/24/2027	INR	188,804	(58)	–	(58)
Goldman Sachs	7.00%	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/27/2027	INR	264,996	(86)	–	(86)
							$(528)	$–	$(528)

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Goldman Sachs	CDX.EM.38.V1	Buy	1.00%	Quarterly	12/20/2027	$8,990	$523	$734	$(211)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2022, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.38.V1	Buy	1.00%	Quarterly	12/20/2027	12,643	$739	$1,193	$(454)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	$(1)	$–	$(1)
1-DAY BRL - CETIP	11.57% FIXED	Annually	01/02/2026	BRL	7,697	117	–	117
1-DAY BRL - CETIP	11.4025% FIXED	Annually	01/02/2026	BRL	2,544	(15)	–	(15)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	2.26%	Semi-Annually	03/16/2026	CLP	1,623,158	(239)	–	(239)
1-DAY BRL - CETIP	11.32%	Annually	01/04/2027	BRL	12,593	(107)	–	(107)
1-DAY BRL - CETIP	12.68% FIXED	Annually	01/04/2027	BRL	11,490	15	–	15
6.395%	1-DAY COP- COLUMBIA IBR	Quarterly	01/06/2027	COP	752,360	19	–	19
7.14%	1-DAY COP- COLUMBIA IBR	Quarterly	01/31/2027	COP	10,885,264	229	–	229
6-MONTH BUDAPEST - BUBOR	9.981% FIXED	Semi-Annually	08/04/2027	HUF	539,018	(67)	–	(67)
6-MONTH BUDAPEST - BUBOR	9.87%	Semi-Annually	08/05/2027	HUF	256,484	(34)	–	(34)
6-MONTH BUDAPEST - BUBOR	9.48% FIXED	Semi-Annually	08/16/2027	HUF	577,725	(95)	–	(95)
6.325% FIXED	6-MONTH PLN - WIBOR	Annually	11/18/2027	PLN	11,109	(13)	–	(13)
9.3% FIXED	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	10/03/2025	CLP	1,726,292	(122)	–	(122)
6-MONTH CZK - PRIBOR	4.508% FIXED	Annually	12/06/2027	CZK	53,176	(80)	–	(80)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	200	–	200
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	17,915	89	–	89
2.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	06/05/2030	CLP	830,041	141	–	141
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	2.145%	Semi-Annually	08/24/2030	CLP	444,725	(109)	–	(109)
6-MONTH BUDAPEST - BUBOR	3.305% FIXED	Semi-Annually	10/04/2031	HUF	424,147	(410)	–	(410)
7.345%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	15,930	69	–	69
6-MONTH BUDAPEST - BUBOR	3.69%	Semi-Annually	11/11/2031	HUF	345,651	(322)	–	(322)
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	79	–	79
9.02% FIXED	1-DAY COP- COLUMBIA IBR	Quarterly	08/11/2032	COP	2,184,690	20	–	20
9.00% FIXED	28-DAY MXN - TIIE	Monthly	09/22/2032	MXN	46,230	217	–	217

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6.74% FIXED	6-MONTH PLN - WIBOR	Annually	09/28/2032	PLN	3,028	$(28)	$–	$(28)
5.695% FIXED	6-MONTH PLN - WIBOR	Annually	12/14/2027	PLN	7,101	34	–	34
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	1.16%	Semi-Annually	06/23/2025	CLP	2,335,691	(374)	–	(374)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	1.36%	Semi-Annually	06/17/2025	CLP	1,931,133	(298)	–	(298)
28-DAY MXN - TIIE	8.84211402% FIXED	Monthly	05/29/2025	MXN	50,000	(38)	(3)	(35)
1-DAY BRL - CETIP	5.655%	Annually	01/02/2023	BRL	2,705	–	–	–
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	–	–	–
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	–	–	–
1-DAY BRL - CETIP	6.77% FIXED	Annually	01/02/2023	BRL	6,361	–	–	–
1-DAY BRL - CETIP	6.23% FIXED	Annually	01/02/2023	BRL	5,579	–	–	–
4.43%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	12,558	1	–	1
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	(80)	–	(80)
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	8,953	(133)	–	(133)
1-DAY BRL - CETIP	6.5% FIXED	Annually	01/02/2024	BRL	4,808	(66)	–	(66)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	(347)	–	(347)
1-DAY BRL - CETIP	4.99%	Annually	01/02/2024	BRL	6,670	(104)	–	(104)
1.9865%	6-MONTH PLN - WIBOR	Annually	03/25/2024	PLN	12,430	172	–	172
6-MONTH BUDAPEST - BUBOR	7.61%	Semi-Annually	03/31/2024	HUF	804,913	(162)	–	(162)
6-MONTH BUDAPEST - BUBOR	7.505%	Semi-Annually	04/04/2024	HUF	347,626	(79)	–	(79)
8.37%	1-DAY COP- COLUMBIA IBR	Quarterly	04/13/2024	COP	11,102,749	88	–	88
9.8% FIXED	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	09/14/2024	CLP	3,894,490	(123)	–	(123)
5.02% FIXED	3-MONTH CZK - PRIBOR	Annually	11/30/2024	CZK	246,271	59	–	59
1-DAY BRL - CETIP	5.65%	Annually	01/02/2025	BRL	12,389	(332)	–	(332)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	3,591	(83)	–	(83)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(78)	–	(78)
1-DAY BRL - CETIP	7.7325% FIXED	Annually	01/02/2025	BRL	10,902	(204)	–	(204)
1-DAY BRL - CETIP	6.77% FIXED	Annually	01/02/2025	BRL	4,102	(96)	–	(96)
1-DAY BRL - CETIP	11.656% FIXED	Annually	01/02/2025	BRL	24,924	(86)	–	(86)
28-DAY MXN - TIIE	6.45% FIXED	Monthly	04/01/2025	MXN	27,064	(89)	–	(89)
7.51%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	04/13/2025	CLP	1,479,240	(5)	–	(5)
6.86%	6-MONTH PLN - WIBOR	Annually	09/30/2032	PLN	6,859	(76)	–	(76)
7.316% FIXED	6-MONTH PLN - WIBOR	Annually	10/28/2032	PLN	4,293	(77)	–	(77)
						$(3,023)	$(3)	$(3,020)

Percentages are based on Net Assets of $1,239,330 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $62,712 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $170,822 ($ Thousands), representing 13.8% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.

(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $67,290 ($ Thousands).

SEI Institutional International Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Emerging Markets Debt Fund (Concluded)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Liquidity Fund, LP	$55,210	$78,380	$(66,307)	$2	$5	$67,290	$65	$-

Amount designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust / Quarterly Report / December 31, 2022

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations

ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BUBOR — Budapest Interbank Offered Rate
CDO — Collateralized Debt Obligation
CETIP — Central Custody and Financial Settlement of Securities
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MIBOR — Mumbai Interbank Offered Rate
MTN — Medium Term Note
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust / Quarterly Report / December 31, 2022